      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 26, 2010.
                                                            FILE NOS. 333-137862
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 8                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 9                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on August 27, 2010 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company under variable annuity contracts.

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                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Plus Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Plus Variable Annuity;
                                                Purchasing a Polaris Plus Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Plus Variable Annuity
                                                (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Plus Variable
                                                Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY
                                   PROSPECTUS
                                 AUGUST 27, 2010

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN



This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST").



UNDERLYING FUNDS:                    MANAGED BY:
     Aggressive Growth               Wells Capital Management Incorporated
     Alliance Growth                 AllianceBernstein L.P.
     Asset Allocation                Edge Asset Management, Inc.
     Balanced                        J.P. Morgan Investment Management Inc.
     Capital Appreciation            Wellington Management Company, LLP
     Cash Management                 BofA Advisors, LLC(1)
     Corporate Bond                  Federated Investment Management Company
     Davis Venture Value             Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)        SunAmerica Asset Management Corp.
     Emerging Markets                Putnam Investment Management, LLC
     Equity Index                    FAF Advisors, Inc.
     Equity Opportunities            OppenheimerFunds, Inc.
     Fundamental Growth              Wells Capital Management Incorporated
     Global Bond                     Goldman Sachs Asset Management International
     Global Equities                 J.P. Morgan Investment Management Inc.
     Government and Quality Bond     Wellington Management Company, LLP
     Growth                          Wellington Management Company, LLP
     Growth-Income                   AllianceBernstein L.P.
     High-Yield Bond                 PineBridge Investments LLC(3)
     International Diversified       Morgan Stanley Investment Management Inc.
       Equities
     International Growth & Income   Putnam Investment Management, LLC
     Real Estate                     Davis Selected Advisers, L.P.
     Small Company Value             Franklin Advisory Services, LLC
     Telecom Utility                 Massachusetts Financial Services Company
     Total Return Bond               Pacific Investment Management Company LLC




(1) On May 1, 2010, Bank of America, N.A., the indirect parent of Columbia Management Advisors, LLC ("CMA"), sold a portion of the asset management business to Ameriprise Financial, Inc. The Cash Management Variable Portfolio's investment adviser, CMA, changed its name to BofA Advisors, LLC.



(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income.



(3) On March 29, 2010, the investment manager of the High-Yield Bond Variable Portfolio changed from SunAmerica Asset Management Corp. to PineBridge Investments LLC.


This contract is no longer available for new sales.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 27, 2010. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
     Maximum Owner Transaction Expenses....................................      5
     Contract Maintenance Fee..............................................      5
     Separate Account Annual Expenses......................................      5
     Additional Optional Feature Fee.......................................      5
       Optional Income Protector Fee.......................................      5
     Underlying Fund Expenses..............................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS PLUS VARIABLE ANNUITY..........................................      7
PURCHASING A POLARIS PLUS VARIABLE ANNUITY.................................      7
     Allocation of Purchase Payments.......................................      8
     Accumulation Units....................................................      9
     Right to Examine......................................................      9
     Exchange Offers.......................................................     10
     Important Information for Military Servicemembers.....................     10
INVESTMENT OPTIONS.........................................................     10
     Variable Portfolios...................................................     10
       Anchor Series Trust.................................................     10
       SunAmerica Series Trust.............................................     10
     Substitution, Addition or Deletion of Variable Portfolios.............     12
     Fixed Accounts........................................................     12
     Dollar Cost Averaging Fixed Accounts..................................     12
     Dollar Cost Averaging Program.........................................     12
     Transfers During the Accumulation Phase...............................     13
     Automatic Asset Rebalancing Program...................................     15
     Voting Rights.........................................................     16
ACCESS TO YOUR MONEY.......................................................     16
     Withdrawal Restrictions...............................................     16
     Texas Optional Retirement Program.....................................     16
     Systematic Withdrawal Program.........................................     17
     Loans.................................................................     17
     Free Withdrawal Amount................................................     17
     Minimum Contract Value................................................     17
DEATH BENEFIT..............................................................     17
EXPENSES...................................................................     18
     Separate Account Charges..............................................     18
     Withdrawal Charges....................................................     18
     Exceptions to Withdrawal Charge.......................................     19
     Income Protector Program Fee..........................................     19
     Underlying Fund Expenses..............................................     19
     Transfer Fee..........................................................     19
     Premium Tax...........................................................     20
     Income Taxes..........................................................     20
     Reduction or Elimination of Fees, Expenses and
            Additional Amounts Credited....................................     20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     20
ANNUITY INCOME OPTIONS.....................................................     21
     Annuity Date..........................................................     21
     Annuity Income Options................................................     22
     Fixed or Variable Annuity Income Payments.............................     22
     Annuity Income Payments...............................................     22
     Transfers During the Income Phase.....................................     23
     Deferment of Payments.................................................     23
     Optional Income Protector Program.....................................     23
TAXES......................................................................     25
     Annuity Contracts in General..........................................     25
     Tax Treatment of Distributions -
            Non-Qualified Contracts........................................     25
     Tax Treatment of Distributions -
            Qualified Contracts............................................     26
     Required Minimum Distributions........................................     28
     Tax Treatment of Death Benefits.......................................     28
     Contracts Owned by a Trust or Corporation.............................     29
     Gifts, Pledges and/or Assignments of a Contract.......................     29
     Diversification and Investor Control..................................     29
OTHER INFORMATION..........................................................     29
     The Distributor.......................................................     29
     The Company...........................................................     29
     The Separate Account..................................................     31
     The General Account...................................................     31
     Financial Statements..................................................     31
     Administration........................................................     32
     Legal Proceedings.....................................................     32
     Registration Statements...............................................     33
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     33
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
  PROGRAM..................................................................    B-1
APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1,
  2007.....................................................................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY
  AND/OR VARIABILITY.......................................................    D-1
APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24,
  2003.....................................................................    E-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTRACT - The variable annuity contract issued by SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by SunAmerica Annuity. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when a person has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

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                                   HIGHLIGHTS
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The Polaris Plus Variable Annuity is a Contract between you and SunAmerica Annuity. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................   6%



TRANSFER FEE..............................  None(3)



THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE................................................... None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fee...........   1.10%
Distribution Expense Fee.................   0.15%
                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...   1.25%




ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)

OPTION                                   ANNUAL FEE(4)
------                                   -------------
Income Protector Plus.................       0.15%
Income Protector Max..................       0.30%



UNDERLYING FUND EXPENSES (AS OF JANUARY 31, 2010)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES                            MINIMUM  MAXIMUM
----------------------------        -------  -------
(expenses that are deducted from
Trust assets, including management
fees, other expenses and 12b-1
fees, if applicable)..............   0.51%    1.31%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:..................    1     2     3     4     5     6     7+
Schedule A*...............................................    6%    6%    5%    5%    4%    0%    0%
Schedule B**..............................................    6%    6%    5%    5%    4%    4%    0%



   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.

  ** This Withdrawal Charge Schedule applies to all other participants.

(3) We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.

(4) The fee is deducted from your Contract value annually.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.31%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $889      $1,386     $1,908     $3,185



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $289       $886      $1,508     $3,185





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.51%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $779      $1,054     $1,354     $2,073



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $179       $554       $954      $2,073



EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.




3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                        THE POLARIS PLUS VARIABLE ANNUITY
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We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
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A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     ANCHOR SERIES TRUST - CLASS 1 SHARES


     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SUNAMERICA SERIES TRUST - CLASS 1 SHARES


     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                      MANAGED BY:                                     TRUST    ASSET CLASS
----------------                      -----------                                     -----    -----------
Aggressive Growth                     Wells Capital Management Incorporated           SAST     STOCK
Alliance Growth                       AllianceBernstein L.P.                          SAST     STOCK
Asset Allocation                      Edge Asset Management, Inc.                     AST      BALANCED
Balanced                              J.P. Morgan Investment Management Inc.          SAST     BALANCED
Capital Appreciation                  Wellington Management Company, LLP              AST      STOCK
Cash Management                       BofA Advisors, LLC                              SAST     CASH
Corporate Bond                        Federated Investment Management Company         SAST     BOND
Davis Venture Value                   Davis Selected Advisers, L.P.                   SAST     STOCK
"Dogs" of Wall Street                 SunAmerica Asset Management Corp.               SAST     STOCK
Emerging Markets                      Putnam Investment Management, LLC               SAST     STOCK
Equity Index                          FAF Advisors, Inc.                              SAST     STOCK
Equity Opportunities                  OppenheimerFunds, Inc.                          SAST     STOCK
Fundamental Growth                    Wells Capital Management Incorporated           SAST     STOCK
Global Bond                           Goldman Sachs Asset Management International    SAST     BOND
Global Equities                       J.P. Morgan Investment Management Inc.          SAST     STOCK
Government and Quality Bond           Wellington Management Company, LLP              AST      BOND
Growth                                Wellington Management Company, LLP              AST      STOCK
Growth-Income                         AllianceBernstein L.P.                          SAST     STOCK
High-Yield Bond                       PineBridge Investments LLC                      SAST     BOND
International Diversified Equities    Morgan Stanley Investment Management Inc.       SAST     STOCK
International Growth & Income         Putnam Investment Management, LLC               SAST     STOCK
Real Estate                           Davis Selected Advisers, L.P.                   SAST     STOCK
Small Company Value                   Franklin Advisory Services, LLC                 SAST     STOCK
Telecom Utility                       Massachusetts Financial Services Company        SAST     STOCK
Total Return Bond                     Pacific Investment Management Company LLC       SAST     BOND






YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE.


If applicable, your Plan may limit the Underlying Funds available under your Contract.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.


We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to Variable Portfolios according to your instructions or your current allocation instruction on file.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
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       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.

For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16,
2007).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your Contract in three ways:

     - by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; or

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to SunAmerica Annuity that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that SunAmerica Annuity may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their

Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from SunAmerica Annuity. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from SunAmerica Annuity's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  DEATH BENEFIT
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If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;

     2. Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 24, 2003, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE FEATURES.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)

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 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6
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 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      0%
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EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)

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 YEARS SINCE PURCHASE
 PAYMENT RECEIPT              1       2       3       4       5       6       7
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 WITHDRAWAL CHARGE           6%      6%      5%      5%      4%      4%      0%
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You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;

     - Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue;

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:

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                              ANNUAL FEE AS A % OF YOUR
           OPTION                INCOME BENEFIT BASE
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   Income Protector Plus                0.15%
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    Income Protector Max                0.30%
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Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2009 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS

Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

OPTIONAL INCOME PROTECTOR PROGRAM

If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME

We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:

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             OPTIONS                    GROWTH RATE*
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    The Income Protector Plus              3.25%
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     The Income Protector Max              5.25%
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* If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE INCOME PROTECTOR PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the seventh or later contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     - Life Annuity with 10 Year Period Certain; or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:

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                                 ANNUAL FEE AS A % OF
           OPTION              YOUR INCOME BENEFIT BASE
--------------------------------------------------------
   Income Protector Plus                0.15%
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    Income Protector Max                0.30%
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Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR PROGRAM.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE TAX CODE, IRS REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement

(as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation.

American International Group is an international insurance organization with operations in more than 130 countries and jurisdictions. Its activities include commercial, institutional and individual property-casualty, life insurance, and retirement services around the world. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.

Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of American International Group assessed whether American International Group has the ability to continue as a going concern during this period. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of American International Group's management to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades that occurred late in the third quarter of 2008 and American International Group's restructuring plan, and other American International Group-related news also has had an impact on the Company's operations.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity originally established Variable Annuity Account Seven under Arizona law on August 28, 1998.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

PLEASE SEE APPENDIX C FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY ("GUARANTOR") FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.

FINANCIAL STATEMENTS

There are various sets of financial statements described below that are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information regarding the Guarantor.

AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT

American International Group's annual report is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.


The consolidated financial statements and financial statement schedules incorporated into this prospectus by reference to American International Group's Current Report on Form 8-K dated August 6, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this prospectus by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group's dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.

American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the

Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


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                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company

General Account

Support Agreement Between the Company and American International Group

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                       FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                        YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS                    4/30/01      4/30/02    4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      24.02     17.202     13.067     10.587     12.923     14.167     17.412     19.606
                                   (b)       9.66      6.660      5.079      4.131      5.063      5.573      6.877      7.774
  Ending AUV.....................  (a)      17.20     13.067     10.587     12.923     14.167     17.412     19.606     15.857
                                   (b)       6.66      5.079      4.131      5.063      5.573      6.877      7.774      6.313
  Ending Number of AUs...........  (a)    951,846    893,284    812,929    790,356    693,354    535,535    437,327    363,501
                                   (b)        463        980        288        310         22         12         12         12
------------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      49.82     35.913     28.657     24.004     26.836     27.116     34.464     35.163
                                   (b)       8.81      7.072      5.666      4.756      5.349      5.426      6.924      7.093
  Ending AUV.....................  (a)      35.91     28.657     24.004     26.836     27.116     34.464     35.163     34.958
                                   (b)       7.07      5.666      4.765      5.349      5.426      6.924      7.093      7.080
  Ending Number of AUs...........  (a)  2,862,749  2,724,668  2,424,504  2,306,310  1,847,707  1,400,581  1,082,445    873,281
                                   (b)        694      3,136      1,984      2,006      2,006      1,916      1,916      1,916
------------------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..................  (a)      19.87     19.099     18.333     17.703     20.967     22.195     24.400     26.984
                                   (b)                                                            13.223     13.939     15.437
  Ending AUV.....................  (a)      19.10     18.333     17.703     20.967     22.195     24.400     26.984     26.899
                                   (b)                                                            13.939     15.437     15.390
  Ending Number of AUs...........  (a)    638,666    602,916    571,196    662,512    566,460    480,138    417,975    364,188
                                   (b)                                                                 7         22         22
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BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      19.40     16.396     14.298     12.956     14.239     14.670     15.657     17.453
                                   (b)       9.32      8.067      7.063      6.426      7.091      7.335      7.860      8.796
  Ending AUV.....................  (a)      16.40     14.298     12.956     14.239     14.670     15.657     17.453     16.708
                                   (b)       8.07      7.063      6.426      7.091      7.335      7.860      8.796      8.454
  Ending Number of AUs...........  (a)  4,927,161  4,592,956  4,022,365  3,723,491  2,949,416  2,192,601  1,710,123  1,424,818
                                   (b)        399      2,546        837        837        630        630        630        524
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CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      45.44     37.392     31.686     27.782     34.031     34.158     43.027     47.003
                                   (b)      10.00      8.575      7.295      6.422      7.899      7.960     10.067     11.041
  Ending AUV.....................  (a)      37.39     31.686     27.782     34.031     34.158     43.027     47.003     50.969
                                   (b)       8.57      7.295      6.422      7.899      7.960     10.067     11.041     12.021
  Ending Number of AUs...........  (a)    935,668    939,065    872,982    849,975    718,778    552,955    457,173    398,515
                                   (b)        818      3,904      2,897      2,025      1,009      1,009      1,009        926
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CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..................  (a)      12.45     13.012     13.185     13.171     13.080     13.092     13.373     13.858
                                   (b)      10.22     10.325     10.505     10.536     10.505     10.557     10.827     11.265
  Ending AUV.....................  (a)      13.01     13.185     13.171     13.080     13.092     13.373     13.858     14.162
                                   (b)      10.32     10.505     10.536     10.505     10.557     10.827     11.265     11.558
  Ending Number of AUs...........  (a)  2,060,001  1,839,033  1,553,588  1,210,503  1,115,235    734,314    728,402    700,672
                                   (b)      1,701      3,026      3,497      3,497      3,497          0         30         30
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                                     FISCAL    FISCAL
                                      YEAR      YEAR
                                     ENDED     ENDED
VARIABLE PORTFOLIOS                 4/30/09   4/30/10
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AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................     15.857    8.598
                                       6.313    3.437
  Ending AUV.....................      8.598   12.762
                                       3.437    5.122
  Ending Number of AUs...........    300,673  277,689
                                          12       12
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ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................     34.958   23.916
                                       7.080    4.863
  Ending AUV.....................     23.916   32.067
                                       4.863    6.547
  Ending Number of AUs...........    722,991  667,171
                                       1,916    1,867
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ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..................     26.899   20.967
                                      15.390   12.003
  Ending AUV.....................     20.967   26.771
                                      12.003   15.343
  Ending Number of AUs...........    290,132  256,963
                                          22       22
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BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................     16.708   12.818
                                       8.454    6.512
  Ending AUV.....................     12.818   16.415
                                       6.512    8.373
  Ending Number of AUs...........  1,080,942  961,958
                                         524      524
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CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................     50.969   33.199
                                      12.021    7.861
  Ending AUV.....................     33.199   47.916
                                       7.861   11.392
  Ending Number of AUs...........    320,932  289,313
                                         926      926
-----------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..................     14.162   14.073
                                      11.558   11.531
  Ending AUV.....................     14.073   13.888
                                      11.531   11.425
  Ending Number of AUs...........    539,768  416,237
                                          30       30
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                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                      FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                       YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                       ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS                   4/30/01      4/30/02    4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08
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CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV.................  (a)      12.77     13.649     14.359     15.637     16.594     17.235     17.476     18.754
                                  (b)      10.00      9.958     10.517                           12.777     13.007     14.014
  Ending AUV....................  (a)      13.65     14.359     15.637     16.594     17.235     17.476     18.754     19.340
                                  (b)       9.96     10.517                                      13.007     14.014     14.510
  Ending Number of AUs..........  (a)    644,043    685,610    679,219    634,989    500,897    368,666    299,842    264,197
                                  (b)          5        255                                           0          0          0
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DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.................  (a)      30.39     28.201     25.682     22.336     29.081     31.579     36.641     41.733
                                  (b)      10.00      9.864      9.019      7.875     10.294     11.223     13.074     14.951
  Ending AUV....................  (a)      28.20     25.682     22.336     29.081     31.579     36.641     41.733     40.096
                                  (b)       9.86      9.019      7.875     10.294     11.223     13.074     14.951     14.422
  Ending Number of AUs..........  (a)    830,018    876,039    837,110    860,682    736,735    611,559    640,930    513,330
                                  (b)        719      4,088      1,413      1,375      1,204      1,168      1,168        952
-----------------------------------------------------------------------------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV.................  (a)       8.41      9.436     10.177      8.758     10.912     11.108     11.749     13.680
                                  (b)                                      11.646     11.804     12.064     12.811     14.977
  Ending AUV....................  (a)       9.44     10.177      8.758     10.912     11.108     11.749     13.680     12.748
                                  (b)                                      11.804     12.064     12.811     14.977     14.024
  Ending Number of AUs..........  (a)    640,566    657,864    647,923    609,287    496,507    377,380    301,715    247,179
                                  (b)                                           8          8          4          4          4
-----------------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV.................  (a)       9.68      6.741      7.366      6.102      9.107     11.202     18.302     21.277
                                  (b)      10.00      9.120     10.010                           15.408     25.275     29.501
  Ending AUV....................  (a)       6.74      7.366      6.102      9.107     11.202     18.302     21.277     25.638
                                  (b)       9.12     10.010                                      25.275     29.501     35.690
  Ending Number of AUs..........  (a)    588,363    599,115    518,892    680,531    544,013    595,058    466,456    439,706
                                  (b)         90        797                                           0          0          0
-----------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.................  (a)      10.82      9.277      7.965      6.794      8.190      8.555      9.708     10.984
                                  (b)       8.98      8.357      7.203                            7.831      8.921     10.134
  Ending AUV....................  (a)       9.28      7.965      6.794      8.190      8.555      9.708     10.984     10.293
                                  (b)       8.36      7.203                                       8.921     10.134      9.536
  Ending Number of AUs..........  (a)  6,183,325  5,912,696  5,344,702  5,140,659  4,114,983  3,059,876  2,345,019  1,882,083
                                  (b)        201        907                                           0          0          0
-----------------------------------------------------------------------------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.................  (a)      16.34     17.333     15.940     13.207     16.286     17.263     19.241     21.474
                                  (b)                                                                 0          0          0
  Ending AUV....................  (a)      17.33     15.940     13.207     16.286     17.263     19.241     21.474     19.756
                                  (b)                                                                 0          0          0
  Ending Number of AUs..........  (a)    445,284    477,854    463,108    428,881    329,288    225,546    175,835    144,341
                                  (b)                                                                 0          0          0
-----------------------------------------------------------------------------------------------------------------------------

                                    FISCAL     FISCAL
                                     YEAR       YEAR
                                    ENDED      ENDED
VARIABLE PORTFOLIOS                4/30/09    4/30/10
------------------------------------------------------
------------------------------------------------------

CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV.................     19.340     18.660
                                     14.510     14.056
  Ending AUV....................     18.660     23.636
                                     14.056     17.877
  Ending Number of AUs..........    212,736    201,210
                                          0          0
------------------------------------------------------

DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV.................     40.096     25.481
                                     14.422      9.202
  Ending AUV....................     25.481     34.970
                                      9.202     12.680
  Ending Number of AUs..........    410,122    370,936
                                        952        952
------------------------------------------------------

"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV.................     12.748      8.704
                                     14.024      9.642
  Ending AUV....................      8.704     11.924
                                      9.642     13.303
  Ending Number of AUs..........    204,780    177,753
                                          4          4
------------------------------------------------------

EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV.................     25.638     13.652
                                     35.690     19.081
  Ending AUV....................     13.652     20.801
                                     19.081     29.190
  Ending Number of AUs..........    364,153    341,570
                                          0          0
------------------------------------------------------

EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.................     10.293      6.560
                                      9.536      6.101
  Ending AUV....................      6.560      8.950
                                      6.101      8.359
  Ending Number of AUs..........  1,426,489  1,249,940
                                          0          0
------------------------------------------------------

EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV.................     19.756     13.388
                                          0          0
  Ending AUV....................     13.388     17.713
                                          0          0
  Ending Number of AUs..........    128,495    120,947
                                          0          0
------------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                       FISCAL        FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                        YEAR          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                        ENDED        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
VARIABLE PORTFOLIOS                    4/30/01      4/30/02    4/30/03    4/30/04    4/30/05    4/30/06    4/30/07    4/30/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      30.47     22.464     17.538     14.568     16.767     16.392     19.012     19.834
                                   (b)      10.00      7.727      6.057      5.051      5.835      5.728      6.668      6.982
  Ending AUV.....................  (a)      22.46     17.538     14.568     16.767     16.392     19.012     19.834     21.141
                                   (b)       7.73      6.057      5.051      5.835      5.728      6.668      6.982      7.464
  Ending Number of AUs...........  (a)  1,966,522  1,831,599  1,601,326  1,418,311  1,116,207    812,915    621,898    501,902
                                   (b)        371      1,209        174        174        174        189        174        174
------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      14.36     15.454     15.801     16.849     16.975     17.683     18.119     18.629
                                   (b)      10.00     10.481     10.763                           12.171     12.483     12.832
  Ending AUV.....................  (a)      15.45     15.801     16.849     16.975     17.683     18.119     18.629     21.158
                                   (b)      10.48     10.763                                      12.483     12.832     14.597
  Ending Number of AUs...........  (a)    517,475    510,010    476,778    424,680    337,148    257,706    212,271    209,814
                                   (b)        446        446                                          24         24         24
------------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..................  (a)      27.15     19.986     16.270     13.156     15.834     16.714     22.433     26.137
                                   (b)      10.00      8.673      7.089      5.753      6.938      7.359      9.911     11.595
  Ending AUV.....................  (a)      19.99     16.270     13.156     15.834     16.714     22.433     26.137     25.181
                                   (b)       8.67      7.089      5.753      6.938                 9.911     11.595     11.214
  Ending Number of AUs...........  (a)    621,167    598,333    550,495    522,178    430,108    351,150    311,898    260,212
                                   (b)        499      1,959        212        212                     0          0          0
------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..................  (a)      13.50     14.844     15.704     16.834     16.804     17.353     17.180     18.078
                                   (b)      10.69     10.717     11.384     12.253     12.280     12.732     12.656     13.371
  Ending AUV.....................  (a)      14.84     15.704     16.834     16.804     17.353     17.180     18.078     18.940
                                   (b)      10.72     11.384     12.253     12.280     12.732     12.656     13.371     14.064
  Ending Number of AUs...........  (a)  3,297,472  3,250,427  3,259,053  2,682,883  1,995,979  1,474,874  1,180,632  1,011,087
                                   (b)         25      3,422        326        175        132        132        132         77
------------------------------------------------------------------------------------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      34.09     29.136     25,649     21.660     26.870     28.327     33.323     37.311
                                   (b)      10.00      8.745      7.729      6.553      8.163      8.640     10.204     11.471
  Ending AUV.....................  (a)      29.14     25.649     21.660     26.870     28.327     33.323     37.311     36.496
                                   (b)       8.75      7.729      6.553      8.163      8.640     10.204     11.471     11.266
  Ending Number of AUs...........  (a)    838,055    829,414    767,232    743,102    606,500    475,482    388,417    352,337
                                   (b)      1,549      4,575      1,707      1,707      1,317      1,256      1,256        973
------------------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................  (a)      36.49     30.347     25.714     22.086     26.313     26.725     31.224     33.998
                                   (b)      10.00      8.734      7.431      6.407      7.659      7.809      9.160     10.014
  Ending AUV.....................  (a)      30.35     25.714     22.086     26.313     26.725     31.224     33.998     32.221
                                   (b)       8.73      7.431      6.407      7.659      7.809      9.160     10.014      9.529
  Ending Number of AUs...........  (a)  2,501,326  2,430,317  2,202,766  2,102,000  1,686,135  1,259,880    972,775    820,352
                                   (b)        201      1,872        647        663        262        190        190        190
------------------------------------------------------------------------------------------------------------------------------

                                    FISCAL   FISCAL
                                     YEAR     YEAR
                                    ENDED    ENDED
VARIABLE PORTFOLIOS                4/30/09  4/30/10
---------------------------------------------------
---------------------------------------------------

FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................   21.141   12.533
                                     7.464    4.434
  Ending AUV.....................   12.533   16.754
                                     4.434    5.942
  Ending Number of AUs...........  418,735  384,500
                                       174       87
---------------------------------------------------

GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................   21.158   20.179
                                    14.597   13.962
  Ending AUV.....................   20.179   22.354
                                    13.962   15.504
  Ending Number of AUs...........  166,388  152,370
                                        24       24
---------------------------------------------------

GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..................   25.181   14.680
                                    11.214    6.572
  Ending AUV.....................   14.680   20.153
                                     6.572    9.078
  Ending Number of AUs...........  211,805  192,113
                                         0        0
---------------------------------------------------

GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..................   18.940   19.374
                                    14.064   14.444
  Ending AUV.....................   19.374   20.257
                                    14.444   15.164
  Ending Number of AUs...........  844,486  712,133
                                        77       77
---------------------------------------------------

GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................   36.496   23.277
                                    11.266    7.214
  Ending AUV.....................   23.277   32.634
                                     7.214   10.154
  Ending Number of AUs...........  292,549  258,931
                                       973      973
---------------------------------------------------

GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..................   32.221   20.107
                                     9.529    5.964
  Ending AUV.....................   20.107   26.314
                                     5.964    7.823
  Ending Number of AUs...........  645,017  582,402
                                       190      150
---------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                             FISCAL      FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                              YEAR        YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                              ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
VARIABLE PORTFOLIOS                          4/30/01    4/30/02  4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08  4/30/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.........................  (a)    14.78   13.607   12.745   13.073   15.445   17.310   19.922   22.094   21.247
                                          (b)    10.00    9.622    9.049                     12.453   14.361   15.950   15.363
  Ending AUV............................  (a)    13.61   12.745   13.073   15.445   17.310   19.922   22.094   21.247   15.780
                                          (b)     9.62    9.049                              14.361   15.950   15.363   11.426
  Ending Number of AUs..................  (a)  380,713  368,246  352,067  340,552  272,262  201,721  188,501  146,590  125,934
                                          (b)       82      539                                  22       21       21       21
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV.........................  (a)    15.36   12.332   10.238    7.134    9.425   10.452   13.929   16.019   16.414
                                          (b)                                       10.295   11.072   14.799   17.080   17.547
  Ending AUV............................  (a)    12.33   10.238    7.134    9.425   10.452   13.929   16.019   16.414    9.452
                                          (b)                                       11.072   14.799   17.080   17.547   10.131
  Ending Number of AUs..................  (a)  399,062  397,985  378,565  390,108  341,679  317,227  276,894  263,148  218,854
                                          (b)                                           44       44       44       44       44
------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV.........................  (a)    14.13   12.641   11.010    8.580   11.670   13.105   17.683   20.692   19.595
                                          (b)     9.09    8.725    7.631    5.970    8.153    9.192   12.453   14.630   13.910
  Ending AUV............................  (a)    12.64   11.010    8.580   11.670   13.105   17.683   20.692   19.595   10.112
                                          (b)     8.73    7.631    5.970    8.153    9.192   12.453   14.630   13.910    7.207
  Ending Number of AUs..................  (a)  591,348  600,190  576,640  583,393  551,102  501,721  496,563  437,413  345,299
                                          (b)      213      807      668      750      750      722      712      712      712
------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV.........................  (a)     9.30   10.856   12.265   12.697   15.878   20.848   26.911   33.682   27.985
                                          (b)    10.00   11.068   12.434   12.984   16.353   21.570   27.913   35.000   29.088
  Ending AUV............................  (a)    10.86   12.265   12.697   15.878   20.848   26.911   33.682   27.985   14.083
                                          (b)    10.97   12.434            16.353   21.570   27.913   35.000   29.088   14.694
  Ending Number of AUs..................  (a)  209,952  269,182  322,682  341,188  319,242  265,567  250,482  145,959  109,677
                                          (b)       17    1,034                 8        8       16       15       15       15
------------------------------------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV.........................  (a)    12.65   14.522   16.627   13.176   17.750   20.462   27.190   29.133   25.175
                                          (b)    10.00   10.068   11.574    9.207   12.453   14.413   19.229   20.687   17.949
  Ending AUV............................  (a)    14.52   16.627   13.176   17.750   20.462   27.190   29.133   25.175   17.076
                                          (b)    10.07   11.574    9.207   12.453   14.413   19.229   20.687   17.949   12.227
  Ending Number of AUs..................  (a)  332,571  458,007  457,922  494,691  456,434  384,054  340,500  246,769  196,153
                                          (b)      211    1,010      403      427      427      416      416      362      362
------------------------------------------------------------------------------------------------------------------------------

                                           FISCAL
                                            YEAR
                                           ENDED
VARIABLE PORTFOLIOS                       4/30/10
-------------------------------------------------
-------------------------------------------------

HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV.........................   15.780
                                           11.426
  Ending AUV............................   21.548
                                           15.625
  Ending Number of AUs..................  119,326
                                               21
-------------------------------------------------

INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1
Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV.........................    9.452
                                           10.131
  Ending AUV............................   12.640
                                           13.610
  Ending Number of AUs..................  199,036
                                               44
-------------------------------------------------

INTERNATIONAL GROWTH & INCOME - SAST Class 1
Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV.........................   10.112
                                            7.207
  Ending AUV............................   13.617
                                            9.744
  Ending Number of AUs..................  300,805
                                              712
-------------------------------------------------

REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV.........................   14.083
                                           14.694
  Ending AUV............................   21.887
                                           22.894
  Ending Number of AUs..................   95,920
                                               15
-------------------------------------------------

SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV.........................   17.076
                                           12.227
  Ending AUV............................   25.551
                                           18.364
  Ending Number of AUs..................  196,093
                                              362
-------------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

                                          FISCAL      FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL   FISCAL
                                           YEAR        YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                           ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
VARIABLE PORTFOLIOS                       4/30/01    4/30/02  4/30/03  4/30/04  4/30/05  4/30/06  4/30/07  4/30/08  4/30/09
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV......................  (a)    14.69   13.699   10.772    8.861   10.157   11.746   12.980   16.747   17.971
                                       (b)    10.00    9.595             6.353    7.375    8.589    9.555   12.388   13.321
  Ending AUV.........................  (a)    13.70   10.772    8.861   10.157   11.746   12.980   16.747   17.971   11.181
                                       (b)     9.60                      7.375    8.589    9.555   12.388   13.321    8.318
  Ending Number of AUs...............  (a)  447,434  421,262  358,152  330,953  276,507  208,914  175,767  154,479  123,614
                                       (b)      161                         15       59       20       52       52       52
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV......................  (a)    15.85   14.743   14.685   15.732   17.303   18.735   20.622   22.587   22.972
                                       (b)                                                     0        0        0        0
  Ending AUV.........................  (a)    14.74   14.685   15.732   17.303   18.735   20.622   22.587   22.972   24.381
                                       (b)                                                     0        0        0        0
  Ending Number of AUs...............  (a)  125,922  120,482  115,713  118,994   94,361   78,790   69,724   60,654   72,809
                                       (b)                                                     0        0        0        0
---------------------------------------------------------------------------------------------------------------------------

                                        FISCAL
                                         YEAR
                                        ENDED
VARIABLE PORTFOLIOS                    4/30/10
----------------------------------------------
----------------------------------------------

TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV......................   11.181
                                         8.318
  Ending AUV.........................   15.033
                                        11.228
  Ending Number of AUs...............  106,073
                                            52
----------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV......................   24.381
                                             0
  Ending AUV.........................   26.760
                                             0
  Ending Number of AUs...............   75,127
                                             0
----------------------------------------------





                 AUV - Accumulation Unit Value
                 AU - Accumulation Units
                 (a) Reflects 1.25% Separate Account Expenses
                 (b) Reflects 0.85% Separate Account Expenses

                 The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                     PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male or Female             Plus      5,500     6,379    8,275   10,931   10,931
Age 45*                     Max      6,290     7,728   11,035   16,044   16,044
-------------------------------------------------------------------------------
Joint Spousal Owners       Plus      4,884     5,603    7,119    9,164    7,164
Age 45                      Max      5,586     6,788    9,493   13,451   13,451
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

** Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


-------------------------------------------------------------------------------
                          INCOME       ANNUAL INCOME IF YOU ANNUITIZE ON THE
                         PROTECTOR       FOLLOWING CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION     1 - 6      7        10       15       20
-------------------------------------------------------------------------------
Male                       Plus      5,744     6,683    8,717   11,571   11,571
Age 45*                     Max      6,569     8,096   11,624   16,982   16,982
-------------------------------------------------------------------------------
Female                     Plus      5,256     6,075    7,833   10,292   10,292
Age 45*                     Max      6,011     7,360   10,446   15,106   15,106
-------------------------------------------------------------------------------



 * Life Annuity with 10-year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Oregon
                            incur a $25 fee.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Texas
                            incur a $10 fee.
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTION IF YOUR CONTRACT WAS ISSUED BEFORE NOVEMBER 24, 2003:



If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary.



The death benefit (unless limited by your Plan) is the greatest of:



     1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or



     2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.



     We do not pay a death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.

  Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN



                         Polaris Plus Variable Annuity




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated August 27, 2010 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                 August 27, 2010

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account and the Company...........................     3

General Account............................................     4

Support Agreement Between the Company and American
  International Group......................................     4

Performance Data ..........................................     5

Annuity Income Payments....................................     7

Annuity Unit Values........................................     8

Taxes......................................................    10

Broker-Dealer Firms Receiving Revenue Sharing Payments.....    20

Distribution of Contracts..................................    21

Financial Statements.......................................    21

                        SEPARATE ACCOUNT AND THE COMPANY

     Variable Annuity Account Seven (the "Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Anchor National was incorporated in the State of California on April 12, 1965. Anchor National redomesticated in the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.


     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

     SUPPORT AGREEMENT BETWEEN THE COMPANY AND AMERICAN INTERNATIONAL GROUP

        The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group has agreed that American International Group will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against American International Group on behalf of the Company.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

        Performance data for the various Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

              Base Period Return = (EV-SV)/(SV)

        where:
              SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

              Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
              Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     Total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted at the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

        For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin annuity income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.

                              ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the Underlying Fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                        VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

        First Annuity Income Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

        Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date:

        Second Annuity Income Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -   after attainment of age 59 1/2;

     -   when paid to your beneficiary after you die;

     -   after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -   dividends paid with respect to stock of a corporation described in IRC
         Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -   distributions from IRAs for higher education expenses;

     -   distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal income tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the (other than a plan funded with IRAs) assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2010 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2010 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2010 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or
Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is and if your modified AGI is between $167,000 and $177,000, your contribution may be partially deductible.


(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2010 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2010. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $167,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $105,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the

Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2009, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated life companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

AmTrust Investment Services, Inc.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
WAMU Investments, Inc.

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

The contracts are offered through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


The following financial statements of Variable Annuity Account Seven are included herein:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2010

     -   Schedule of Portfolio Investments as of April 30, 2010

     -   Statement of Operations for the year ended April 30, 2010

     - Statement of Changes in Net Assets for the years ended April 30, 2010 and 2009

     -   Notes to Financial Statements

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post Effective Amendment No. 7 under the Securities Act 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-137862 and 811-09003, filed on April 28, 2010, Accession No. 0000950123-10-039728:


     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2009 and 2008

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007

     - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007

     -   Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2010 AND 2009

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2010 AND 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, April 30, 2010 .......................    2
Schedule of Portfolio Investments, April 30, 2010 .........................   14
Statement of Operations, for the year ended April 30, 2010 ................   15
Statement of Changes in Net Assets, for the year ended April 30, 2010 .....   27
Statement of Changes in Net Assets, for the year ended April 30, 2009 .....   39
Notes to Financial Statements .............................................   51

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at April 30, 2010, and the results of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
August 25, 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010

                                                               Government                                           Government
                                       Asset        Capital    and Quality                  Asset       Capital        and
                                     Allocation  Appreciation      Bond        Growth    Allocation  Appreciation  Quality Bond
                                     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                     (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 3)    (Class 3)     (Class 3)
                                    -----------  ------------  -----------  -----------  ----------  ------------  ------------
Assets:
   Investments in Trusts, at
      net asset value               $13,343,319   $89,668,733  $72,083,413  $45,414,987  $4,282,607  $126,060,954  $92,731,206
Liabilities:                                  0             0            0            0           0             0            0
                                    -----------   -----------  -----------  -----------  ----------  ------------  -----------
Net assets:                         $13,343,319   $89,668,733  $72,083,413  $45,414,987  $4,282,607  $126,060,954  $92,731,206
                                    ===========   ===========  ===========  ===========  ==========  ============  ===========
   Accumulation units               $13,320,058   $89,469,418  $71,865,756  $45,363,452  $4,282,607  $126,030,409  $92,486,692
   Contracts in payout
      (annuitization) period             23,261       199,315      217,657       51,535           0        30,545      244,514
                                    -----------   -----------  -----------  -----------  ----------  ------------  -----------
      Total net assets              $13,343,319   $89,668,733  $72,083,413  $45,414,987  $4,282,607  $126,060,954  $92,731,206
                                    ===========   ===========  ===========  ===========  ==========  ============  ===========
Accumulation units outstanding          703,568     5,221,493    4,361,104    3,367,270     298,749     8,272,211    5,922,965
                                    ===========   ===========  ===========  ===========  ==========  ============  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                            22           926           77          973          --            --           --
   Unit value of accumulation
      units                         $     15.34   $     11.39  $     15.16  $     10.15  $       --  $         --  $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                       417,402     4,556,222    3,453,959    2,916,670     289,041     8,115,186    5,848,136
   Unit value of accumulation
      units                         $     14.49   $     15.40  $     15.82  $     11.91  $    14.35  $      15.25  $     15.66
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                        29,181       375,032      194,935      190,696       9,708       157,025       74,829
   Unit value of accumulation
      units                         $     14.17   $     15.03  $     15.46  $     11.64  $    14.02  $      14.88  $     15.31
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                       256,963       289,313      712,133      258,931          --            --           --
   Unit value of accumulation
      units                         $     26.77   $     47.92  $     20.26  $     32.63  $       --  $         --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                  Natural   Aggressive    Alliance                 Blue Chip    Capital
                                       Growth    Resources    Growth       Growth      Balanced     Growth      Growth
                                     Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                     (Class 3)   (Class 3)   (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at
      net asset value               $4,853,062  $8,588,981  $4,910,061  $26,182,996  $19,367,710  $1,162,098  $1,617,471
Liabilities:                                 0           0           0            0            0           0           0
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets:                         $4,853,062  $8,588,981  $4,910,061  $26,182,996  $19,367,710  $1,162,098  $1,617,471
                                    ==========  ==========  ==========  ===========  ===========  ==========  ==========
   Accumulation units               $4,853,062  $8,588,981  $4,906,644  $26,160,638  $19,367,710  $1,056,098  $1,595,803
   Contracts in payout
      (annuitization) period                 0           0       3,417       22,358            0     106,000      21,668
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
      Total net assets              $4,853,062  $8,588,981  $4,910,061  $26,182,996  $19,367,710  $1,162,098  $1,617,471
                                    ==========  ==========  ==========  ===========  ===========  ==========  ==========
Accumulation units outstanding         411,516     797,301     452,977    1,276,844    1,331,189     196,720     217,991
                                    ==========  ==========  ==========  ===========  ===========  ==========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                           --          --          12        1,867          524          --          --
   Unit value of accumulation
      units                         $       --  $       --  $     5.12  $      6.55  $      8.37  $       --  $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                      410,054     775,491     147,180      566,485      363,058     183,359     202,762
   Unit value of accumulation
      units                         $    11.79  $    10.78  $     7.82  $      7.87  $      9.69  $     5.92  $     7.43
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                        1,462      21,810      28,096       41,321        5,649      13,361      15,229
   Unit value of accumulation
      units                         $    11.51  $    10.67  $     7.65  $      7.69  $      9.47  $     5.78  $     7.26
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                           --          --     277,689      667,171      961,958          --          --
   Unit value of accumulation
      units                         $       --  $       --  $    12.76  $     32.07  $     16.42  $       --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                 Davis     "Dogs" of
                                        Cash      Corporate     Venture       Wall       Emerging      Equity        Equity
                                     Management      Bond        Value       Street      Markets       Index     Opportunities
                                     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio     Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)     (Class 1)
                                    -----------  -----------  -----------  ----------  -----------  -----------  -------------
Assets:
   Investments in Trusts, at
      net asset value               $20,531,580  $82,939,768  $77,486,056  $3,064,652  $11,930,433  $11,187,954  $11,559,562
Liabilities:                                  0            0            0           0            0            0            0
                                    -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets:                         $20,531,580  $82,939,768  $77,486,056  $3,064,652  $11,930,433  $11,187,954  $11,559,562
                                    ===========  ===========  ===========  ==========  ===========  ===========  ===========
   Accumulation units               $20,531,562  $82,939,768  $77,474,639  $2,989,495  $11,800,392  $11,187,954  $11,519,713
   Contracts in payout
      (annuitization) period                 18            0       11,417      75,157      130,041            0       39,849
                                    -----------  -----------  -----------  ----------  -----------  -----------  -----------
      Total net assets              $20,531,580  $82,939,768  $77,486,056  $3,064,652  $11,930,433  $11,187,954  $11,559,562
                                    ===========  ===========  ===========  ==========  ===========  ===========  ===========
Accumulation units outstanding        1,662,599    4,262,004    5,019,192     245,172      529,158    1,249,940      954,759
                                    ===========  ===========  ===========  ==========  ===========  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                            30           --          952           4           --           --           --
   Unit value of accumulation
      units                         $     11.43  $        --  $     12.68  $    13.30  $        --  $        --  $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                     1,192,912    3,803,604    4,286,132      62,623      165,853           --      779,174
   Unit value of accumulation
      units                         $     11.85  $     19.28  $     13.90  $    14.04  $     25.79  $        --  $     11.31
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                        53,420      257,190      361,172       4,792       21,735           --       54,638
   Unit value of accumulation
      units                         $     11.60  $     18.84  $     13.58  $    13.75  $     25.24  $        --  $     11.06
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                       416,237      201,210      370,936     177,753      341,570    1,249,940      120,947
   Unit value of accumulation
      units                         $     13.89  $     23.64  $     34.97  $    11.92  $     20.80  $      8.95  $     17.71

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                     International
                                    Fundamental                 Global        Growth                     High-Yield   Diversified
                                       Growth    Global Bond   Equities   Opportunities  Growth-Income      Bond        Equities
                                     Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                    -----------  -----------  ----------  -------------  -------------  -----------  -------------
Assets:
   Investments in Trusts, at
      net asset value               $12,234,593  $16,435,450  $6,257,961    $1,614,772    $21,795,448   $16,112,514    $7,049,135
Liabilities:                                  0            0           0             0              0             0             0
                                    -----------  -----------  ----------    ----------    -----------   -----------    ----------
Net assets:                         $12,234,593  $16,435,450  $6,257,961    $1,614,772    $21,795,448   $16,112,514    $7,049,135
                                    ===========  ===========  ==========    ==========    ===========   ===========    ==========
   Accumulation units               $11,995,540  $16,400,552  $6,196,373    $1,613,408    $21,732,865   $16,109,436    $6,997,553
   Contracts in payout
      (annuitization) period            239,053       34,898      61,588         1,364         62,583         3,078        51,582
                                    -----------  -----------  ----------    ----------    -----------   -----------    ----------
      Total net assets              $12,234,593  $16,435,450  $6,257,961    $1,614,772    $21,795,448   $16,112,514    $7,049,135
                                    ===========  ===========  ==========    ==========    ===========   ===========    ==========
Accumulation units outstanding        1,279,596      943,118     456,589       282,175      1,339,853     1,007,680       735,805
                                    ===========  ===========  ==========    ==========    ===========   ===========    ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                            87           24          --            --            150            21            44
   Unit value of accumulation
      units                         $      5.94  $     15.50  $       --    $       --    $      7.82   $     15.63    $    13.61
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                       826,958      703,939     238,081       260,390        719,988       827,876       502,684
   Unit value of accumulation
      units                         $      6.48  $     16.52  $     9.04    $     5.71    $      8.55   $     15.27    $     8.46
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                        68,051       86,785      26,395        21,785         37,313        60,457        34,041
   Unit value of accumulation
      units                         $      6.34  $     16.14  $     8.84    $     5.91    $      8.36   $     14.94    $     8.27
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                       384,500      152,370     192,113            --        582,402       119,326       199,036
   Unit value of accumulation
      units                         $     16.75  $     22.35  $    20.15    $       --    $     26.31   $     21.55    $    12.64

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                        MFS
                                    International  Massachusetts
                                        Growth       Investors         MFS        Mid-Cap
                                      and Income       Trust      Total Return    Growth    Real Estate   Small Company   Technology
                                      Portfolio      Portfolio      Portfolio    Portfolio   Portfolio   Value Portfolio   Portfolio
                                      (Class 1)      (Class 1)      (Class 1)    (Class 1)   (Class 1)      (Class 1)      (Class 1)
                                    -------------  -------------  ------------  ----------  -----------  ---------------  ----------
Assets:
   Investments in Trusts, at net
      asset value                    $12,692,943     $4,622,329   $111,383,180  $3,721,809   $5,984,972     $5,017,112     $453,275
Liabilities:                                   0              0              0           0            0              0            0
                                     -----------     ----------   ------------  ----------   ----------     ----------     --------
Net assets:                          $12,692,943     $4,622,329   $111,383,180  $3,721,809   $5,984,972     $5,017,112     $453,275
                                     ===========     ==========   ============  ==========   ==========     ==========     ========
   Accumulation units                $12,669,620     $4,605,623   $111,378,573  $3,710,239   $5,978,389     $5,014,047     $453,275
   Contracts in payout
      (annuitization) period              23,323         16,706          4,607      11,570        6,583          3,065            0
                                     -----------     ----------   ------------  ----------   ----------     ----------     --------
      Total net assets               $12,692,943     $4,622,329   $111,383,180  $3,721,809   $5,984,972     $5,017,112     $453,275
                                     ===========     ==========   ============  ==========   ==========     ==========     ========
Accumulation units outstanding         1,094,527        432,720      7,118,289     415,544      243,412        196,455      205,324
                                     ===========     ==========   ============  ==========   ==========     ==========     ========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            712             --             --          --           15            362           --
   Unit value of accumulation
      units                          $      9.74     $       --   $         --  $       --   $    22.89     $    18.36     $     --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding        728,413        389,634      6,581,973     369,613      138,210             --      183,965
   Unit value of accumulation
      units                          $     10.85     $    10.71   $      15.67  $     8.98   $    26.38     $       --     $   2.21
Contracts with total expenses of
   1.10% :
   Accumulation units outstanding         64,597         43,086        536,316      45,931        9,267             --       21,359
   Unit value of accumulation
      units                          $     10.61     $    10.47   $      15.32  $     8.78   $    25.79     $       --     $   2.16
Contracts with total expenses of
   1.25% :
   Accumulation units outstanding        300,805             --             --          --       95,920        196,093           --
   Unit value of accumulation
      units                          $     13.62     $       --   $         --  $       --   $    21.89     $    25.55     $     --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                      Telecom      Total     Aggressive    Alliance                Blue Chip    Capital
                                      Utility   Return Bond    Growth       Growth     Balanced     Growth      Growth
                                     Portfolio   Portfolio    Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                     (Class 1)   (Class 1)    (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                    ----------  -----------  ----------  -----------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at
      net asset value               $2,123,879  $20,624,924   $538,324   $12,172,881  $3,067,877  $1,290,834  $3,721,024
Liabilities:                                 0            0          0             0           0           0           0
                                    ----------  -----------   --------   -----------  ----------  ----------  ----------
Net assets:                         $2,123,879  $20,624,924   $538,324   $12,172,881  $3,067,877  $1,290,834  $3,721,024
                                    ==========  ===========   ========   ===========  ==========  ==========  ==========
   Accumulation units               $2,112,233  $20,624,924   $538,324   $12,172,881  $3,058,567  $1,290,834  $3,721,024
   Contracts in payout
      (annuitization) period            11,646            0          0             0       9,310           0           0
                                    ----------  -----------   --------   -----------  ----------  ----------  ----------
      Total net assets              $2,123,879  $20,624,924   $538,324   $12,172,881  $3,067,877  $1,290,834  $3,721,024
                                    ==========  ===========   ========   ===========  ==========  ==========  ==========
Accumulation units outstanding         156,310    1,092,584     69,587     1,563,530     319,769     220,394     506,120
                                    ==========  ===========   ========   ===========  ==========  ==========  ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                           52           --         --            --          --          --          --
   Unit value of accumulation
      units                         $    11.23  $        --   $     --   $        --  $       --  $       --  $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                       45,651      960,283     67,247     1,536,717     316,261     219,496     498,085
   Unit value of accumulation
      units                         $    10.56  $     18.32   $   7.74   $      7.79  $     9.60  $     5.86  $     7.35
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                        4,534       57,174      2,340        26,813       3,508         898       8,035
   Unit value of accumulation
      units                         $    10.33  $     17.91   $   7.62   $      7.61  $     9.32  $     5.68  $     7.18
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                      106,073       75,127         --            --          --          --          --
   Unit value of accumulation
      units                         $    15.03  $     26.76   $     --   $        --  $       --  $       --  $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                  Davis     "Dogs" of
                                        Cash       Corporate     Venture       Wall      Emerging      Equity
                                     Management      Bond         Value       Street     Markets    Opportunities  Foreign Value
                                     Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio      Portfolio
                                     (Class 3)     (Class 3)    (Class 3)   (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                    -----------  ------------  -----------  ---------  -----------  -------------  -------------
Assets:
   Investments in Trusts, at
      net asset value               $10,857,389  $193,626,348  $98,476,046   $766,925  $10,970,729    $1,054,142   $60,706,930
Liabilities:                                  0             0            0          0            0             0             0
                                    -----------  ------------  -----------   --------  -----------    ----------   -----------
Net assets:                         $10,857,389  $193,626,348  $98,476,046   $766,925  $10,970,729    $1,054,142   $60,706,930
                                    ===========  ============  ===========   ========  ===========    ==========   ===========
   Accumulation units               $10,857,389  $193,626,348  $98,476,046   $766,925  $10,940,179    $1,039,883   $60,706,930
   Contracts in payout
      (annuitization) period                  0             0            0          0       30,550        14,259             0
                                    -----------  ------------  -----------   --------  -----------    ----------   -----------
      Total net assets              $10,857,389  $193,626,348  $98,476,046   $766,925  $10,970,729    $1,054,142   $60,706,930
                                    ===========  ============  ===========   ========  ===========    ==========   ===========
Accumulation units outstanding          925,860    10,147,495    7,158,170     55,223      430,023        94,238     6,529,426
                                    ===========  ============  ===========   ========  ===========    ==========   ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                            --            --           --         --           --            --            --
   Unit value of accumulation
      units                         $        --  $         --  $        --   $     --  $        --    $       --   $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                       923,248     9,998,898    7,046,454     53,091      424,086        90,102     6,428,456
   Unit value of accumulation
      units                         $     11.73  $      19.09  $     13.76   $  13.90  $     25.52    $    11.20   $      9.30
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                         2,612       148,597      111,716      2,132        5,937         4,136       100,970
   Unit value of accumulation
      units                         $     11.41  $      18.64  $     13.44   $  13.58  $     24.98    $    10.94   $      9.21
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                            --            --           --         --           --            --            --
   Unit value of accumulation
      units                         $        --  $         --  $        --   $     --  $        --    $       --   $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.


    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                     International
                                    Fundamental                 Global        Growth                    High-Yield    Diversified
                                       Growth    Global Bond   Equities   Opportunities  Growth-Income     Bond         Equities
                                     Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                     (Class 3)    (Class 3)    (Class 3)    (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                    -----------  -----------  ----------  -------------  -------------  -----------  -------------
Assets:
   Investments in Trusts, at net
      asset value                    $3,410,422  $26,465,854  $1,287,438   $19,069,413     $4,846,592   $39,518,502    $5,745,607
Liabilities:                                  0            0           0             0              0             0             0
                                     ----------  -----------  ----------   -----------     ----------   -----------    ----------
Net assets:                          $3,410,422  $26,465,854  $1,287,438   $19,069,413     $4,846,592   $39,518,502    $5,745,607
                                     ==========  ===========  ==========   ===========     ==========   ===========    ==========
   Accumulation units                $3,399,859  $26,465,854  $1,270,982   $19,069,413     $4,825,524   $39,518,502    $5,745,607
   Contracts in payout
      (annuitization) period             10,563            0      16,456             0         21,068             0             0
                                     ----------  -----------  ----------   -----------     ----------   -----------    ----------
      Total net assets               $3,410,422  $26,465,854  $1,287,438   $19,069,413     $4,846,592   $39,518,502    $5,745,607
                                     ==========  ===========  ==========   ===========     ==========   ===========    ==========
Accumulation units outstanding          531,294    1,619,008     143,787     3,373,930        572,944     2,616,062       686,627
                                     ==========  ===========  ==========   ===========     ==========   ===========    ==========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding            --           --          --            --             --            --            --
   Unit value of accumulation
      units                          $       --  $        --  $       --   $        --     $       --   $        --    $       --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding       527,730    1,592,845     143,128     3,324,833        560,637     2,574,462       678,398
   Unit value of accumulation
      units                          $     6.42  $     16.35  $     8.95   $      5.65     $     8.46   $     15.11    $     8.37
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding         3,564       26,163         659        49,097         12,307        41,600         8,229
   Unit value of accumulation
      units                          $     6.24  $     15.98  $     8.77   $      5.84     $     8.23   $     14.78    $     8.19
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding            --           --          --            --             --            --            --
   Unit value of accumulation
      units                          $       --  $        --  $       --   $        --     $       --   $        --    $       --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                    MFS
                                    International    Marsico   Massachusetts
                                        Growth       Focused     Investors         MFS        Mid-Cap
                                      and Income     Growth        Trust      Total Return    Growth    Real Estate  Small & Mid Cap
                                      Portfolio     Portfolio    Portfolio      Portfolio    Portfolio   Portfolio   Value Portfolio
                                      (Class 3)     (Class 3)    (Class 3)      (Class 3)    (Class 3)   (Class 3)      (Class 3)
                                    -------------  ----------  -------------  ------------  ----------  -----------  ---------------
Assets:
   Investments in Trusts, at
      net asset value                $39,102,219   $2,839,063   $27,533,113   $133,562,906  $2,504,081  $24,538,873    $49,530,176
Liabilities:                                   0            0             0              0           0            0              0
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
Net assets:                          $39,102,219   $2,839,063   $27,533,113   $133,562,906  $2,504,081  $24,538,873    $49,530,176
                                     ===========   ==========   ===========   ============  ==========  ===========    ===========
   Accumulation units                $39,050,495   $2,839,063   $27,533,113   $133,562,906  $2,504,081  $24,538,873    $49,530,176
   Contracts in payout
      (annuitization) period              51,724            0             0              0           0            0              0
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
      Total net assets               $39,102,219   $2,839,063   $27,533,113   $133,562,906  $2,504,081  $24,538,873    $49,530,176
                                     ===========   ==========   ===========   ============  ==========  ===========    ===========
Accumulation units outstanding         3,640,836      301,502     2,600,213      8,613,941     281,931      940,383      4,387,802
                                     ===========   ==========   ===========   ============  ==========  ===========    ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                             --           --            --             --          --           --             --
   Unit value of accumulation
      units                          $        --   $       --   $        --   $         --  $       --  $        --    $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                      3,594,598      286,710     2,562,919      8,460,296     271,002      926,752      4,330,001
   Unit value of accumulation
      units                          $     10.74   $     9.42   $     10.59   $      15.51  $     8.89  $     26.10    $     11.29
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                         46,238       14,792        37,294        153,645      10,929       13,631         57,801
   Unit value of accumulation
      units                          $     10.50   $     9.33   $     10.23   $      15.16  $     8.69  $     25.51    $     11.18
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                             --           --            --             --          --           --             --
   Unit value of accumulation
      units                          $        --   $       --   $        --   $         --  $       --  $        --    $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                    Small Company               Telecom      Total      Capital                   Growth and
                                        Value      Technology   Utility   Return Bond    Growth      Comstock       Income
                                      Portfolio     Portfolio  Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                      (Class 3)     (Class 3)  (Class 3)   (Class 3)   (Class II)   (Class II)    (Class II)
                                    -------------  ----------  ---------  -----------  ----------  ------------  ------------
Assets:
   Investments in Trusts, at
      net asset value                $29,592,411    $691,777    $723,892  $76,162,443  $7,944,554  $257,294,911  $274,405,440
Liabilities:                                   0           0           0            0           0             0             0
                                     -----------    --------    --------  -----------  ----------  ------------  ------------
Net assets:                          $29,592,411    $691,777    $723,892  $76,162,443  $7,944,554  $257,294,911  $274,405,440
                                     ===========    ========    ========  ===========  ==========  ============  ============
   Accumulation units                $29,585,138    $691,777    $723,892  $76,162,443  $7,836,773  $257,294,911  $274,150,137
   Contracts in payout
      (annuitization) period               7,273           0           0            0     107,781             0       255,303
                                     -----------    --------    --------  -----------  ----------  ------------  ------------
      Total net assets               $29,592,411    $691,777    $723,892  $76,162,443  $7,944,554  $257,294,911  $274,405,440
                                     ===========    ========    ========  ===========  ==========  ============  ============
Accumulation units outstanding         3,141,661     316,033      69,438    4,202,010     767,800    21,032,261    19,037,638
                                     ===========    ========    ========  ===========  ==========  ============  ============
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                             --          --          --           --          --            --            --
   Unit value of accumulation
      units                          $        --    $     --    $     --  $        --  $       --  $         --  $         --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                      3,100,603     315,915      66,585    4,141,983     709,443    20,201,649    18,279,443
   Unit value of accumulation
      units                          $      9.42    $   2.19    $  10.43  $     18.13  $    10.36  $      12.24  $      14.43
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                         41,058         118       2,853       60,027      58,357       830,612       758,195
   Unit value of accumulation
      units                          $      9.33    $   2.12    $  10.21  $     17.73  $    10.18  $      11.99  $      14.10
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                             --          --          --           --          --            --            --
   Unit value of accumulation
      units                          $        --    $     --    $     --  $        --  $       --  $         --  $         --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                           Franklin
                                     Growth and      Mid Cap        Asset                                                   Income
                                        Income        Value      Allocation      Global                   Growth-Income   Securities
                                      Portfolio     Portfolio       Fund       Growth Fund   Growth Fund      Fund           Fund
                                     (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                    ------------  ------------  ------------  ------------  ------------  -------------  -----------
Assets:
   Investments in Trusts, at net
      asset value                   $163,475,589  $100,348,573  $350,977,590  $320,908,146  $253,434,644   $453,154,537  $12,413,390
Liabilities:                                   0             0             0             0             0              0            0
                                    ------------  ------------  ------------  ------------  ------------   ------------  -----------
Net assets:                         $163,475,589  $100,348,573  $350,977,590  $320,908,146  $253,434,644   $453,154,537  $12,413,390
                                    ============  ============  ============  ============  ============   ============  ===========
   Accumulation units               $163,229,868  $100,307,847  $350,249,280  $320,710,804  $253,210,011   $452,836,104  $12,413,390
   Contracts in payout
      (annuitization) period             245,721        40,726       728,310       197,342       224,633        318,433            0
                                    ------------  ------------  ------------  ------------  ------------   ------------  -----------
      Total net assets              $163,475,589  $100,348,573  $350,977,590  $320,908,146  $253,434,644   $453,154,537  $12,413,390
                                    ============  ============  ============  ============  ============   ============  ===========
Accumulation units outstanding        13,672,902     7,674,773    22,456,212    14,487,215    13,360,013     27,563,259    1,239,046
                                    ============  ============  ============  ============  ============   ============  ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units outstanding             --            --            --            --            --             --           --
   Unit value of accumulation
      units                         $         --  $         --  $         --  $         --  $         --   $         --  $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units outstanding     13,027,298     7,262,269    21,615,279    13,989,891    12,740,757     26,518,736    1,228,123
   Unit value of accumulation
      units                         $      11.97  $      13.09  $      15.64  $      22.16  $      18.99   $      16.45  $     10.02
Contracts with total expenses of
   1.10%:
   Accumulation units outstanding        645,604       412,504       840,933       497,324       619,256      1,044,523       10,923
   Unit value of accumulation
      units                         $      11.73  $      12.83  $      15.36  $      21.76  $      18.64   $      16.14  $      9.98
Contracts with total expenses of
   1.25%:
   Accumulation units outstanding             --            --            --            --            --             --           --
   Unit value of accumulation
      units                         $         --  $         --  $         --  $         --  $         --   $         --  $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2010
                                   (continued)

                                    Franklin Templeton
                                    VIP Founding Funds
                                      Allocation Fund
                                         (Class 2)
                                    ------------------
Assets:
   Investments in Trusts, at
      net asset value                   $24,582,687
Liabilities:                                      0
                                        -----------
Net assets:                             $24,582,687
                                        ===========
   Accumulation units                   $24,582,687
   Contracts in payout
      (annuitization) period                      0
                                        -----------
      Total net assets                  $24,582,687
                                        ===========
Accumulation units outstanding            2,744,267
                                        ===========
Contracts with total expenses of
   0.85%(1):
   Accumulation units
      outstanding                                --
   Unit value of accumulation
      units                             $        --
Contracts with total expenses of
   0.85% (2):
   Accumulation units
      outstanding                         2,731,570
   Unit value of accumulation
      units                             $      8.96
Contracts with total expenses of
   1.10%:
   Accumulation units
      outstanding                            12,697
   Unit value of accumulation
      units                             $      8.91
Contracts with total expenses of
   1.25%:
   Accumulation units
      outstanding                                --
   Unit value of accumulation
      units                             $        --

(1)  Offered in Polaris Plus product.

(2) Offered in Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum products.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2010

                                                                               Net Asset
                                                                                 Value       Net Asset                     Level
Variable Accounts                                                   Shares     Per Share       Value          Cost       (Note A)
-----------------                                                 ----------   ---------   ------------   ------------   --------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                            1,050,697     $12.70    $ 13,343,319   $ 14,065,489       1
   Capital Appreciation Portfolio (Class 1)                        2,776,863      32.29      89,668,733     96,431,345       1
   Government and Quality Bond Portfolio (Class 1)                 4,706,246      15.32      72,083,413     70,131,115       1
   Growth Portfolio (Class 1)                                      2,318,946      19.58      45,414,987     57,106,889       1
   Asset Allocation Portfolio (Class 3)                              338,750      12.64       4,282,607      4,287,235       1
   Capital Appreciation Portfolio (Class 3)                        3,978,202      31.69     126,060,954    146,991,745       1
   Government and Quality Bond Portfolio (Class 3)                 6,075,339      15.26      92,731,206     90,553,727       1
   Growth Portfolio (Class 3)                                        248,588      19.52       4,853,062      5,329,274       1
   Natural Resources Portfolio (Class 3)                             215,104      39.93       8,588,981     10,593,068       1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                             537,506     $ 9.13    $  4,910,061   $  6,933,233       1
   Alliance Growth Portfolio (Class 1)                             1,211,302      21.62      26,182,996     36,087,313       1
   Balanced Portfolio (Class 1)                                    1,401,042      13.82      19,367,710     22,154,388       1
   Blue Chip Growth Portfolio (Class 1)                              170,161       6.83       1,162,098      1,088,646       1
   Capital Growth Portfolio (Class 1)                                200,384       8.07       1,617,471      1,404,747       1
   Cash Management Portfolio (Class 1)                             1,920,898      10.69      20,531,580     20,985,817       1
   Corporate Bond Portfolio (Class 1)                              6,092,528      13.61      82,939,768     71,513,522       1
   Davis Venture Value Portfolio (Class 1)                         3,545,981      21.85      77,486,056     84,202,655       1
   "Dogs" of Wall Street Portfolio (Class 1)                         417,720       7.34       3,064,652      3,367,514       1
   Emerging Markets Portfolio (Class 1)                            1,456,320       8.19      11,930,433      9,511,900       1
   Equity Index Portfolio (Class 1)                                1,120,145       9.99      11,187,954     12,299,510       1
   Equity Opportunities Portfolio (Class 1)                        1,086,628      10.64      11,559,562     13,740,348       1
   Fundamental Growth Portfolio (Class 1)                            834,380      14.66      12,234,593     16,333,907       1
   Global Bond Portfolio (Class 1)                                 1,343,919      12.23      16,435,450     16,332,033       1
   Global Equities Portfolio (Class 1)                               478,467      13.08       6,257,961      7,452,055       1
   Growth Opportunities Portfolio (Class 1)                          250,932       6.44       1,614,772      1,480,385       1
   Growth-Income Portfolio (Class 1)                               1,169,974      18.63      21,795,448     28,657,832       1
   High-Yield Bond Portfolio (Class 1)                             2,776,129       5.80      16,112,514     16,549,325       1
   International Diversified Equities Portfolio (Class 1)            823,648       8.56       7,049,135      7,667,460       1
   International Growth and Income Portfolio (Class 1)             1,438,925       8.82      12,692,943     17,834,332       1
   MFS Massachusetts Investors Trust Portfolio (Class 1)             344,172      13.43       4,622,329      4,128,039       1
   MFS Total Return Portfolio (Class 1)                            7,780,186      14.32     111,383,180    123,483,903       1
   Mid-Cap Growth Portfolio (Class 1)                                373,964       9.95       3,721,809      3,387,088       1
   Real Estate Portfolio (Class 1)                                   527,861      11.34       5,984,972      7,797,287       1
   Small Company Value Portfolio (Class 1)                           314,504      15.95       5,017,112      4,190,502       1
   Technology Portfolio (Class 1)                                    176,644       2.57         453,275        366,024       1
   Telecom Utility Portfolio (Class 1)                               217,200       9.78       2,123,879      2,387,116       1
   Total Return Bond Portfolio (Class 1)                           2,380,303       8.66      20,624,924     18,881,139       1
   Aggressive Growth Portfolio (Class 3)                              59,530       9.04         538,324        578,662       1
   Alliance Growth Portfolio (Class 3)                               567,216      21.46      12,172,881     12,435,388       1
   Balanced Portfolio (Class 3)                                      222,513      13.79       3,067,877      2,763,786       1
   Blue Chip Growth Portfolio (Class 3)                              189,568       6.81       1,290,834      1,100,166       1
   Capital Growth Portfolio (Class 3)                                467,792       7.95       3,721,024      3,802,838       1
   Cash Management Portfolio (Class 3)                             1,020,031      10.64      10,857,389     11,015,830       1
   Corporate Bond Portfolio (Class 3)                             14,286,726      13.55     193,626,348    167,246,824       1
   Davis Venture Value Portfolio (Class 3)                         4,522,694      21.77      98,476,046    116,968,791       1
   "Dogs" of Wall Street Portfolio (Class 3)                         104,854       7.31         766,925        788,830       1
   Emerging Markets Portfolio (Class 3)                            1,356,962       8.08      10,970,729      8,111,728       1
   Equity Opportunities Portfolio (Class 3)                           99,415      10.60       1,054,142      1,195,138       1
   Foreign Value Portfolio (Class 3)                               4,538,538      13.38      60,706,930     70,942,877       1
   Fundamental Growth Portfolio (Class 3)                            235,740      14.47       3,410,422      3,489,126       1
   Global Bond Portfolio (Class 3)                                 2,184,991      12.11      26,465,854     26,145,826       1
   Global Equities Portfolio (Class 3)                                99,048      13.00       1,287,438      1,480,042       1
   Growth Opportunities Portfolio (Class 3)                        3,026,843       6.30      19,069,413     15,338,357       1
   Growth-Income Portfolio (Class 3)                                 260,648      18.59       4,846,592      6,206,133       1
   High-Yield Bond Portfolio (Class 3)                             6,836,442       5.78      39,518,502     41,249,602       1
   International Diversified Equities Portfolio (Class 3)            676,330       8.50       5,745,607      6,899,985       1
   International Growth and Income Portfolio (Class 3)             4,435,918       8.81      39,102,219     43,152,381       1
   Marsico Focused Growth Portfolio (Class 3)                        343,522       8.26       2,839,063      3,332,490       1
   MFS Massachusetts Investors Trust Portfolio (Class 3)           2,055,222      13.40      27,533,113     22,342,243       1
   MFS Total Return Portfolio (Class 3)                            9,358,109      14.27     133,562,906    152,516,612       1
   Mid-Cap Growth Portfolio (Class 3)                                256,442       9.76       2,504,081      2,251,111       1
   Real Estate Portfolio (Class 3)                                 2,177,451      11.27      24,538,873     16,563,824       1
   Small & Mid Cap Value Portfolio (Class 3)                       3,011,545      16.45      49,530,176     35,616,830       1
   Small Company Value Portfolio (Class 3)                         1,865,652      15.86      29,592,411     25,262,365       1
   Technology Portfolio (Class 3)                                    274,900       2.52         691,777        532,617       1
   Telecom Utility Portfolio (Class 3)                                74,236       9.75         723,892        743,018       1
   Total Return Bond Portfolio (Class 3)                           8,858,154       8.60      76,162,443     68,942,538       1
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                          262,370     $30.28    $  7,944,554   $  6,369,779       1
   Comstock Portfolio                                             23,845,682      10.79     257,294,911    292,921,076       1
   Growth and Income Portfolio                                    15,573,521      17.62     274,405,440    288,305,456       1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                     7,239,840     $22.58    $163,475,589   $186,104,383       1
   Mid Cap Value Portfolio                                         6,757,480      14.85     100,348,573    124,165,006       1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                          22,954,715     $15.29    $350,977,590   $374,128,739       1
   Global Growth Fund                                             16,248,514      19.75     320,908,146    331,585,982       1
   Growth Fund                                                     5,130,256      49.40     253,434,644    278,836,365       1
   Growth-Income Fund                                             13,815,687      32.80     453,154,537    510,950,712       1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                   832,555     $14.91    $ 12,413,390   $ 10,412,678       1
   Franklin Templeton VIP Founding Funds Allocation Fund           3,295,266       7.46      24,582,687     20,995,797       1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                                Government                                             Government
                                       Asset        Capital         and                       Asset        Capital        and
                                     Allocation  Appreciation  Quality Bond     Growth      Allocation  Appreciation  Quality Bond
                                     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 3)     (Class 3)     (Class 3)
                                    -----------  ------------  ------------  ------------  -----------  ------------  ------------
Investment income:
   Dividends                        $   473,072  $          0   $3,812,650   $    455,945  $   136,509  $          0   $ 4,028,486
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk       (137,263)     (778,487)    (732,739)      (413,387)     (35,331)     (976,716)     (761,374)
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Net investment income (loss)            335,809      (778,487)   3,079,911         42,558      101,178      (976,716)    3,267,112
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Net realized gains (losses) from
   sale of securities                  (508,087)   (3,372,986)     339,765     (4,683,477)    (361,258)   (4,640,350)      204,781
Realized gain distributions                   0             0            0              0            0             0             0
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Net realized gains (losses)            (508,087)   (3,372,986)     339,765     (4,683,477)    (361,258)   (4,640,350)      204,781
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (4,045,600)  (41,402,512)   1,658,628    (31,023,449)  (1,253,093)  (67,604,532)    1,553,998
   End of period                       (722,170)   (6,762,612)   1,952,298    (11,691,902)      (4,628)  (20,930,791)    2,177,479
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        3,323,430    34,639,900      293,670     19,331,547    1,248,465    46,673,741       623,481
                                    -----------  ------------   ----------   ------------  -----------  ------------   -----------
Increase (decrease) in net assets
   from operations                  $ 3,151,152  $ 30,488,427   $3,713,346   $ 14,690,628  $   988,385  $ 41,056,675   $ 4,095,374
                                    ===========  ============   ==========   ============  ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                    Natural     Aggressive     Alliance                   Blue Chip      Capital
                                       Growth      Resources      Growth        Growth       Balanced      Growth        Growth
                                     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 3)     (Class 3)     (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                    -----------  ------------  ------------  ------------  -----------  ------------  ------------
Investment income:
   Dividends                        $    32,769   $    81,193   $     5,283  $    142,663  $   607,235  $      3,512   $         0
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk        (39,738)      (70,455)      (48,338)     (295,775)    (219,379)       (9,534)      (13,892)
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Net investment income (loss)             (6,969)       10,738       (43,055)     (153,112)     387,856        (6,022)      (13,892)
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Net realized gains (losses) from
   sale of securities                  (686,382)   (1,020,689)     (583,755)   (1,419,313)    (908,253)       (5,093)      (20,835)
Realized gain distributions                   0       484,714             0             0            0             0             0
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Net realized gains (losses)            (686,382)     (535,975)     (583,755)   (1,419,313)    (908,253)       (5,093)      (20,835)
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (2,706,213)   (5,294,734)   (4,299,463)  (18,597,498)  (7,847,997)     (242,305)     (258,390)
   End of period                       (476,212)   (2,004,087)   (2,023,172)   (9,904,317)  (2,786,678)       73,452       212,724
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        2,230,001     3,290,647     2,276,291     8,693,181    5,061,319       315,757       471,114
                                    -----------   -----------   -----------  ------------  -----------  ------------   -----------
Increase (decrease) in net assets
   from operations                  $ 1,536,650   $ 2,765,410   $ 1,649,481  $  7,120,756  $ 4,540,922  $    304,642   $   436,387
                                    ===========   ===========   ===========  ============  ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                  Davis
                                        Cash       Corporate     Venture       "Dogs" of     Emerging      Equity        Equity
                                     Management      Bond         Value       Wall Street    Markets        Index     Opportunities
                                     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                    -----------  ------------  ------------  ------------  -----------  ------------  -------------
Investment income:
   Dividends                         $ 714,515    $ 4,913,200  $  1,122,452   $   128,916  $         0   $   266,838   $   138,001
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (278,636)      (737,751)     (702,227)      (32,611)    (118,751)     (134,018)     (105,790)
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Net investment income (loss)           435,879      4,175,449       420,225        96,305     (118,751)      132,820        32,211
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Net realized gains (losses) from
   sale of securities                 (791,461)     1,287,154    (3,283,047)     (258,948)  (6,088,020)     (370,390)   (1,537,622)
Realized gain distributions                  0              0     1,656,217             0            0             0             0
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Net realized gains (losses)           (791,461)     1,287,154    (1,626,830)     (258,948)  (6,088,020)     (370,390)   (1,537,622)
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                (519,614)    (2,770,292)  (31,344,221)   (1,343,310)  (7,789,281)   (4,610,260)   (6,840,899)
   End of period                      (454,237)    11,426,246    (6,716,599)     (302,862)   2,418,533    (1,111,556)   (2,180,786)
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                          65,377     14,196,538    24,627,622     1,040,448   10,207,814     3,498,704     4,660,113
                                     ---------    -----------  ------------   -----------  -----------   -----------   -----------
Increase (decrease) in net assets
   from operations                   $(290,205)   $19,659,141  $ 23,421,017   $   877,805  $ 4,001,043   $ 3,261,134   $ 3,154,702
                                     =========    ===========  ============   ===========  ===========   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                      International
                                    Fundamental     Global        Global        Growth        Growth-     High-Yield   Diversified
                                       Growth        Bond        Equities    Opportunities     Income        Bond        Equities
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)
                                    -----------  ------------  ------------  -------------  -----------  -----------  -------------
Investment income:
   Dividends                        $         0   $  581,748   $   153,316     $       0    $    292,874  $ 1,302,088  $    85,587
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk       (125,947)    (161,199)      (65,414)      (10,585)       (242,395)    (142,501)     (68,561)
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Net investment income (loss)           (125,947)     420,549        87,902       (10,585)         50,479    1,159,587       17,026
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Net realized gains (losses) from
   sale of securities                  (759,588)     375,310      (325,581)      (39,419)     (2,184,598)  (1,376,293)      (7,206)
Realized gain distributions                   0      407,388             0             0               0            0            0
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Net realized gains (losses)            (759,588)     782,698      (325,581)      (39,419)     (2,184,598)  (1,376,293)      (7,206)
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (8,377,402)    (477,644)   (3,221,202)     (290,940)    (14,651,359)  (5,302,742)  (2,351,219)
   End of period                     (4,099,314)     103,417    (1,194,094)      134,387      (6,862,384)    (436,811)    (618,325)
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        4,278,088      581,061     2,027,108       425,327       7,788,975    4,865,931    1,732,894
                                    -----------   ----------   -----------     ---------    ------------  -----------  -----------
Increase (decrease) in net assets
   from operations                  $ 3,392,553   $1,784,308   $ 1,789,429     $ 375,323    $  5,654,856  $ 4,649,225  $ 1,742,714
                                    ===========   ==========   ===========     =========    ============  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                        MFS
                                    International  Massachusetts      MFS                                   Small
                                      Growth and     Investors       Total       Mid-Cap        Real       Company
                                       Income          Trust        Return       Growth       Estate        Value     Technology
                                      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -----------  -----------  -----------  -----------  ----------
Investment income:
   Dividends                         $          0    $   48,655   $ 4,112,154   $        0  $   106,736   $   29,215   $       0
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Expenses:
   Charges for distribution,
      mortality and expense risk         (131,383)      (35,012)     (964,110)     (28,550)     (52,747)     (49,089)     (3,655)
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Net investment income (loss)             (131,383)       13,643     3,148,044      (28,550)      53,989      (19,874)     (3,655)
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Net realized gains (losses) from
   sale of securities                  (1,571,486)       17,114    (3,899,792)    (189,287)  (1,979,822)      66,982     (81,190)
Realized gain distributions                     0             0             0            0            0            0           0
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Net realized gains (losses)            (1,571,486)       17,114    (3,899,792)    (189,287)  (1,979,822)      66,982     (81,190)
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                (10,625,120)     (598,649)  (36,381,248)    (967,542)  (6,058,412)    (705,508)   (143,377)
   End of period                       (5,141,389)      494,290   (12,100,723)     334,721   (1,812,315)     826,610      87,251
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Change in net unrealized
   appreciation (depreciation) of
   investments                          5,483,731     1,092,939    24,280,525    1,302,263    4,246,097    1,532,118     230,628
                                     ------------    ----------   -----------   ----------  -----------   ----------   ---------
Increase (decrease) in net assets
   from operations                   $  3,780,862    $1,123,696   $23,528,777   $1,084,426  $ 2,320,264   $1,579,226   $ 145,783
                                     ============    ==========   ===========   ==========  ===========   ==========   =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                  Total
                                     Telecom     Return    Aggressive    Alliance              Blue Chip    Capital
                                     Utility      Bond       Growth      Growth      Balanced    Growth     Growth
                                    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio  Portfolio   Portfolio
                                    (Class 1)   (Class 1)   (Class 3)   (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                    ---------  ----------  ----------  -----------  ---------  ---------  -----------
Investment income:
   Dividends                        $ 112,914  $  369,377   $       0  $    37,591  $  68,495  $     668  $         0
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk      (24,498)   (170,743)     (3,211)    (101,457)   (20,703)   (10,791)     (29,852)
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Net investment income (loss)           88,416     198,634      (3,211)     (63,866)    47,792    (10,123)     (29,852)
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Net realized gains (losses) from
   sale of securities                (156,665)    371,242    (102,468)    (178,848)   (88,224)   (77,256)    (188,170)
Realized gain distributions                 0           0           0            0          0          0            0
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Net realized gains (losses)          (156,665)    371,242    (102,468)    (178,848)   (88,224)   (77,256)    (188,170)
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (944,230)    563,091    (291,993)  (3,902,093)  (307,556)  (227,597)  (1,255,672)
   End of period                     (263,237)  1,743,785     (40,338)    (262,507)   304,091    190,668      (81,814)
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        680,993   1,180,694     251,655    3,639,586    611,647    418,265    1,173,858
                                    ---------  ----------   ---------  -----------  ---------  ---------  -----------
Increase (decrease) in net assets
   from operations                  $ 612,744  $1,750,570   $ 145,976  $ 3,396,872  $ 571,215  $ 330,886  $   955,836
                                    =========  ==========   =========  ===========  =========  =========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                Davis
                                       Cash      Corporate     Venture     "Dogs" of     Emerging      Equity        Foreign
                                    Management     Bond         Value     Wall Street    Markets    Opportunities     Value
                                     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                     (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                    ----------  -----------  -----------  -----------  -----------  -------------  ------------
Investment income:
   Dividends                         $ 396,902  $10,409,220  $ 1,082,954   $  29,183   $         0    $   7,809    $  1,356,876
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Expenses:
   Charges for distribution,
      mortality and expense risk      (141,789)  (1,559,393)    (784,304)     (6,087)      (83,621)      (7,622)       (487,342)
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Net investment income (loss)           255,113    8,849,827      298,650      23,096       (83,621)         187         869,534
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Net realized gains (losses) from
   sale of securities                 (518,755)   1,088,886   (5,076,317)    (78,829)   (3,387,585)    (154,984)     (1,961,679)
Realized gain distributions                  0            0    2,013,543           0             0            0       1,387,416
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Net realized gains (losses)           (518,755)   1,088,886   (3,062,774)    (78,829)   (3,387,585)    (154,984)       (574,263)
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                (231,846)  (5,617,105) (49,327,244)   (298,950)   (4,356,918)    (530,625)    (23,098,681)
   End of period                      (158,441)  26,379,524  (18,492,745)    (21,905)    2,859,001     (140,996)    (10,235,947)
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Change in net unrealized
   appreciation (depreciation) of
   investments                          73,405   31,996,629   30,834,499     277,045     7,215,919      389,629      12,862,734
                                     ---------  -----------  -----------   ---------   -----------    ---------    ------------
Increase (decrease) in net assets
   from operations                   $(190,237) $41,935,342  $28,070,375   $ 221,312   $ 3,744,713    $ 234,832    $ 13,158,005
                                     =========  ===========  ===========   =========   ===========    =========    ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                  International
                                    Fundamental    Global      Global      Growth        Growth-     High-Yield    Diversified
                                      Growth        Bond      Equities  Opportunities     Income        Bond        Equities
                                     Portfolio    Portfolio  Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                     (Class 3)    (Class 3)  (Class 3)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                    -----------  ----------  ---------  -------------  -----------  ------------  -------------
Investment income:
   Dividends                        $         0  $  794,904  $  26,564   $         0   $    47,894  $  3,010,599  $    55,478
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk        (27,223)   (212,535)    (9,612)     (135,239)      (39,279)     (315,975)     (47,918)
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Net investment income (loss)            (27,223)    582,369     16,952      (135,239)        8,615     2,694,624        7,560
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Net realized gains (losses) from
   sale of securities                   (96,032)    167,933    (70,813)     (165,809)     (506,076)   (1,746,657)    (346,304)
Realized gain distributions                   0     597,615          0             0             0             0            0
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Net realized gains (losses)             (96,032)    765,548    (70,813)     (165,809)     (506,076)   (1,746,657)    (346,304)
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (1,111,753)   (689,749)  (576,087)   (1,450,023)   (3,049,062)  (11,980,544)  (3,007,767)
   End of period                        (78,704)    320,028   (192,604)    3,731,056    (1,359,541)   (1,731,100)  (1,154,378)
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        1,033,049   1,009,777    383,483     5,181,079     1,689,521    10,249,444    1,853,389
                                    -----------  ----------  ---------   -----------   -----------  ------------  -----------
Increase (decrease) in net assets
   from operations                  $   909,794  $2,357,694  $ 329,622   $ 4,880,031   $ 1,192,060  $ 11,197,411  $ 1,514,645
                                    ===========  ==========  =========   ===========   ===========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                     MFS
                                    International    Marsico    Massachusetts                                          Small &
                                      Growth and     Focused      Investors      MFS Total    Mid-Cap       Real       Mid Cap
                                       Income         Growth       Trust          Return      Growth       Estate       Value
                                      Portfolio     Portfolio     Portfolio      Portfolio   Portfolio   Portfolio    Portfolio
                                      (Class 3)     (Class 3)     (Class 3)      (Class 3)   (Class 3)   (Class 3)    (Class 3)
                                    -------------  -----------  -------------  ------------  ---------  -----------  -----------
Investment income:
   Dividends                         $          0  $    11,754   $   247,906   $  4,397,768  $       0  $   350,378  $   226,311
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense risk         (321,733)     (22,336)     (204,984)    (1,098,407)   (17,282)    (184,856)    (370,094)
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Net investment income (loss)             (321,733)     (10,582)       42,922      3,299,361    (17,282)     165,522     (143,783)
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Net realized gains (losses) from
   sale of securities                  (5,850,103)    (366,639)     (158,237)    (3,849,071)   (42,821)  (6,510,760)  (2,942,153)
Realized gain distributions                     0            0             0              0          0            0    1,401,664
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Net realized gains (losses)            (5,850,103)    (366,639)     (158,237)    (3,849,071)   (42,821)  (6,510,760)  (1,540,489)
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                (20,678,867)  (1,632,044)   (1,602,222)   (46,163,304)  (471,940)  (8,064,363)  (8,038,389)
   End of period                       (4,050,162)    (493,427)    5,190,870    (18,953,706)   252,970    7,975,049   13,913,346
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                         16,628,705    1,138,617     6,793,092     27,209,598    724,910   16,039,412   21,951,735
                                     ------------  -----------   -----------   ------------  ---------  -----------  -----------
Increase (decrease) in net assets
   from operations                   $ 10,456,869  $   761,396   $ 6,677,777   $ 26,659,888  $ 664,807  $ 9,694,174  $20,267,463
                                     ============  ===========   ===========   ============  =========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                        Small                              Total
                                       Company                 Telecom     Return      Capital                     Growth and
                                        Value     Technology   Utility      Bond        Growth       Comstock        Income
                                      Portfolio    Portfolio  Portfolio   Portfolio   Portfolio     Portfolio      Portfolio
                                      (Class 3)    (Class 3)  (Class 3)   (Class 3)   (Class II)    (Class II)     (Class II)
                                    ------------  ----------  ---------  ----------  -----------  -------------  -------------
Investment income:
   Dividends                         $   127,622   $       0  $  39,146  $1,196,506  $         0  $   3,981,447  $   3,328,150
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Expenses:
   Charges for distribution,
      mortality and expense risk        (217,423)     (5,131)    (6,651)   (566,522)     (62,986)    (2,103,500)    (2,206,119)
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Net investment income (loss)             (89,801)     (5,131)    32,495     629,984      (62,986)     1,877,947      1,122,031
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Net realized gains (losses) from
   sale of securities                 (1,259,176)    (70,717)   (58,672)    296,860      (63,466)   (11,675,921)    (6,205,882)
Realized gain distributions                    0           0          0           0            0              0              0
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Net realized gains (losses)           (1,259,176)    (70,717)   (58,672)    296,860      (63,466)   (11,675,921)    (6,205,882)
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                (7,314,764)   (124,395)  (267,278)  2,291,492   (1,173,862)  (126,179,816)  (103,518,228)
   End of period                       4,330,046     159,160    (19,126)  7,219,905    1,574,775    (35,626,165)   (13,900,016)
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Change in net unrealized
   appreciation (depreciation) of
   investments                        11,644,810     283,555    248,152   4,928,413    2,748,637     90,553,651     89,618,212
                                     -----------   ---------  ---------  ----------  -----------  -------------  -------------
Increase (decrease) in net assets
   from operations                   $10,295,833   $ 207,707  $ 221,975  $5,855,257  $ 2,622,185  $  80,755,677  $  84,534,361
                                     ===========   =========  =========  ==========  ===========  =============  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                                                                                                          Franklin
                                 Growth and      Mid Cap         Asset         Global                        Growth-       Income
                                   Income         Value       Allocation       Growth          Growth         Income     Securities
                                  Portfolio     Portfolio        Fund           Fund            Fund           Fund         Fund
                                 (Class VC)    (Class VC)      (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                ------------  ------------  --------------  -------------  -------------  -------------  ----------
Investment income:
   Dividends                    $  1,392,653  $    411,903  $   7,500,784   $   4,013,173  $   1,419,580  $   6,315,942  $  738,108
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (1,314,351)     (788,051)    (2,933,632)     (2,675,791)    (2,056,610)    (3,695,209)    (91,925)
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Net investment income (loss)          78,302      (376,148)     4,567,152       1,337,382       (637,030)     2,620,733     646,183
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Net realized gains (losses)
   from sale of securities        (6,645,964)   (8,781,301)    (6,502,957)     (2,612,013)    (6,633,865)   (11,069,529)   (234,527)
Realized gain distributions                0             0              0               0              0              0           0
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Net realized gains (losses)       (6,645,964)   (8,781,301)    (6,502,957)     (2,612,013)    (6,633,865)   (11,069,529)   (234,527)
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period           (78,247,481)  (65,948,986)  (102,473,873)   (106,666,257)  (108,461,223)  (188,735,411)   (760,324)
   End of period                 (22,628,794)  (23,816,433)   (23,151,149)    (10,677,836)   (25,401,721)   (57,796,175)  2,000,712
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Change in net unrealized
   appreciation (depreciation)
   of investments                 55,618,687    42,132,553     79,322,724      95,988,421     83,059,502    130,939,236   2,761,036
                                ------------  ------------  -------------   -------------  -------------  -------------  ----------
Increase (decrease) in net
   assets from operations       $ 49,051,025  $ 32,975,104  $  77,386,919   $  94,713,790  $  75,788,607  $ 122,490,440  $3,172,692
                                ============  ============  =============   =============  =============  =============  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                   (continued)

                                      Franklin
                                     Templeton
                                        VIP
                                      Founding
                                       Funds
                                     Allocation
                                       Fund
                                     (Class 2)
                                    -----------
Investment income:
   Dividends                        $   532,921
                                    -----------
Expenses:
   Charges for distribution,
      mortality and expense risk       (189,214)
                                    -----------
Net investment income (loss)            343,707
                                    -----------
Net realized gains (losses) from
   sale of securities                  (548,976)
Realized gain distributions                   0
                                    -----------
Net realized gains (losses)            (548,976)
                                    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period               (2,952,996)
   End of period                      3,586,890
                                    -----------
Change in net unrealized
   appreciation (depreciation) of
   investments                        6,539,886
                                    -----------
Increase (decrease) in net assets
   from operations                  $ 6,334,617
                                    ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010

                                                                Government                                           Government
                                       Asset        Capital     and Quality                 Asset       Capital         and
                                     Allocation  Appreciation       Bond        Growth    Allocation  Appreciation  Quality Bond
                                     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 3)    (Class 3)    (Class 3)
                                    -----------  ------------  ------------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)      $   335,809  $   (778,487) $  3,079,911  $    42,558  $  101,178  $   (976,716) $ 3,267,112
  Net realized gains (losses)          (508,087)   (3,372,986)      339,765   (4,683,477)   (361,258)   (4,640,350)     204,781
  Change in net unrealized
     appreciation of investments      3,323,430    34,639,900       293,670   19,331,547   1,248,465    46,673,741      623,481
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
  Increase (decrease) in net
     assets from operations           3,151,152    30,488,427     3,713,346   14,690,628     988,385    41,056,675    4,095,374
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
From capital transactions:
      Net proceeds from units sold       16,326        91,786        46,051       74,729       4,079       896,382      657,392
      Cost of units redeemed         (1,625,460)  (10,781,825)  (14,710,307)  (5,738,591)   (421,950)   (7,318,276)  (6,147,189)
      Net transfers                     258,189    (2,132,927)   (2,937,170)  (1,817,739)    218,146    (2,686,202)  12,764,249
      Contract maintenance charge             0             0             0            0      (1,044)      (22,366)     (13,590)
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,350,945)  (12,822,966)  (17,601,426)  (7,481,601)   (200,769)   (9,130,462)   7,260,862
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets     1,800,207    17,665,461   (13,888,080)   7,209,027     787,616    31,926,213   11,356,236
Net assets at beginning of period    11,543,112    72,003,272    85,971,493   38,205,960   3,494,991    94,134,741   81,374,970
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
Net assets at end of period         $13,343,319  $ 89,668,733  $ 72,083,413  $45,414,987  $4,282,607  $126,060,954  $92,731,206
                                    ===========  ============  ============  ===========  ==========  ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             1,030         3,816         2,651        3,064         310        66,466       42,738
   Units redeemed                       (93,565)     (746,485)     (917,130)    (487,888)    (31,846)     (548,811)    (400,268)
   Units transferred                     22,851      (139,619)     (193,239)    (155,924)     18,633      (174,113)     837,825
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
Increase (decrease) in units
   outstanding                          (69,684)     (882,288)   (1,107,718)    (640,748)    (12,903)     (656,458)     480,295
Beginning units                         773,252     6,103,781     5,468,822    4,008,018     311,652     8,928,669    5,442,670
                                    -----------  ------------  ------------  -----------  ----------  ------------  -----------
Ending units                            703,568     5,221,493     4,361,104    3,367,270     298,749     8,272,211    5,922,965
                                    ===========  ============  ============  ===========  ==========  ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                  Natural   Aggressive    Alliance                 Blue Chip    Capital
                                       Growth    Resources    Growth       Growth      Balanced     Growth      Growth
                                     Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                     (Class 3)   (Class 3)   (Class 1)   (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (6,969) $   10,738  $  (43,055) $  (153,112) $   387,856  $   (6,022) $  (13,892)
   Net realized gains (losses)        (686,382)   (535,975)   (583,755)  (1,419,313)    (908,253)     (5,093)    (20,835)
   Change in net unrealized
      appreciation of investments    2,230,001   3,290,647   2,276,291    8,693,181    5,061,319     315,757     471,114
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from operations         1,536,650   2,765,410   1,649,481    7,120,756    4,540,922     304,642     436,387
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital transactions:
      Net proceeds from units sold      71,342      20,406     131,626       61,161       15,236         318          29
      Cost of units redeemed          (387,815)   (789,438)   (470,915)  (2,416,031)  (2,480,718)   (187,390)   (389,080)
      Net transfers                   (336,314)     72,911      59,230        2,039      238,438     105,578     391,691
      Contract maintenance charge         (833)     (1,749)          0            0            0           0           0
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                    (653,620)   (697,870)   (280,059)  (2,352,831)  (2,227,044)    (81,494)      2,640
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets      883,030   2,067,540   1,369,422    4,767,925    2,313,878     223,148     439,027
Net assets at beginning of period    3,970,032   6,521,441   3,540,639   21,415,071   17,053,832     938,950   1,178,444
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of period         $4,853,062  $8,588,981  $4,910,061  $26,182,996  $19,367,710  $1,162,098  $1,617,471
                                    ==========  ==========  ==========  ===========  ===========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            6,720       1,961      16,751        1,833          973          69           4
   Units redeemed                      (35,990)    (76,369)    (57,974)    (161,396)    (196,332)    (36,479)    (59,233)
   Units transferred                   (31,888)      7,138      10,982        6,563       20,978      21,595      65,317
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in units
   outstanding                         (61,158)    (67,270)    (30,241)    (153,000)    (174,381)    (14,815)      6,088
Beginning units                        472,674     864,571     483,218    1,429,844    1,505,570     211,535     211,903
                                    ----------  ----------  ----------  -----------  -----------  ----------  ----------
Ending units                           411,516     797,301     452,977    1,276,844    1,331,189     196,720     217,991
                                    ==========  ==========  ==========  ===========  ===========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                   Davis       "Dogs" of
                                        Cash        Corporate      Venture       Wall       Emerging      Equity        Equity
                                     Management       Bond          Value       Street      Markets       Index     Opportunities
                                      Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio     Portfolio
                                      (Class 1)    (Class 1)      (Class 1)    (Class 1)   (Class 1)    (Class 1)     (Class 1)
                                    ------------  ------------  ------------  ----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    435,879  $  4,175,449  $    420,225  $   96,305  $  (118,751) $   132,820   $    32,211
   Net realized gains (losses)          (791,461)    1,287,154    (1,626,830)   (258,948)  (6,088,020)    (370,390)   (1,537,622)
   Change in net unrealized
      appreciation of investments         65,377    14,196,538    24,627,622   1,040,448   10,207,814    3,498,704     4,660,113
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from operations            (290,205)   19,659,141    23,421,017     877,805    4,001,043    3,261,134     3,154,702
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
From capital transactions:
      Net proceeds from units sold       727,099        68,135       119,554       4,398        4,214       22,129        24,635
      Cost of units redeemed         (20,717,039)  (14,698,978)   (9,627,072)   (400,516)  (1,118,230)  (1,436,951)   (1,536,130)
      Net transfers                   (3,862,044)    1,594,431    (1,700,070)    219,257    1,256,555      (15,484)     (384,628)
      Contract maintenance charge              0             0             0           0            0            0             0
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (23,851,984)  (13,036,412)  (11,207,588)   (176,861)     142,539   (1,430,306)   (1,896,123)
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
Increase (decrease) in net assets    (24,142,189)    6,622,729    12,213,429     700,944    4,143,582    1,830,828     1,258,579
Net assets at beginning of period     44,673,769    76,317,039    65,272,627   2,363,708    7,786,851    9,357,126    10,300,983
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
Net assets at end of period         $ 20,531,580  $ 82,939,768  $ 77,486,056  $3,064,652  $11,930,433  $11,187,954   $11,559,562
                                    ============  ============  ============  ==========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             60,867         3,363         4,887         381          202        2,781         2,224
   Units redeemed                     (1,666,881)     (822,604)     (706,332)    (35,508)     (55,774)    (177,121)     (142,281)
   Units transferred                    (374,818)       90,144      (131,582)     18,396       53,216       (2,209)      (42,691)
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
Increase (decrease) in units
   outstanding                        (1,980,832)     (729,097)     (833,027)    (16,731)      (2,356)    (176,549)     (182,748)
Beginning units                        3,643,431     4,991,101     5,852,219     261,903      531,514    1,426,489     1,137,507
                                    ------------  ------------  ------------  ----------  -----------  -----------   -----------
Ending units                           1,662,599     4,262,004     5,019,192     245,172      529,158    1,249,940       954,759
                                    ============  ============  ============  ==========  ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                                                                     International
                                    Fundamental                 Global        Growth                     High-Yield   Diversified
                                       Growth    Global Bond   Equities   Opportunities  Growth-Income      Bond        Equities
                                     Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                     (Class 1)    (Class 1)    (Class 1)    (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                    -----------  -----------  ----------  -------------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (125,947) $   420,549  $   87,902   $  (10,585)    $    50,479   $ 1,159,587   $   17,026
   Net realized gains (losses)         (759,588)     782,698    (325,581)     (39,419)     (2,184,598)   (1,376,293)      (7,206)
   Change in net unrealized
      appreciation of investments     4,278,088      581,061   2,027,108      425,327       7,788,975     4,865,931    1,732,894
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
   Increase (decrease) in net
      assets from operations          3,392,553    1,784,308   1,789,429      375,323       5,654,856     4,649,225    1,742,714
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
From capital transactions:
      Net proceeds from units sold       27,948       15,231      15,102        5,924          41,072        18,914        7,635
      Cost of units redeemed         (1,463,857)  (2,735,343)   (886,613)     (98,618)     (2,615,421)   (2,244,957)    (732,612)
      Net transfers                    (290,622)     844,963     412,319      538,935        (387,007)    1,194,272      950,262
      Contract maintenance charge             0            0           0            0               0             0            0
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,726,531)  (1,875,149)   (459,192)     446,241      (2,961,356)   (1,031,771)     225,285
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
Increase (decrease) in net assets     1,666,022      (90,841)  1,330,237      821,564       2,693,500     3,617,454    1,967,999
Net assets at beginning of period    10,568,571   16,526,291   4,927,724      793,208      19,101,948    12,495,060    5,081,136
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
Net assets at end of period         $12,234,593  $16,435,450  $6,257,961   $1,614,772     $21,795,448   $16,112,514   $7,049,135
                                    ===========  ===========  ==========   ==========     ===========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             3,542          885       1,208        1,228           3,013         1,062          640
   Units redeemed                      (194,768)    (159,546)    (83,133)     (20,252)       (215,882)     (159,348)     (79,118)
   Units transferred                    (51,387)      47,108      49,263      113,142         (35,760)       94,781      116,423
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
Increase (decrease) in units
   outstanding                         (242,613)    (111,553)    (32,662)      94,118        (248,629)      (63,505)      37,945
Beginning units                       1,522,209    1,054,671     489,251      188,057       1,588,482     1,071,185      697,860
                                    -----------  -----------  ----------   ----------     -----------   -----------   ----------
Ending units                          1,279,596      943,118     456,589      282,175       1,339,853     1,007,680      735,805
                                    ===========  ===========  ==========   ==========     ===========   ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                        MFS
                                    International  Massachusetts
                                        Growth       Investors         MFS        Mid-Cap
                                      and Income       Trust      Total Return    Growth    Real Estate   Small Company   Technology
                                      Portfolio      Portfolio      Portfolio    Portfolio   Portfolio   Value Portfolio   Portfolio
                                      (Class 1)      (Class 1)      (Class 1)    (Class 1)   (Class 1)      (Class 1)      (Class 1)
                                    -------------  -------------  ------------  ----------  -----------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (131,383)     $   13,643   $  3,148,044  $  (28,550) $    53,989    $  (19,874)     $ (3,655)
   Net realized gains (losses)       (1,571,486)         17,114     (3,899,792)   (189,287)  (1,979,822)       66,982       (81,190)
   Change in net unrealized
      appreciation of investments     5,483,731       1,092,939     24,280,525   1,302,263    4,246,097     1,532,118       230,628
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
   Increase (decrease) in net
      assets from operations          3,780,862       1,123,696     23,528,777   1,084,426    2,320,264     1,579,226       145,783
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
From capital transactions:
      Net proceeds from units sold       27,618           1,475        120,874       3,369        6,251         7,817             0
      Cost of units redeemed         (1,959,186)       (571,088)   (15,796,536)   (458,636)    (922,543)     (366,166)      (74,455)
      Net transfers                    (166,209)        982,402      1,302,465     774,384     (175,909)      442,257       128,994
      Contract maintenance charge             0               0              0           0            0             0             0
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
   Increase (decrease) in net
      assets from capital
      transactions                   (2,097,777)        412,789    (14,373,197)    319,117   (1,092,201)       83,908        54,539
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
Increase (decrease) in net assets     1,683,085       1,536,485      9,155,580   1,403,543    1,228,063     1,663,134       200,322
Net assets at beginning of period    11,009,858       3,085,844    102,227,600   2,318,266    4,756,909     3,353,978       252,953
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
Net assets at end of period         $12,692,943      $4,622,329   $111,383,180  $3,721,809  $ 5,984,972    $5,017,112      $453,275
                                    ===========      ==========   ============  ==========  ===========    ==========      ========
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
      Units sold                          2,311             147          8,369         342          273           352             0
      Units redeemed                   (177,910)        (59,503)    (1,082,777)    (57,728)     (44,992)      (17,230)      (35,539)
      Units transferred                 (13,343)        103,497         92,002     111,229      (11,759)       16,818        79,542
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
Increase (decrease) in units
   outstanding                         (188,942)         44,141       (982,406)     53,843      (56,478)          (60)       44,003
Beginning units                       1,283,469         388,579      8,100,695     361,701      299,890       196,515       161,321
                                    -----------      ----------   ------------  ----------  -----------    ----------      --------
Ending units                          1,094,527         432,720      7,118,289     415,544      243,412       196,455       205,324
                                    ===========      ==========   ============  ==========  ===========    ==========      ========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                      Telecom      Total     Aggressive    Alliance                Blue Chip    Capital
                                      Utility   Return Bond    Growth       Growth     Balanced     Growth      Growth
                                     Portfolio   Portfolio    Portfolio   Portfolio    Portfolio   Portfolio   Portfolio
                                     (Class 1)   (Class 1)    (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                    ----------  -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   88,416  $   198,634   $  (3,211) $   (63,866) $   47,792  $  (10,123) $  (29,852)
   Net realized gains (losses)        (156,665)     371,242    (102,468)    (178,848)    (88,224)    (77,256)   (188,170)
   Change in net unrealized
      appreciation of investments      680,993    1,180,694     251,655    3,639,586     611,647     418,265   1,173,858
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
   Increase (decrease) in net
      assets from operations           612,744    1,750,570     145,976    3,396,872     571,215     330,886     955,836
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
From capital transactions:
      Net proceeds from units sold       4,254        9,958      25,145        8,470           0      28,191       5,353
      Cost of units redeemed          (385,831)  (3,499,277)    (55,925)  (1,040,377)   (260,091)   (448,759)   (184,032)
      Net transfers                     29,830    6,811,927      98,185     (472,641)    765,770     499,149     (49,322)
      Contract maintenance charge            0            0        (133)      (2,504)       (410)       (233)       (558)
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                    (351,747)   3,322,608      67,272   (1,507,052)    505,269      78,348    (228,559)
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets      260,997    5,073,178     213,248    1,889,820   1,076,484     409,234     727,277
Net assets at beginning of period    1,862,882   15,551,746     325,076   10,283,061   1,991,393     881,600   2,993,747
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
Net assets at end of period         $2,123,879  $20,624,924   $ 538,324  $12,172,881  $3,067,877  $1,290,834  $3,721,024
                                    ==========  ===========   =========  ===========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                              313          554       4,320        1,156           0       5,096         797
   Units redeemed                      (33,514)    (193,482)     (8,883)    (144,676)    (30,414)    (80,964)    (26,758)
   Units transferred                     4,309      383,208      11,707      (66,580)     83,977      96,389     (10,139)
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
Increase (decrease) in units
   outstanding                         (28,892)     190,280       7,144     (210,100)     53,563      20,521     (36,100)
Beginning units                        185,202      902,304      62,443    1,773,630     266,206     199,873     542,220
                                    ----------  -----------   ---------  -----------  ----------  ----------  ----------
Ending units                           156,310    1,092,584      69,587    1,563,530     319,769     220,394     506,120
                                    ==========  ===========   =========  ===========  ==========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                   Davis     "Dogs" of
                                        Cash        Corporate     Venture       Wall      Emerging      Equity
                                     Management       Bond         Value       Street     Markets    Opportunities  Foreign Value
                                      Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio      Portfolio
                                      (Class 3)    (Class 3)     (Class 3)   (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                    ------------  ------------  -----------  ---------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    255,113  $  8,849,827  $   298,650  $ 23,096   $   (83,621)   $      187    $   869,534
   Net realized gains (losses)          (518,755)    1,088,886   (3,062,774)  (78,829)   (3,387,585)     (154,984)      (574,263)
   Change in net unrealized
      appreciation of investments         73,405    31,996,629   30,834,499   277,045     7,215,919       389,629     12,862,734
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
   Increase (decrease) in net
      assets from operations            (190,237)   41,935,342   28,070,375   221,312     3,744,713       234,832     13,158,005
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
From capital transactions:
      Net proceeds from units sold       691,135       919,607      538,782         0       176,203        64,707        468,064
      Cost of units redeemed         (10,466,417)  (12,723,729)  (5,546,318)  (46,965)     (583,245)     (142,507)    (2,819,685)
      Net transfers                   (1,489,043)    8,792,813     (726,240)   (3,920)      189,443       170,144      5,223,880
      Contract maintenance charge         (3,855)      (31,455)     (17,348)     (239)       (1,390)         (131)        (8,891)
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (11,268,180)   (3,042,764)  (5,751,124)  (51,124)     (218,989)       92,213      2,863,368
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
Increase (decrease) in net assets    (11,458,417)   38,892,578   22,319,251   170,188     3,525,724       327,045     16,021,373
Net assets at beginning of period     22,315,806   154,733,770   76,156,795   596,737     7,445,005       727,097     44,685,557
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
Net assets at end of period         $ 10,857,389  $193,626,348  $98,476,046  $766,925   $10,970,729    $1,054,142    $60,706,930
                                    ============  ============  ===========  ========   ===========    ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             58,517        52,981       43,534         0         7,217         6,044         50,871
   Units redeemed                       (887,771)     (718,579)    (445,997)   (3,660)      (25,437)      (13,895)      (313,848)
   Units transferred                    (125,780)      525,527      (48,169)      (70)        2,959        15,941        584,134
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
Increase (decrease) in units
   outstanding                          (955,034)     (140,071)    (450,632)   (3,730)      (15,261)        8,090        321,157
Beginning units                        1,880,894    10,287,566    7,608,802    58,953       445,284        86,148      6,208,269
                                    ------------  ------------  -----------  --------   -----------    ----------    -----------
Ending units                             925,860    10,147,495    7,158,170    55,223       430,023        94,238      6,529,426
                                    ============  ============  ===========  ========   ===========    ==========    ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                                                                     International
                                    Fundamental                 Global        Growth                    High-Yield    Diversified
                                       Growth    Global Bond   Equities   Opportunities  Growth-Income     Bond         Equities
                                     Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio     Portfolio
                                     (Class 3)    (Class 3)    (Class 3)    (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                    -----------  -----------  ----------  -------------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (27,223)  $   582,369  $   16,952   $  (135,239)   $    8,615    $ 2,694,624   $    7,560
   Net realized gains (losses)         (96,032)      765,548     (70,813)     (165,809)     (506,076)    (1,746,657)    (346,304)
   Change in net unrealized
      appreciation of investments    1,033,049     1,009,777     383,483     5,181,079     1,689,521     10,249,444    1,853,389
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
   Increase (decrease) in net
      assets from operations           909,794     2,357,694     329,622     4,880,031     1,192,060     11,197,411    1,514,645
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
From capital transactions:
      Net proceeds from units sold      11,975       139,791      41,742       194,716         3,386        152,982      150,865
      Cost of units redeemed          (173,073)   (1,868,750)    (63,142)     (669,986)     (367,592)    (2,865,094)    (498,313)
      Net transfers                     29,441     4,705,409     133,382     3,057,431        34,834        223,182      (41,583)
      Contract maintenance charge         (373)       (4,094)       (210)       (1,720)         (899)        (6,911)      (1,057)
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
   Increase (decrease) in net
      assets from capital
      transactions                    (132,030)    2,972,356     111,772     2,580,441      (330,271)    (2,495,841)    (390,088)
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
Increase (decrease) in net assets      777,764     5,330,050     441,394     7,460,472       861,789      8,701,570    1,124,557
Net assets at beginning of period    2,632,658    21,135,804     846,044    11,608,941     3,984,803     30,816,932    4,621,050
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
Net assets at end of period         $3,410,422   $26,465,854  $1,287,438   $19,069,413    $4,846,592    $39,518,502   $5,745,607
                                    ==========   ===========  ==========   ===========    ==========    ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            2,215         8,763       5,204        40,198           430         11,640       18,774
   Units redeemed                      (29,044)     (114,824)     (7,953)     (139,471)      (46,032)      (211,843)     (62,208)
   Units transferred                     9,017       290,563      16,613       695,374         1,150         26,384       (9,546)
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
Increase (decrease) in units
   outstanding                         (17,812)      184,502      13,864       596,101       (44,452)      (173,819)     (52,980)
Beginning units                        549,106     1,434,506     129,923     2,777,829       617,396      2,789,881      739,607
                                    ----------   -----------  ----------   -----------    ----------    -----------   ----------
Ending units                           531,294     1,619,008     143,787     3,373,930       572,944      2,616,062      686,627
                                    ==========   ===========  ==========   ===========    ==========    ===========   ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                    MFS
                                    International    Marsico   Massachusetts
                                        Growth       Focused     Investors         MFS        Mid-Cap
                                      and Income     Growth        Trust      Total Return    Growth    Real Estate  Small & Mid Cap
                                      Portfolio     Portfolio    Portfolio      Portfolio    Portfolio   Portfolio   Value Portfolio
                                      (Class 3)     (Class 3)    (Class 3)      (Class 3)    (Class 3)   (Class 3)      (Class 3)
                                    -------------  ----------  -------------  ------------  ----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (321,733)  $  (10,582)  $    42,922   $  3,299,361  $  (17,282) $   165,522    $  (143,783)
   Net realized gains (losses)        (5,850,103)    (366,639)     (158,237)    (3,849,071)    (42,821)  (6,510,760)    (1,540,489)
   Change in net unrealized
      appreciation of investments     16,628,705    1,138,617     6,793,092     27,209,598     724,910   16,039,412     21,951,735
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
   Increase (decrease) in net
      assets from operations          10,456,869      761,396     6,677,777     26,659,888     664,807    9,694,174     20,267,463
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
From capital transactions:
      Net proceeds from units sold       328,909       46,646       313,623        527,792      12,708      212,150        347,093
      Cost of units redeemed          (2,001,037)    (280,936)   (1,061,737)    (9,452,221)    (77,265)  (1,133,601)    (2,289,750)
      Net transfers                       24,057      134,202     4,233,199      1,478,146     486,692   (3,012,451)    (3,715,329)
      Contract maintenance charge         (5,548)        (582)       (2,578)       (24,542)       (415)      (2,864)        (5,695)
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                    (1,653,619)    (100,670)    3,482,507     (7,470,825)    421,720   (3,936,766)    (5,663,681)
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
Increase (decrease) in net assets      8,803,250      660,726    10,160,284     19,189,063   1,086,527    5,757,408     14,603,782
Net assets at beginning of period     30,298,969    2,178,337    17,372,829    114,373,843   1,417,554   18,781,465     34,926,394
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
Net assets at end of period          $39,102,219   $2,839,063   $27,533,113   $133,562,906  $2,504,081  $24,538,873    $49,530,176
                                     ===========   ==========   ===========   ============  ==========  ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             31,895        5,376        32,971         36,614       1,475        9,888         38,172
   Units redeemed                       (194,943)     (34,056)     (110,837)      (652,642)     (9,858)     (52,782)      (249,260)
   Units transferred                        (819)      15,426       476,767        104,625      67,693     (136,922)      (338,645)
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
Increase (decrease) in units
   outstanding                          (163,867)     (13,254)      398,901       (511,403)     59,310     (179,816)      (549,733)
Beginning units                        3,804,703      314,756     2,201,312      9,125,344     222,621    1,120,199      4,937,535
                                     -----------   ----------   -----------   ------------  ----------  -----------    -----------
Ending units                           3,640,836      301,502     2,600,213      8,613,941     281,931      940,383      4,387,802
                                     ===========   ==========   ===========   ============  ==========  ===========    ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                    Small Company               Telecom      Total      Capital                   Growth and
                                        Value      Technology   Utility   Return Bond    Growth      Comstock       Income
                                      Portfolio     Portfolio  Portfolio   Portfolio    Portfolio    Portfolio     Portfolio
                                      (Class 3)     (Class 3)  (Class 3)   (Class 3)   (Class II)   (Class II)    (Class II)
                                    -------------  ----------  ---------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   (89,801)   $ (5,131)  $  32,495  $   629,984  $  (62,986) $  1,877,947  $  1,122,031
   Net realized gains (losses)        (1,259,176)    (70,717)    (58,672)     296,860     (63,466)  (11,675,921)   (6,205,882)
   Change in net unrealized
      appreciation of investments     11,644,810     283,555     248,152    4,928,413   2,748,637    90,553,651    89,618,212
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
   Increase (decrease) in net
      assets from operations          10,295,833     207,707     221,975    5,855,257   2,622,185    80,755,677    84,534,361
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
From capital transactions:
      Net proceeds from units sold       158,272       3,077           0      724,231      14,198     1,023,455     1,067,111
      Cost of units redeemed          (1,463,090)    (73,452)   (100,141)  (3,312,096)   (929,319)  (24,647,866)  (23,813,797)
      Net transfers                     (562,496)    106,703     (45,384)  23,468,034     749,527    (6,576,338)    1,092,389
      Contract maintenance charge         (4,212)       (111)       (215)      (8,073)       (458)      (26,373)      (27,947)
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                    (1,871,526)     36,217    (145,740)  20,872,096    (166,052)  (30,227,122)  (21,682,244)
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets      8,424,307     243,924      76,235   26,727,353   2,456,133    50,528,555    62,852,117
Net assets at beginning of period     21,168,104     447,853     647,657   49,435,090   5,488,421   206,766,356   211,553,323
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
Net assets at end of period          $29,592,411    $691,777   $ 723,892  $76,162,443  $7,944,554  $257,294,911  $274,405,440
                                     ===========    ========   =========  ===========  ==========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             20,224       1,586           0       41,137       1,652        92,087        82,400
   Units redeemed                       (186,540)    (35,014)    (10,062)    (188,832)   (104,044)   (2,253,800)   (1,845,809)
   Units transferred                     (59,720)     61,878      (4,148)   1,351,750      97,936      (564,563)      163,927
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
Increase (decrease) in units
   outstanding                          (226,036)     28,450     (14,210)   1,204,055      (4,456)   (2,726,276)   (1,599,482)
Beginning units                        3,367,697     287,583      83,648    2,997,955     772,256    23,758,537    20,637,120
                                     -----------    --------   ---------  -----------  ----------  ------------  ------------
Ending units                           3,141,661     316,033      69,438    4,202,010     767,800    21,032,261    19,037,638
                                     ===========    ========   =========  ===========  ==========  ============  ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                                                                                                          Franklin
                                    Growth and      Mid Cap        Asset                                                   Income
                                       Income        Value      Allocation      Global                   Growth-Income   Securities
                                     Portfolio     Portfolio       Fund       Growth Fund   Growth Fund      Fund           Fund
                                    (Class VC)    (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                   ------------  ------------  ------------  ------------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)    $     78,302  $   (376,148) $  4,567,152  $  1,337,382  $   (637,030)  $  2,620,733  $   646,183
   Net realized gains (losses)       (6,645,964)   (8,781,301)   (6,502,957)   (2,612,013)   (6,633,865)   (11,069,529)    (234,527)
   Change in net unrealized
      appreciation of investments    55,618,687    42,132,553    79,322,724    95,988,421    83,059,502    130,939,236    2,761,036
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
   Increase (decrease) in net
      assets from operations         49,051,025    32,975,104    77,386,919    94,713,790    75,788,607    122,490,440    3,172,692
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
From capital transactions:
      Net proceeds from units sold      655,647       251,584     2,324,130     1,506,794     1,165,983      2,699,971       67,979
      Cost of units redeemed        (13,947,276)   (9,605,373)  (34,367,044)  (28,609,224)  (22,732,286)   (41,288,354)    (495,743)
      Net transfers                  (3,361,650)   (3,292,676)   (1,176,643)     (675,847)   (2,378,848)       490,087    1,735,306
      Contract maintenance charge       (12,322)       (6,422)      (37,937)      (35,544)      (21,560)       (44,108)      (1,682)
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                  (16,665,601)  (12,652,887)  (33,257,494)  (27,813,821)  (23,966,711)   (38,142,404)   1,305,860
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
Increase (decrease) in net assets    32,385,424    20,322,217    44,129,425    66,899,969    51,821,896     84,348,036    4,478,552
Net assets at beginning of period   131,090,165    80,026,356   306,848,165   254,008,177   201,612,748    368,806,501    7,934,838
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
Net assets at end of period        $163,475,589  $100,348,573  $350,977,590  $320,908,146  $253,434,644   $453,154,537  $12,413,390
                                   ============  ============  ============  ============  ============   ============  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            61,732        18,746       160,133        69,268        64,345        164,928        7,452
   Units redeemed                    (1,322,734)     (860,189)   (2,387,543)   (1,384,763)   (1,341,503)    (2,757,463)     (54,865)
   Units transferred                   (307,609)     (295,253)      (52,339)      (23,855)     (106,764)        74,081      204,102
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
Increase (decrease) in units
   outstanding                       (1,568,611)   (1,136,696)   (2,279,749)   (1,339,350)   (1,383,922)    (2,518,454)     156,689
Beginning units                      15,241,513     8,811,469    24,735,961    15,826,565    14,743,935     30,081,713    1,082,357
                                   ------------  ------------  ------------  ------------  ------------   ------------  -----------
Ending units                         13,672,902     7,674,773    22,456,212    14,487,215    13,360,013     27,563,259    1,239,046
                                   ============  ============  ============  ============  ============   ============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2010
                                  (continued)

                                    Franklin Templeton
                                    VIP Founding Funds
                                      Allocation Fund
                                         (Class 2)
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   343,707
   Net realized gains (losses)            (548,976)
   Change in net unrealized
      appreciation of investments        6,539,886
                                       -----------
   Increase (decrease) in net
      assets from operations             6,334,617
                                       -----------
From capital transactions:
      Net proceeds from units sold          58,400
      Cost of units redeemed            (1,113,509)
      Net transfers                      1,239,711
      Contract maintenance charge           (3,814)
                                       -----------
   Increase (decrease) in net
      assets from capital
      transactions                         180,788
                                       -----------
Increase (decrease) in net assets        6,515,405
Net assets at beginning of period       18,067,282
                                       -----------
Net assets at end of period            $24,582,687
                                       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                7,270
   Units redeemed                         (137,135)
   Units transferred                       157,543
                                       -----------
Increase (decrease) in units
   outstanding                              27,678
Beginning units                          2,716,589
                                       -----------
Ending units                             2,744,267
                                       ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                                Government                                             Government
                                       Asset        Capital     and Quality                    Asset       Capital         and
                                     Allocation  Appreciation      Bond         Growth      Allocation  Appreciation  Quality Bond
                                     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio     Portfolio
                                     (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 3)    (Class 3)     (Class 3)
                                    -----------  ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   337,493  $   (889,833) $  2,856,922  $    (20,836) $    86,817  $   (862,517)  $ 2,065,765
   Net realized gains (losses)        1,503,412    16,985,174        40,509     4,120,141      245,330    22,126,605       169,855
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (5,598,965)  (60,515,654)     (610,443)  (29,430,441)  (1,225,016)  (66,606,907)       49,016
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from operations         (3,758,060)  (44,420,313)    2,286,988   (25,331,136)    (892,869)  (45,342,819)    2,284,636
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
From capital transactions:
      Net proceeds from units sold       90,230       332,671       223,265       178,815       50,656     4,242,761     4,328,526
      Cost of units redeemed         (2,115,715)  (12,292,920)  (16,110,632)   (7,094,564)    (243,342)   (6,115,775)   (6,511,205)
      Net transfers                     237,692    (3,550,817)    7,398,841    (3,520,382)     760,693    30,736,692    26,179,872
      Contract maintenance charge             0             0             0             0       (1,073)      (20,980)      (11,915)
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                   (1,787,793)  (15,511,066)   (8,488,526)  (10,436,131)     566,934    28,842,698    23,985,278
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
Increase (decrease) in net assets    (5,545,853)  (59,931,379)   (6,201,538)  (35,767,267)    (325,935)  (16,500,121)   26,269,914
Net assets at beginning of period    17,088,965   131,934,651    92,173,031    73,973,227    3,820,926   110,634,862    55,105,056
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
Net assets at end of period         $11,543,112  $ 72,003,272  $ 85,971,493  $ 38,205,960  $ 3,494,991  $ 94,134,741   $81,374,970
                                    ===========  ============  ============  ============  ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                             5,053        16,843        12,839         9,068        4,068       300,650       297,720
   Units redeemed                      (129,817)     (859,777)   (1,049,723)     (618,458)     (21,817)     (521,314)     (447,369)
   Units transferred                     28,612      (331,272)      512,982      (365,518)      63,453     2,303,874     1,816,388
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
Increase (decrease) in units
   outstanding                          (96,152)   (1,174,206)     (523,902)     (974,908)      45,704     2,083,210     1,666,739
Beginning units                         869,404     7,277,987     5,992,724     4,982,926      265,948     6,845,459     3,775,931
                                    -----------  ------------  ------------  ------------  -----------  ------------   -----------
Ending units                            773,252     6,103,781     5,468,822     4,008,018      311,652     8,928,669     5,442,670
                                    ===========  ============  ============  ============  ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                   Natural     Aggressive    Alliance                   Blue Chip    Capital
                                       Growth     Resources      Growth       Growth       Balanced      Growth      Growth
                                     Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                     (Class 3)    (Class 3)    (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (13,665) $    (2,784) $   (17,719) $   (269,067) $    569,408  $   (3,883) $  (11,903)
   Net realized gains (losses)          674,796    1,076,677   (1,086,115)   (3,898,768)   (2,330,480)    (33,817)    (93,257)
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (2,544,404)  (6,593,452)  (2,340,009)   (7,355,207)   (4,410,490)   (454,175)   (618,584)
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
   Increase (decrease) in net
      assets from operations         (1,883,273)  (5,519,559)  (3,443,843)  (11,523,042)   (6,171,562)   (491,875)   (723,744)
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
From capital transactions:
      Net proceeds from units sold      219,478       96,462       58,359       147,420       105,757       2,622          28
      Cost of units redeemed           (175,070)    (654,500)    (671,102)   (4,105,947)   (4,579,862)   (170,742)   (133,322)
      Net transfers                   1,916,385    3,548,847     (289,388)   (1,485,678)     (540,136)     (9,957)     91,598
      Contract maintenance charge          (844)      (1,512)           0             0             0           0           0
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                    1,959,949    2,989,297     (902,131)   (5,444,205)   (5,014,241)   (178,077)    (41,696)
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets        76,676   (2,530,262)  (4,345,974)  (16,967,247)  (11,185,803)   (669,952)   (765,440)
Net assets at beginning of period     3,893,356    9,051,703    7,886,613    38,382,318    28,239,635   1,608,902   1,943,884
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
Net assets at end of period         $ 3,970,032  $ 6,521,441  $ 3,540,639  $ 21,415,071  $ 17,053,832  $  938,950  $1,178,444
                                    ===========  ===========  ===========  ============  ============  ==========  ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                            21,657        7,557        6,564         4,791         6,173         529           5
   Units redeemed                       (19,584)     (78,643)     (68,831)     (257,826)     (347,971)    (34,418)    (21,201)
   Units transferred                    174,488      318,584      (38,708)     (114,676)      (30,924)     (3,325)     16,053
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
Increase (decrease) in units
   outstanding                          176,561      247,498     (100,975)     (367,711)     (372,722)    (37,214)     (5,143)
Beginning units                         296,113      617,073      584,193     1,797,555     1,878,292     248,749     217,046
                                    -----------  -----------  -----------  ------------  ------------  ----------  ----------
Ending units                            472,674      864,571      483,218     1,429,844     1,505,570     211,535     211,903
                                    ===========  ===========  ===========  ============  ============  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                    Davis
                                        Cash       Corporate       Venture     "Dogs" of     Emerging                     Equity
                                     Management      Bond           Value     Wall Street     Markets    Equity Index  Opportunities
                                      Portfolio    Portfolio      Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                                      (Class 1)    (Class 1)      (Class 1)    (Class 1)     (Class 1)    (Class 1)      (Class 1)
                                    ------------  ------------  ------------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  1,052,366  $  3,089,967  $    922,084  $    79,951  $    101,355  $    154,769   $   114,848
   Net realized gains (losses)          (465,491)   (1,559,457)    9,882,381      302,731     1,869,759    (1,070,925)    1,309,384
   Change in net unrealized
      appreciation (depreciation)
      of investments                    (721,191)   (5,383,710)  (54,523,378)  (1,587,031)  (10,282,158)   (5,671,070)   (7,033,924)
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
   Increase (decrease) in net
      assets from operations            (134,316)   (3,853,200)  (43,718,913)  (1,204,349)   (8,311,044)   (6,587,226)   (5,609,692)
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
From capital transactions:
      Net proceeds from units sold     1,409,558       136,898       315,395       12,727        62,610        63,353        70,159
      Cost of units redeemed         (53,286,153)  (12,824,225)  (11,083,833)    (374,370)   (1,561,268)   (2,701,845)   (1,862,740)
      Net transfers                   64,181,716      (492,553)   (5,216,814)     (64,231)   (1,471,520)     (790,313)     (527,801)
      Contract maintenance charge              0             0             0            0             0             0             0
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                    12,305,121   (13,179,880)  (15,985,252)    (425,874)   (2,970,178)   (3,428,805)   (2,320,382)
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
Increase (decrease) in net assets     12,170,805   (17,033,080)  (59,704,165)  (1,630,223)  (11,281,222)  (10,016,031)   (7,930,074)
Net assets at beginning of period     32,502,964    93,350,119   124,976,792    3,993,931    19,068,073    19,373,157    18,231,057
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
Net assets at end of period         $ 44,673,769  $ 76,317,039  $ 65,272,627  $ 2,363,708  $  7,786,851  $  9,357,126   $10,300,983
                                    ============  ============  ============  ===========  ============  ============   ===========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                            116,683         8,729        13,552        1,143         2,803         7,898         6,737
   Units redeemed                     (4,401,449)     (872,450)     (837,868)     (35,710)      (83,598)     (342,801)     (183,752)
   Units transferred                   5,342,469       (53,463)     (447,461)      (7,445)      (74,996)     (120,691)      (60,044)
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
Increase (decrease) in units
   outstanding                         1,057,703      (917,184)   (1,271,777)     (42,012)     (155,791)     (455,594)     (237,059)
Beginning units                        2,585,728     5,908,285     7,123,996      303,915       687,305     1,882,083     1,374,566
                                    ------------  ------------  ------------  -----------  ------------  ------------   -----------
Ending units                           3,643,431     4,991,101     5,852,219      261,903       531,514     1,426,489     1,137,507
                                    ============  ============  ============  ===========  ============  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)


                                                                                                                      International
                                     Fundamental    Global        Global       Growth         Growth-     High-Yield   Diversified
                                       Growth        Bond        Equities   Opportunities     Income         Bond       Equities
                                      Portfolio    Portfolio    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                                      (Class 1)    (Class 1)    (Class 1)     (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                    ------------  -----------  -----------  -------------  ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (153,778) $   476,383  $   114,863   $   (7,664)   $     50,590  $ 1,524,682   $   213,948
   Net realized gains (losses)        (1,581,205)     353,786     (694,382)     (21,314)        152,582   (1,078,387)       46,743
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (6,546,391)  (1,806,171)  (3,646,108)    (315,478)    (13,744,674)  (4,645,431)   (4,665,343)
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
   Increase (decrease) in net
      assets from operations          (8,281,374)    (976,002)  (4,225,627)    (344,456)    (13,541,502)  (4,199,136)   (4,404,652)
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
From capital transactions:
      Net proceeds from units sold        44,257       44,677       58,588       10,063         132,791       33,269        54,418
      Cost of units redeemed          (2,247,293)  (4,385,105)    (977,407)     (87,872)     (4,232,349)  (2,347,415)     (839,161)
      Net transfers                     (559,257)     978,492     (520,225)     137,690      (1,520,542)   1,331,158      (350,364)
      Contract maintenance charge              0            0            0            0               0            0             0
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                    (2,762,293)  (3,361,936)  (1,439,044)      59,881      (5,620,100)    (982,988)   (1,135,107)
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
Increase (decrease) in net assets    (11,043,667)  (4,337,938)  (5,664,671)    (284,575)    (19,161,602)  (5,182,124)   (5,539,759)
Net assets at beginning of period     21,612,238   20,864,229   10,592,395    1,077,783      38,263,550   17,677,184    10,620,895
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
Net assets at end of period         $ 10,568,571  $16,526,291  $ 4,927,724   $  793,208    $ 19,101,948  $12,495,060   $ 5,081,136
                                    ============  ===========  ===========   ==========    ============  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                            4,161        2,771        3,345        1,633           4,715        1,821         3,748
     Units redeemed                     (257,831)    (287,803)     (80,389)     (16,803)       (278,488)    (180,383)      (92,464)
     Units transferred                   (83,731)      69,570      (54,648)      27,601         (98,305)     126,878       (55,589)
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
Increase (decrease) in units
   outstanding                          (337,401)    (215,462)    (131,692)      12,431        (372,078)     (51,684)     (144,305)
Beginning units                        1,859,610    1,270,133      620,943      175,626       1,960,560    1,122,869       842,165
                                    ------------  -----------  -----------   ----------    ------------  -----------   -----------
Ending units                           1,522,209    1,054,671      489,251      188,057       1,588,482    1,071,185       697,860
                                    ============  ===========  ===========   ==========    ============  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                    International        MFS                                                    Small
                                     Growth and     Massachusetts       MFS           Mid-          Real       Company
                                       Income      Investors Trust  Total Return    Cap Growth     Estate       Value     Technology
                                      Portfolio       Portfolio      Portfolio      Portfolio    Portfolio    Portfolio   Portfolio
                                      (Class 1)       (Class 1)      (Class 1)      (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                    -------------  ---------------  -------------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $     487,074    $    12,850    $  3,434,889   $   (25,485) $   247,002  $   (30,143) $  (2,614)
   Net realized gains (losses)           (806,542)       (95,488)      1,803,176      (402,738)    (455,089)     (91,182)   (45,739)
   Change in net unrealized
      appreciation (depreciation)
      of investments                  (13,564,030)    (1,717,545)    (38,584,251)     (961,779)  (5,462,314)  (1,933,933)   (96,116)
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
   Increase (decrease) in net
      assets from operations          (13,883,498)    (1,800,183)    (33,346,186)   (1,390,002)  (5,670,401)  (2,055,258)  (144,469)
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
From capital transactions:
      Net proceeds from units sold        110,969            209         186,465         1,716       61,201       45,297         59
      Cost of units redeemed           (2,568,582)      (655,314)    (18,379,757)     (324,252)  (1,079,437)    (802,866)   (50,654)
      Net transfers                    (3,853,104)      (212,701)     (7,527,896)     (237,551)    (538,064)     (52,184)    18,980
      Contract maintenance charge               0              0               0             0            0            0          0
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
   Increase (decrease) in net
      assets from capital
      transactions                     (6,310,717)      (867,806)    (25,721,188)     (560,087)  (1,556,300)    (809,753)   (31,615)
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
Increase (decrease) in net assets     (20,194,215)    (2,667,989)    (59,067,374)   (1,950,089)  (7,226,701)  (2,865,011)  (176,084)
Net assets at beginning of period      31,204,073      5,753,833     161,294,974     4,268,355   11,983,610    6,218,989    429,037
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
Net assets at end of period         $  11,009,858    $ 3,085,844    $102,227,600   $ 2,318,266  $ 4,756,909  $ 3,353,978  $ 252,953
                                    =============    ===========    ============   ===========  ===========  ===========  =========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                               7,184             23          12,510           210        2,383        2,002         43
   Units redeemed                        (227,232)       (70,435)     (1,359,506)      (45,133)     (50,625)     (41,816)   (27,570)
   Units transferred                     (397,065)       (33,681)       (607,990)      (34,588)     (34,242)     (10,802)    11,192
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
Increase (decrease) in units
   outstanding                           (617,113)      (104,093)     (1,954,986)      (79,511)     (82,484)     (50,616)   (16,335)
Beginning units                         1,900,582        492,672      10,055,681       441,212      382,374      247,131    177,656
                                    -------------    -----------    ------------   -----------  -----------  -----------  ---------
Ending units                            1,283,469        388,579       8,100,695       361,701      299,890      196,515    161,321
                                    =============    ===========    ============   ===========  ===========  ===========  =========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                    Total
                                      Telecom       Return    Aggressive    Alliance               Blue Chip    Capital
                                      Utility        Bond       Growth       Growth     Balanced    Growth       Growth
                                     Portfolio    Portfolio    Portfolio   Portfolio    Portfolio  Portfolio   Portfolio
                                     (Class 1)    (Class 1)    (Class 3)   (Class 3)    (Class 3)  (Class 3)   (Class 3)
                                    -----------  -----------  ----------  -----------  ----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    47,261  $   225,504  $  (1,919)  $  (105,061) $   43,599  $  (4,872) $   (24,456)
   Net realized gains (losses)         (246,355)      (5,838)   (44,975)     (536,425)   (201,475)    (6,783)    (116,005)
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (1,165,236)     599,294   (237,316)   (4,483,147)   (266,731)  (239,695)  (1,346,477)
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
   Increase (decrease) in net
      assets from operations         (1,364,330)     818,960   (284,210)   (5,124,633)   (424,607)  (251,350)  (1,486,938)
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
From capital transactions:
      Net proceeds from units sold       27,314       29,789     32,507        87,529     133,736      8,046       47,119
      Cost of units redeemed           (413,030)  (1,522,420)   (32,031)     (939,572)   (287,511)   (31,152)    (113,734)
      Net transfers                      (8,340)   9,055,744     83,440      (163,609)  1,035,073    416,311    1,733,913
      Contract maintenance charge             0            0       (114)       (2,876)       (376)      (177)        (623)
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                     (394,056)   7,563,113     83,802    (1,018,528)    880,922    393,028    1,666,675
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
Increase (decrease) in net assets    (1,758,386)   8,382,073   (200,408)   (6,143,161)    456,315    141,678      179,737
Net assets at beginning of period     3,621,268    7,169,673    525,484    16,426,222   1,535,078    739,922    2,814,010
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
Net assets at end of period         $ 1,862,882  $15,551,746  $ 325,076   $10,283,061  $1,991,393  $ 881,600  $ 2,993,747
                                    ===========  ===========  =========   ===========  ==========  =========  ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                           2,816        1,765      3,231        13,060      15,474      1,222        5,861
     Units redeemed                     (33,109)     (93,468)    (5,127)     (147,053)    (35,204)    (6,377)     (18,737)
     Units transferred                   (6,576)     562,755      9,543       (33,436)    128,332     90,192      239,378
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
Increase (decrease) in units
   outstanding                          (36,869)     471,052      7,647      (167,429)    108,602     85,037      226,502
Beginning units                         222,071      431,252     54,796     1,941,059     157,604    114,836      315,718
                                    -----------  -----------  ---------   -----------  ----------  ---------  -----------
Ending units                            185,202      902,304     62,443     1,773,630     266,206    199,873      542,220
                                    ===========  ===========  =========   ===========  ==========  =========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                    Davis
                                        Cash        Corporate      Venture     "Dogs" of    Emerging        Equity        Foreign
                                     Management       Bond          Value     Wall Street    Markets    Opportunities      Value
                                      Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio      Portfolio
                                      (Class 3)     (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                    ------------  ------------  ------------  -----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    518,144  $  5,041,030  $    603,701   $  16,850   $    59,983    $   4,614    $    947,874
   Net realized gains (losses)          (349,694)   (1,300,808)   12,253,101     (21,860)      662,611       85,561       3,300,700
   Change in net unrealized
      appreciation (depreciation)
      of investments                    (262,830)   (7,516,051)  (46,865,399)   (253,214)   (4,416,744)    (421,751)    (22,825,570)
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
   Increase (decrease) in net
      assets from operations             (94,380)   (3,775,829)  (34,008,597)   (258,224)   (3,694,150)    (331,576)    (18,576,996)
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
From capital transactions:
      Net proceeds from units sold     2,036,889     7,196,162     4,345,442      45,489       733,559       47,304       3,999,983
      Cost of units redeemed         (16,797,617)   (8,799,417)   (4,824,600)    (35,946)     (384,517)    (129,982)     (2,471,964)
      Net transfers                   26,405,927    42,666,311    29,043,567     (24,076)    4,921,533      175,028      23,008,308
      Contract maintenance charge         (4,299)      (27,551)      (15,546)       (160)       (1,081)        (162)         (6,553)
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
   Increase (decrease) in net
      assets from capital
      transactions                    11,640,900    41,035,505    28,548,863     (14,693)    5,269,494       92,188      24,529,774
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
Increase (decrease) in net assets     11,546,520    37,259,676    (5,459,734)   (272,917)    1,575,344     (239,388)      5,952,778
Net assets at beginning of period     10,769,286   117,474,094    81,616,529     869,654     5,869,661      966,485      38,732,779
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
Net assets at end of period         $ 22,315,806  $154,733,770  $ 76,156,795   $ 596,737   $ 7,445,005    $ 727,097    $ 44,685,557
                                    ============  ============  ============   =========   ===========    =========    ============
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
   Units sold                            171,140       479,612       336,404       3,410        32,618        4,496         428,134
   Units redeemed                     (1,412,744)     (612,003)     (438,195)     (3,486)      (22,862)     (12,562)       (320,337)
   Units transferred                   2,219,251     2,873,399     2,520,734         272       248,286       16,508       2,852,512
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
Increase (decrease) in units
   outstanding                           977,647     2,741,008     2,418,943         196       258,042        8,442       2,960,309
Beginning units                          903,247     7,546,558     5,189,859      58,757       187,242       77,706       3,247,960
                                    ------------  ------------  ------------   ---------   -----------    ---------    ------------
Ending units                           1,880,894    10,287,566     7,608,802      58,953       445,284       86,148       6,208,269
                                    ============  ============  ============   =========   ===========    =========    ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                    International
                                    Fundamental    Global       Global       Growth        Growth-     High-Yield    Diversified
                                      Growth         Bond      Equities   Opportunities    Income         Bond         Equities
                                     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                     (Class 3)    (Class 3)   (Class 3)     (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                    -----------  -----------  ----------  -------------  -----------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $   (20,218) $   446,252  $   18,356   $   (49,097)  $     6,515  $  3,174,671   $   166,484
   Net realized gains (losses)         (183,867)     380,326    (165,721)          328       197,964      (536,638)      (92,398)
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (1,170,616)  (1,357,107)   (568,578)   (1,474,455)   (2,709,863)  (10,826,801)   (3,214,633)
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
   Increase (decrease) in net
      assets from operations         (1,374,701)    (530,529)   (715,943)   (1,523,224)   (2,505,384)   (8,188,768)   (3,140,547)
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
From capital transactions:
      Net proceeds from units sold       74,102    1,340,975      13,869     2,009,000        49,361     1,611,796        70,904
      Cost of units redeemed           (111,007)  (1,237,737)    (56,628)     (273,269)     (361,771)   (1,797,809)     (337,868)
      Net transfers                   2,608,959    8,947,308     (73,705)   10,226,209       918,059    11,984,869     2,403,274
      Contract maintenance charge          (469)      (3,262)       (254)         (224)         (977)       (5,765)       (1,038)
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
   Increase (decrease) in net
      assets from capital
      transactions                    2,571,585    9,047,284    (116,718)   11,961,716       604,672    11,793,091     2,135,272
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
Increase (decrease) in net assets     1,196,884    8,516,755    (832,661)   10,438,492    (1,900,712)    3,604,323    (1,005,275)
Net assets at beginning of period     1,435,774   12,619,049   1,678,705     1,170,449     5,885,515    27,212,609     5,626,325
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
Net assets at end of period         $ 2,632,658  $21,135,804  $  846,044   $11,608,941   $ 3,984,803  $ 30,816,932   $ 4,621,050
                                    ===========  ===========  ==========   ===========   ===========  ============   ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                           9,739       90,059       1,638       376,421         5,174       120,904         8,357
     Units redeemed                     (20,351)     (84,395)     (6,626)      (64,152)      (51,178)     (153,749)      (49,556)
     Units transferred                  381,962      610,734     (15,620)    2,273,709        93,679       990,393       261,445
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
Increase (decrease) in units
   outstanding                          371,350      616,398     (20,608)    2,585,978        47,675       957,548       220,246
Beginning units                         177,756      818,108     150,531       191,851       569,721     1,832,333       519,361
                                    -----------  -----------  ----------   -----------   -----------  ------------   -----------
Ending units                            549,106    1,434,506     129,923     2,777,829       617,396     2,789,881       739,607
                                    ===========  ===========  ==========   ===========   ===========  ============   ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                    International    Marsico          MFS                                                 Small &
                                     Growth and      Focused     Massachusetts       MFS         Mid-Cap                  Mid Cap
                                       Income         Growth    Investors Trust  Total Return    Growth    Real Estate     Value
                                      Portfolio     Portfolio      Portfolio      Portfolio     Portfolio   Portfolio    Portfolio
                                      (Class 3)     (Class 3)      (Class 3)      (Class 3)     (Class 3)   (Class 3)    (Class 3)
                                    -------------  -----------  ---------------  ------------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $    594,923   $   (15,416)   $    (9,187)   $  2,968,844  $  (11,829) $   262,642  $  (129,844)
   Net realized gains (losses)         2,671,683       374,803            (52)      6,965,424     (54,698)   1,291,350    1,738,720
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (18,770,501)   (1,646,400)    (1,611,052)    (39,508,593)   (551,967)  (6,697,008)  (7,481,614)
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from operations         (15,503,895)   (1,287,013)    (1,620,291)    (29,574,325)   (618,494)  (5,143,016)  (5,872,738)
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold     3,310,450        24,489      3,112,044       3,610,576      40,548    2,279,361    4,060,173
      Cost of units redeemed          (1,548,905)     (141,721)      (369,414)     (7,643,673)    (95,023)    (602,662)  (1,307,795)
      Net transfers                   20,911,237       262,383     15,727,596      28,781,388     512,234   15,747,408   23,592,794
      Contract maintenance charge         (4,036)         (572)          (173)        (24,542)       (378)      (1,287)      (2,588)
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                    22,668,746       144,579     18,470,053      24,723,749     457,381   17,422,820   26,342,584
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
Increase (decrease) in net assets      7,164,851    (1,142,434)    16,849,762      (4,850,576)   (161,113)  12,279,804   20,469,846
Net assets at beginning of period     23,134,118     3,320,771        523,067     119,224,419   1,578,667    6,501,661   14,456,548
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
Net assets at end of period         $ 30,298,969   $ 2,178,337    $17,372,829    $114,373,843  $1,417,554  $18,781,465  $34,926,394
                                    ============   ===========    ===========    ============  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                            291,601         3,245        316,099         244,756       4,690       91,890      470,841
   Units redeemed                       (162,816)      (19,961)       (47,613)       (581,151)    (15,830)     (34,865)    (183,202)
   Units transferred                   2,174,386        25,816      1,887,799       1,994,339      69,932      867,724    3,287,441
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
Increase (decrease) in units
   outstanding                         2,303,171         9,100      2,156,285       1,657,944      58,792      924,749    3,575,080
Beginning units                        1,501,532       305,656         45,027       7,467,400     163,829      195,450    1,362,455
                                    ------------   -----------    -----------    ------------  ----------  -----------  -----------
Ending units                           3,804,703       314,756      2,201,312       9,125,344     222,621    1,120,199    4,937,535
                                    ============   ===========    ===========    ============  ==========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                       Small
                                      Company                 Telecom   Total Return    Capital                    Growth and
                                       Value     Technology   Utility       Bond         Growth       Comstock       Income
                                     Portfolio    Portfolio  Portfolio   Portfolio     Portfolio     Portfolio      Portfolio
                                     (Class 3)    (Class 3)  (Class 3)   (Class 3)     (Class II)    (Class II)    (Class II)
                                    -----------  ----------  ---------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)     $  (105,436) $  (2,910)  $  14,067  $   501,400   $   (56,172) $   3,859,749  $   3,236,968
   Net realized gains (losses)          119,176    (65,722)   (130,217)     116,243      (270,866)   (13,548,162)    (7,458,411)
   Change in net unrealized
      appreciation (depreciation)
      of investments                 (6,268,088)   (99,927)   (283,596)   2,314,400    (3,118,908)  (100,718,075)   (98,189,759)
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
   Increase (decrease) in net
      assets from operations         (6,254,348)  (168,559)   (399,746)   2,932,043    (3,445,946)  (110,406,488)  (102,411,202)
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
From capital transactions:
      Net proceeds from units sold    1,674,699      8,559           0    7,636,649        94,115      6,109,780      7,606,902
      Cost of units redeemed           (984,771)   (20,647)    (82,444)  (1,654,004)     (627,762)   (24,682,818)   (23,708,155)
      Net transfers                  11,319,346    268,733     398,545   37,576,645      (244,826)    23,383,064     37,524,137
      Contract maintenance charge        (3,153)       (98)       (224)      (1,313)         (424)       (24,805)       (25,094)
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
   Increase (decrease) in net
      assets from capital
      transactions                   12,006,121    256,547     315,877   43,557,977      (778,897)     4,785,221     21,397,790
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
Increase (decrease) in net assets     5,751,773     87,988     (83,869)  46,490,020    (4,224,843)  (105,621,267)   (81,013,412)
Net assets at beginning of period    15,416,331    359,865     731,526    2,945,070     9,713,264    312,387,623    292,566,735
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
Net assets at end of period         $21,168,104  $ 447,853   $ 647,657  $49,435,090   $ 5,488,421  $ 206,766,356  $ 211,553,323
                                    ===========  =========   =========  ===========   ===========  =============  =============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                           211,571      3,633           0      495,746        10,778        539,426        570,691
   Units redeemed                      (149,631)   (14,150)    (10,317)    (103,625)      (83,868)    (2,457,107)    (2,008,502)
   Units transferred                  1,639,685    148,452      35,111    2,415,957       (32,573)     2,175,667      3,045,438
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
Increase (decrease) in units
   outstanding                        1,701,625    137,935      24,794    2,808,078      (105,663)       257,986      1,607,627
Beginning units                       1,666,072    149,648      58,854      189,877       877,919     23,500,551     19,029,493
                                    -----------  ---------   ---------  -----------   -----------  -------------  -------------
Ending units                          3,367,697    287,583      83,648    2,997,955       772,256     23,758,537     20,637,120
                                    ===========  =========   =========  ===========   ===========  =============  =============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                                          Franklin
                                   Growth       MidCap          Asset         Global                         Growth-       Income
                                   Income        Value       Allocation       Growth                         Income      Securities
                                  Portfolio    Portfolio        Fund           Fund        Growth Fund        Fund          Fund
                                 (Class VC)    (Class VC)     (Class 2)      (Class 2)      (Class 2)       (Class 2)    (Class 2)
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss) $  1,521,727  $    665,606  $   7,013,507  $   3,758,153  $     273,044  $   5,075,553  $    34,533
   Net realized gains (losses)    (8,742,962)   (8,727,088)     7,795,293     22,140,397     22,505,885     18,561,047     (284,392)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                (75,379,281)  (45,101,658)  (124,971,349)  (159,920,039)  (146,916,155)  (221,455,161)    (775,560)
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
   Increase (decrease) in net
      assets from operations     (82,600,516)  (53,163,140)  (110,162,549)  (134,021,489)  (124,137,226)  (197,818,561)  (1,025,419)
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
From capital transactions:
      Net proceeds from units
         sold                      3,402,644       927,986      8,985,555      7,081,317      5,212,792      8,565,709    1,126,415
      Cost of units redeemed     (17,811,102)  (11,621,480)   (37,168,743)   (27,744,580)   (22,966,855)   (43,960,967)    (798,478)
      Net transfers                7,006,438    (4,584,555)    43,018,649     34,183,140     23,371,504     38,732,180    7,984,895
      Contract maintenance
      charge                         (12,333)       (6,900)       (33,715)       (32,666)       (20,459)       (43,021)        (547)
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                (7,414,353)  (15,284,949)    14,801,746     13,487,211      5,596,982      3,293,901    8,312,285
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in net
   assets                        (90,014,869)  (68,448,089)   (95,360,803)  (120,534,278)  (118,540,244)  (194,524,660)   7,286,866
Net assets at beginning of
   period                        221,105,034   148,474,445    402,208,968    374,542,455    320,152,992    563,331,161      647,972
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
Net assets at end of period     $131,090,165  $ 80,026,356  $ 306,848,165  $ 254,008,177  $ 201,612,748  $ 368,806,501  $ 7,934,838
                                ============  ============  =============  =============  =============  =============  ===========
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                      296,002        70,366        604,355        345,444        278,452        535,782      121,429
     Units redeemed               (1,777,910)   (1,091,265)    (2,781,670)    (1,564,220)    (1,489,582)    (3,171,307)    (113,812)
     Units transferred               579,028      (564,697)     2,940,257      1,670,967      1,350,719      2,430,836    1,010,738
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in units
   outstanding                      (902,880)   (1,585,596)       762,942        452,191        139,589       (204,689)   1,018,355
Beginning units                   16,144,393    10,397,065     23,973,019     15,374,374     14,604,346     30,286,402       64,002
                                ------------  ------------  -------------  -------------  -------------  -------------  -----------
Ending units                      15,241,513     8,811,469     24,735,961     15,826,565     14,743,935     30,081,713    1,082,357
                                ============  ============  =============  =============  =============  =============  ===========

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                    Franklin Templeton
                                    VIP Founding Funds
                                      Allocation Fun
                                         (Class 2)
                                    ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $    300,889
   Net realized gains (losses)              (54,005)
   Change in net unrealized
   appreciation
      (depreciation) of
      investments                        (2,971,639)
                                       ------------
   Increase (decrease) in net
      assets from operations             (2,724,755)
                                       ------------
From capital transactions:
      Net proceeds from units sold        2,077,248
      Cost of units redeemed               (419,501)
      Net transfers                      18,305,829
      Contract maintenance charge              (630)
                                       ------------
   Increase (decrease) in net
      assets from capital
      transactions                       19,962,946
                                       ------------
Increase (decrease) in net assets        17,238,191
Net assets at beginning of period           829,091
                                       ------------
Net assets at end of period            $ 18,067,282
                                       ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                               232,033
   Units redeemed                           (63,037)
   Units transferred                      2,464,435
                                       ------------
Increase (decrease) in units
   outstanding                            2,633,431
Beginning units                              83,158
                                       ------------
Ending units                              2,716,589
                                       ============

    The accompanying notes are an integral part of the financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of seventy-eight variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the nine currently available Class 1 and Class 3 investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) the fifty-eight currently available Class 1 and Class 3 investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) the two currently available Class VC investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of American Fund Insurance Series ("American Series"), or (6) the two currently available Class 2 investment portfolios of Franklin Templeton Variable Insurance Products Trust ("Franklin Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Class II shares in the Van Kampen Trust, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund are not subject to 12b-1 fees.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund, the Franklin Trust and the American Series (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS

     Effective May 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of April 30, 2010 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of April 30, 2010. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at April 30, 2010, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of April 30, 2010, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus product and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge for Polaris II A-Class Platinum is charged $35 per contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows:
     Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the Income Base, deducted quarterly from the contract value and recorded as a redemption in the Statement of Changes in Net Assets. The Income Base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in New Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2010 consist of the following:

                                               Cost of Shares   Proceeds from
Variable Accounts                                 Acquired       Shares Sold
-----------------                              --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)             $ 1,212,343     $ 2,227,479
Capital Appreciation Portfolio (Class 1)             799,668      14,401,121
Government and Quality Bond Portfolio
   (Class 1)                                       7,366,700      21,888,215
Growth Portfolio (Class 1)                           890,098       8,329,141
Asset Allocation Portfolio (Class 3)                 834,929         934,520
Capital Appreciation Portfolio (Class 3)           1,297,730      11,404,908
Government and Quality Bond Portfolio
   (Class 3)                                      18,607,517       8,079,543

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                               Cost of Shares   Proceeds from
Variable Accounts                                 Acquired       Shares Sold
-----------------                              --------------   -------------
ANCHOR TRUST (continued):
Growth Portfolio (Class 3)                      $   348,569     $ 1,009,158
Natural Resources Portfolio (Class 3)             1,287,255       1,489,673
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)           $   533,101     $   856,215
Alliance Growth Portfolio (Class 1)                 441,037       2,946,980
Balanced Portfolio (Class 1)                      1,246,692       3,085,880
Blue Chip Growth Portfolio (Class 1)                150,966         238,482
Capital Growth Portfolio (Class 1)                  730,814         742,066
Cash Management Portfolio (Class 1)              10,618,524      34,034,629
Corporate Bond Portfolio (Class 1)                7,154,903      16,015,866
Davis Venture Value Portfolio (Class 1)           3,369,588      12,500,734
"Dogs" of Wall Street Portfolio (Class 1)           460,233         540,789
Emerging Markets Portfolio (Class 1)              3,629,669       3,605,881
Equity Index Portfolio (Class 1)                    331,917       1,629,403
Equity Opportunities Portfolio (Class 1)            610,867       2,474,779
Fundamental Growth Portfolio (Class 1)               73,210       1,925,688
Global Bond Portfolio (Class 1)                   3,117,449       4,164,661
Global Equities Portfolio (Class 1)                 753,579       1,124,869
Growth Opportunities Portfolio (Class 1)            711,159         275,503
Growth-Income Portfolio (Class 1)                   763,287       3,674,164
High-Yield Bond Portfolio (Class 1)               4,024,192       3,896,376
International Diversified Equities Portfolio
   (Class 1)                                      1,396,460       1,154,149
International Growth and Income Portfolio
   (Class 1)                                        929,383       3,158,543
MFS Massachusetts Investors Trust
   Portfolio (Class 1)                            1,097,827         671,395
MFS Total Return Portfolio (Class 1)              5,890,152      17,115,305
Mid-Cap Growth Portfolio (Class 1)                1,109,504         818,937
Real Estate Portfolio (Class 1)                     937,680       1,975,892
Small Company Value Portfolio (Class 1)           1,024,434         960,400
Technology Portfolio (Class 1)                      249,255         198,371
Telecom Utility Portfolio (Class 1)                 256,570         519,901

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                               Cost of Shares   Proceeds from
Variable Accounts                                 Acquired       Shares Sold
-----------------                              --------------   -------------
SUNAMERICA TRUST (continued):
Total Return Bond Portfolio (Class 1)           $ 7,778,387     $ 4,257,145
Aggressive Growth Portfolio (Class 3)               177,944         113,883
Alliance Growth Portfolio (Class 3)                 224,757       1,795,675
Balanced Portfolio (Class 3)                        924,990         371,929
Blue Chip Growth Portfolio (Class 3)                577,278         509,053
Capital Growth Portfolio (Class 3)                  314,057         572,468
Cash Management Portfolio (Class 3)               9,686,478      20,699,545
Corporate Bond Portfolio (Class 3)               17,907,158      12,100,095
Davis Venture Value Portfolio (Class 3)           5,019,181       8,458,112
"Dogs" of Wall Street Portfolio (Class 3)           108,106         136,134
Emerging Markets Portfolio (Class 3)              1,631,879       1,934,489
Equity Opportunities Portfolio (Class 3)            263,752         171,352
Foreign Value Portfolio (Class 3)                 9,071,795       3,951,477
Fundamental Growth Portfolio (Class 3)              248,543         407,796
Global Bond Portfolio (Class 3)                   6,470,622       2,318,282
Global Equities Portfolio (Class 3)                 262,550         133,826
Growth Opportunities Portfolio (Class 3)          3,580,745       1,135,543
Growth-Income Portfolio (Class 3)                   389,342         710,998
High-Yield Bond Portfolio (Class 3)               4,432,547       4,233,764
International Diversified Equities Portfolio
   (Class 3)                                        493,099         875,627
International Growth and Income Portfolio
   (Class 3)                                      3,199,962       5,175,314
Marsico Focused Growth Portfolio (Class 3)          440,512         551,764
MFS Massachusetts Investors Trust Portfolio
   (Class 3)                                      4,480,183         954,754
MFS Total Return Portfolio (Class 3)              7,694,438      11,865,902
Mid-Cap Growth Portfolio (Class 3)                  700,523         296,085
Real Estate Portfolio (Class 3)                   2,009,177       5,780,421
Small & Mid Cap Value Portfolio (Class 3)         4,474,168       8,879,968
Small Company Value Portfolio (Class 3)           1,358,084       3,319,411
Technology Portfolio (Class 3)                      428,343         397,257
Telecom Utility Portfolio (Class 3)                 106,374         219,619
Total Return Bond Portfolio (Class 3)            24,153,183       2,651,103

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                               Cost of Shares   Proceeds from
Variable Accounts                                 Acquired      Shares Sold
-----------------                              --------------   -------------
VAN KAMPEN TRUST (Class II):
Capital Growth Portfolio                        $ 1,845,509     $ 2,074,547
Comstock Portfolio                                5,246,918      33,596,093
Growth and Income Portfolio                       8,314,093      28,874,306
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                     $ 4,041,853     $20,629,152
Mid Cap Value Portfolio                           1,355,088      14,384,123
AMERICAN SERIES (Class 2):
Asset Allocation Fund                           $13,763,718     $42,454,060
Global Growth Fund                                8,841,825      35,318,264
Growth Fund                                       5,117,402      29,721,143
Growth-Income Fund                               11,033,811      46,555,482
FRANKLIN TRUST (Class 2):
Franklin Income Securities Fund                 $ 2,960,039     $ 1,007,996
Franklin Templeton VIP Founding Funds
   Allocation Fund                                2,484,800       1,960,305

6.   OTHER MATTERS

     In September 2008, American International Group entered into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with American International Group's common stock on all

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     matters submitted to American International Group shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the credit facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     Since September 2008, American International Group has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. American International Group continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital. American International Group has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

     On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. For additional information regarding the sale of AIA Group see footnote 7 (Subsequent Events).

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

     In connection with the preparation of its quarterly report on Form 10-Q for the six months ended June 30, 2010, management of American International Group assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions with the New York Fed, American International Group's management's plans and progress made to stabilize American International Group's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of American International Group believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of American International Group's management could be materially different, or that one or more of the significant judgments or estimates of American International Group's management about the potential effects of these risks and uncertainties could prove to be materially incorrect or that the transactions with the New York Fed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, American International Group may need additional U.S. government support to meet its obligations as they come due. Under these adverse assumptions, without additional support from the U.S. government in the future there could exist substantial doubt about American International Group's ability to continue as a going concern. If American International Group were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described above is qualified by regulatory filings American International Group files from time to time with the SEC.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS

     On June 1, 2010 the Capital Growth Portfolio, Comstock Portfolio and Growth & Income Portfolio of the Van Kampen Trust were merged with and into the Capital Growth Fund, Comstock Fund and Growth and Income Fund of the Invesco Variable Insurance Funds. On that date, all assets and liabilities of the Capital Growth Portfolio, Comstock Portfolio and Growth & Income Portfolio of the Van Kampen Trust were transferred to the Capital Growth Fund, Comstock Fund and Growth and Income Fund of the Invesco Variable Insurance Funds in exchange for shares of the Capital Growth Fund, Comstock Fund and Growth and Income Fund of the Invesco Variable Insurance Funds with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

     On June 1, 2010, Prudential plc proposed revised terms to acquire AIA Group Limited. The Board of Directors of American International Group declined the proposal. On June 2, 2010, American International Group and Prudential plc terminated the transaction. In accordance with the terms of the purchase agreement, Prudential plc paid American International Group a termination fee of $228 million.

     AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2010, 2009, 2008, 2007 and 2006 follows:

                       At April 30                                For the Year Ended April 30
       -------------------------------------------   ----------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment        Total Return
                       Lowest to        Net Assets       Lowest         Income           Lowest to
Year     Units        Highest ($)          ($)        to Highest(1)    Ratio(2)          Highest(3)
----   ---------   -----------------   -----------   --------------   ----------   ----------------------
Asset Allocation Portfolio (Class 1)
2010     703,568   15.34 to 26.77(4)    13,343,319   0.85% to 1.25%      3.67%        27.69% to 27.83%(5)
2009     773,252   12.00 to 20.97(4)    11,543,112   0.85% to 1.25%      3.55%      -22.05% to -22.01%(5)
2008     869,404   15.39 to 26.90(4)    17,088,965   0.85% to 1.25%      2.88%        -0.32% to -0.30%(5)
2007     916,119   15.44 to 26.98(4)    18,467,182   0.85% to 1.25%      3.16%        10.59% to 10.74%(5)
2006     949,755   13.94 to 24.40(4)    17,818,596   0.85% to 1.25%      2.99%         9.93% to 10.37%(5)
Capital Appreciation Portfolio (Class 1)
2010   5,221,493   15.40 to 47.92(4)    89,668,733   0.85% to 1.25%      0.00%        44.33% to 44.91%
2009   6,103,781   10.63 to 33.20(4)    72,003,272   0.85% to 1.25%      0.00%      -34.86% to -34.60%
2008   7,277,987   16.25 to 50.97(4)   131,934,651   0.85% to 1.25%      0.34%          8.44% to 8.87%
2007   8,114,213   14.92 to 47.00(4)   135,629,169   0.85% to 1.25%      0.14%          9.24% to 9.68%
2006   7,778,119   13.61 to 43.03(4)   122,002,595   0.85% to 1.25%      0.27%        25.96% to 26.47%
Government and Quality Bond Portfolio (Class 1)
2010   4,361,104   15.82 to 20.26(4)    72,083,413   0.85% to 1.25%      4.93%          4.56% to 4.98%
2009   5,468,822   15.07 to 19.37(4)    85,971,493   0.85% to 1.25%      4.17%          2.30% to 2.71%
2008   5,992,724   14.67 to 18.94(4)    92,173,031   0.85% to 1.25%      3.74%          4.76% to 5.18%
2007   5,953,394   13.95 to 18.08(4)    87,861,069   0.85% to 1.25%      3.65%          5.23% to 5.65%
2006   5,852,159   13.20 to 17.18(4)    83,089,300   0.85% to 1.25%      3.77%        -1.00% to -0.60%
Growth Portfolio (Class 1)
2010   3,367,270   11.91 to 32.63(4)    45,414,987   0.85% to 1.25%      1.04%        40.20% to 40.76%
2009   4,008,018    8.46 to 23.28(4)    38,205,960   0.85% to 1.25%      0.91%      -36.22% to -35.96%
2008   4,982,926   13.21 to 36.50(4)    73,973,227   0.85% to 1.25%      0.73%        -2.18% to -1.79%
2007   5,772,736   13.45 to 37.31(4)    86,859,847   0.85% to 1.25%      0.61%        11.97% to 12.41%
2006   5,763,643   11.97 to 33.32(4)    79,074,823   0.85% to 1.25%      0.82%         17.64 to 18.11%
Asset Allocation Portfolio (Class 3)
2010     298,749   14.02 to 14.35        4,282,607   0.85% to 1.10%      3.32%        27.56% to 27.88%
2009     311,652   10.99 to 11.22        3,494,991   0.85% to 1.10%      3.28%      -22.12% to -21.93%
2008     265,948   14.11 to 14.37        3,820,926   0.85% to 1.10%      2.08%        -0.41% to -0.17%
2007     103,436   14.17 to 14.39        1,488,630   0.85% to 1.10%      1.64%     10.61%(6) to 10.95%(6)
2006          --               --               --              --         --                      --
Capital Appreciation Portfolio (Class 3)
2010   8,272,211   14.88 to 15.25      126,060,954   0.85% to 1.10%      0.00%        44.19% to 44.55%
2009   8,928,669   10.32 to 10.55       94,134,741   0.85% to 1.10%      0.00%      -34.93% to -34.77%
2008   6,845,459   15.86 to 16.17      110,634,862   0.85% to 1.10%      0.13%          8.33% to 8.60%
2007   3,085,252   14.64 to 14.89       45,912,750   0.85% to 1.10%      0.00%       9.53%(6) to 9.82%(6)
2006          --               --               --              --         --                      --
Government and Quality Bond Portfolio (Class 3)
2010   5,922,965   15.31 to 15.66       92,731,206   0.85% to 1.10%      4.48%          4.45% to 4.72%
2009   5,442,670   14.65 to 14.96       81,374,970   0.85% to 1.10%      3.70%          2.20% to 2.45%
2008   3,775,931   14.34 to 14.60       55,105,056   0.85% to 1.10%      3.27%          4.66% to 4.92%
2007   2,044,042   13.70 to 13.91       28,430,845   0.85% to 1.10%      1.30%       5.45%(6) to 5.71%(6)
2006          --               --               --              --         --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                       At April 30                               For the Year Ended April 30
       ------------------------------------------   ----------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment        Total Return
                       Lowest to       Net Assets        Lowest         Income            Lowest to
Year     Units        Highest ($)         ($)         to Highest(1)    Ratio(2)           Highest(3)
----   ---------   -----------------   ----------    --------------   ----------   ----------------------
Growth Portfolio (Class 3)
2010     411,516   11.51 to 11.79       4,853,062    0.85% to 1.10%      0.71%        39.93% to 40.41%
2009     472,674     8.23 to 8.40       3,970,032    0.85% to 1.10%      0.50%      -36.30% to -36.12%
2008     296,113   12.92 to 13.15       3,893,356    0.85% to 1.10%      0.43%        -2.21% to -2.04%
2007     143,500   13.21 to 13.42       1,925,911    0.85% to 1.10%      0.24%     12.29%(6) to 12.64%(6)
2006          --               --              --               --         --                      --
Natural Resources Portfolio (Class 3)
2010     797,301   10.67 to 10.78       8,588,981    0.85% to 1.10%      1.00%        42.47% to 42.83%
2009     864,571     7.49 to 7.54       6,521,441    0.85% to 1.10%      0.81%      -48.71% to -48.58%
2008     617,073   14.60 to 14.67       9,051,703    0.85% to 1.10%      0.69%        31.40% to 31.74%
2007     226,414   11.11 to 11.14       2,521,228    0.85% to 1.10%      0.18%     11.12%(6) to 11.36%(6)
2006          --               --              --               --         --                      --
Aggressive Growth Portfolio (Class 1)
2010     452,977    7.82 to 12.76(4)    4,910,061    0.85% to 1.25%      0.13%        48.43% to 49.03%
2009     483,218     5.25 to 8.60(4)    3,540,639    0.85% to 1.25%      0.82%      -45.77% to -45.56%
2008     584,193    9.64 to 15.86(4)    7,886,613    0.85% to 1.25%      0.64%      -19.13% to -18.80%
2007     686,222   11.87 to 19.61(4)   11,523,478    0.85% to 1.25%      0.10%        12.60% to 13.05%
2006     779,379   10.50 to 17.41(4)   11,882,825    0.85% to 1.25%      0.00%        22.91% to 23.40%
Alliance Growth Portfolio (Class 1)
2010   1,276,844    7.87 to 32.07(4)   26,182,996    0.85% to 1.25%      0.57%        34.09% to 34.63%
2009   1,429,844    5.85 to 23.92(4)   21,415,071    0.85% to 1.25%      0.19%      -31.59% to -31.31%
2008   1,797,555    8.51 to 34.96(4)   38,382,318    0.85% to 1.25%      0.05%        -0.58% to -0.18%
2007   2,189,625    8.53 to 35.16(4)   47,489,197    0.85% to 1.25%      0.13%          2.03% to 2.44%
2006   2,713,134    8.32 to 34.46(4)   59,181,349    0.85% to 1.25%      0.38%        27.10% to 27.61%
Balanced Portfolio (Class 1)
2010   1,331,189    9.69 to 16.42(4)   19,367,710    0.85% to 1.25%      3.28%        28.07% to 28.58%
2009   1,505,570    7.54 to 12.82(4)   17,053,832    0.85% to 1.25%      3.93%      -23.28% to -22.98%
2008   1,878,292    9.78 to 16.71(4)   28,239,635    0.85% to 1.25%      2.96%        -4.27% to -3.88%
2007   2,217,107   10.18 to 17.45(4)   35,003,995    0.85% to 1.25%      2.76%        11.47% to 11.92%
2006   2,737,772    9.10 to 15.66(4)   39,283,815    0.85% to 1.25%      2.52%          6.73% to 7.15%
Blue Chip Growth Portfolio (Class 1)
2010     196,720     5.78 to 5.92       1,162,098    0.85% to 1.10%      0.32%        32.80% to 33.13%
2009     211,535     4.35 to 4.44         938,950    0.85% to 1.10%      0.54%      -31.55% to -31.37%
2008     248,749     6.36 to 6.48       1,608,902    0.85% to 1.10%      0.35%        -0.44% to -0.19%
2007     289,877     6.39 to 6.49       1,878,739    0.85% to 1.10%      0.25%         9.97% to 10.25%
2006     288,625     5.81 to 5.88       1,696,323    0.85% to 1.10%      0.56%        10.92% to 11.20%
Capital Growth Portfolio (Class 1)
2010     217,991     7.26 to 7.43       1,617,471    0.85% to 1.10%      0.00%        33.16% to 33.50%
2009     211,903     5.45 to 5.57       1,178,444    0.85% to 1.10%      0.00%      -38.05% to -37.90%
2008     217,046     8.81 to 8.96       1,943,884    0.85% to 1.10%      1.18%          1.64% to 1.89%
2007     247,323     8.66 to 8.80       2,174,280    0.85% to 1.10%      0.31%        14.30% to 14.58%
2006     248,835     7.58 to 7.68       1,909,317    0.85% to 1.10%      0.45%        16.75% to 17.04%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At April 30                              For the Year Ended April 30
       ------------------------------------------   ---------------------------------------------------
                    Unit Fair Value                   Expense Ratio   Investment       Total Return
                       Lowest to        Net Assets       Lowest         Income          Lowest to
Year     Units        Highest ($)          ($)        to Highest(1)    Ratio(2)         Highest(3)
----   ---------   -----------------   -----------   --------------   ----------   ---------------------
Cash Management Portfolio (Class 1)
2010   1,662,599   11.85 to 13.89(4)    20,531,580   0.85% to 1.25%      2.53%       -1.31% to -0.91%
2009   3,643,431   11.95 to 14.07(4)    44,673,769   0.85% to 1.25%      3.51%       -0.63% to -0.23%
2008   2,585,728   11.98 to 14.16(4)    32,502,964   0.85% to 1.25%      3.25%         2.19% to 2.60%
2007   1,908,753   11.68 to 13.86(4)    23,875,174   0.85% to 1.25%      2.55%         3.63% to 4.04%
2006   1,566,098   11.23 to 13.37(4)    19,153,946   0.85% to 1.25%      0.86%         2.15% to 2.56%
Corporate Bond Portfolio (Class 1)
2010   4,262,004   19.28 to 23.64(4)    82,939,768   0.85% to 1.25%      5.91%       26.67% to 27.18%
2009   4,991,101   15.16 to 18.66(4)    76,317,039   0.85% to 1.25%      4.72%       -3.52% to -3.13%
2008   5,908,285   15.65 to 19.34(4)    93,350,119   0.85% to 1.25%      3.89%         3.13% to 3.54%
2007   5,762,823   15.12 to 18.75(4)    88,117,103   0.85% to 1.25%      4.34%         7.31% to 7.74%
2006   5,268,308   14.03 to 17.48(4)    75,119,224   0.85% to 1.25%      4.39%         1.40% to 1.81%
Davis Venture Value Portfolio (Class 1)
2010   5,019,192   13.90 to 34.97(4)    77,486,056   0.85% to 1.25%      1.50%       37.24% to 37.80%
2009   5,852,219   10.09 to 25.48(4)    65,272,627   0.85% to 1.25%      2.04%     -36.45% to -36.20%
2008   7,123,996   15.81 to 40.10(4)   124,976,792   0.85% to 1.25%      0.92%       -3.92% to -3.54%
2007   8,070,942   16.39 to 41.73(4)   148,405,314   0.85% to 1.25%      0.98%       13.90% to 14.35%
2006   7,926,993   14.34 to 36.64(4)   127,172,101   0.85% to 1.25%      0.96%       16.03% to 16.50%
"Dogs" of Wall Street Portfolio (Class 1)
2010     245,172   11.92 to 14.04        3,064,652   0.85% to 1.25%      4.53%       37.01% to 37.56%(5)
2009     261,903    8.70 to 10.20        2,363,708   0.85% to 1.25%      3.97%     -31.73% to -31.45%(5)
2008     303,915   12.75 to 14.89        3,993,931   0.85% to 1.25%      2.67%       -6.81% to -6.44%(5)
2007     373,356   13.68 to 15.91        5,265,702   0.85% to 1.25%      2.40%       16.44% to 16.90%
2006     449,685   11.75 to 13.61        5,417,029   0.85% to 1.25%      2.52%         5.77% to 6.19%
Emerging Markets Portfolio (Class 1)
2010     529,158   20.80 to 25.79       11,930,433   0.85% to 1.25%      0.00%       52.37% to 52.98%
2009     531,514   13.65 to 16.86        7,786,851   0.85% to 1.25%      2.11%     -46.75% to -46.54%
2008     687,305   25.64 to 31.53       19,068,073   0.85% to 1.25%      1.93%       20.50% to 20.98%
2007     705,715   21.28 to 26.06       16,152,724   0.85% to 1.25%      0.95%       16.26% to 16.72%
2006     814,147   18.30 to 22.33       15,776,403   0.85% to 1.25%      0.28%       63.38% to 64.03%
Equity Index Portfolio (Class 1)
2010   1,249,940             8.95       11,187,954            1.25%      2.51%                 36.45%
2009   1,426,489             6.56        9,357,126            1.25%      2.48%                -36.27%
2008   1,882,083            10.29       19,373,157            1.25%      1.58%                 -6.28%
2007   2,345,019            10.98       25,756,567            1.25%      1.56%                 13.14%
2006   3,059,876             9.71       29,704,711            1.25%      1.60%                 13.47%
Equity Opportunities Portfolio (Class 1)
2010     954,759   11.31 to 17.71(4)    11,559,562   0.85% to 1.25%      1.23%       32.30% to 32.84%
2009   1,137,507    8.51 to 13.39(4)    10,300,983   0.85% to 1.25%      1.86%     -32.23% to -31.96%
2008   1,374,566   12.51 to 19.76(4)    18,231,057   0.85% to 1.25%      1.84%       -8.00% to -7.63%
2007   1,550,960   13.55 to 21.47(4)    22,389,453   0.85% to 1.25%      1.63%       11.61% to 12.05%
2006   1,671,136   12.09 to 19.24(4)    21,804,571   0.85% to 1.25%      1.55%       11.45% to 11.90%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At April 30                               For the Year Ended April 30
       ------------------------------------------   ---------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment       Total Return
                       Lowest to       Net Assets      Lowest         Income          Lowest to
Year     Units        Highest ($)          ($)       to Highest(1)    Ratio(2)         Highest(3)
----   ---------   -----------------   ----------   --------------   ----------  ----------------------
Fundamental Growth Portfolio (Class 1)
2010   1,279,596    6.48 to 16.75(4)   12,234,593   0.85% to 1.25%      0.00%       33.69% to 34.42%
2009   1,522,209    4.83 to 12.53(4)   10,568,571   0.85% to 1.25%      0.00%     -40.72% to -40.48%
2008   1,859,610    8.11 to 21.14(4)   21,612,238   0.85% to 1.25%      0.00%         6.59% to 7.02%
2007   2,167,678    7.58 to 19.83(4)   24,040,160   0.85% to 1.25%      0.02%         4.32% to 4.74%
2006   2,549,419    7.24 to 19.01(4)   28,011,037   0.85% to 1.25%      0.61%       15.98% to 16.45%
Global Bond Portfolio (Class 1)
2010     943,118   16.52 to 22.35(4)   16,435,450   0.85% to 1.25%      3.45%       10.78% to 11.23%
2009   1,054,671   14.85 to 20.18(4)   16,526,291   0.85% to 1.25%      3.46%       -4.63% to -4.24%
2008   1,270,133   15.51 to 21.16(4)   20,864,229   0.85% to 1.25%      0.49%       13.57% to 14.03%
2007     818,750   13.60 to 18.63(4)   12,192,862   0.85% to 1.25%      9.13%         2.82% to 3.23%(5)
2006     737,348   13.18 to 18.12(4)   10,985,195   0.85% to 1.25%      3.23%         2.47% to 2.88%(5)
Global Equities Portfolio (Class 1)
2010     456,589    9.04 to 20.15(4)    6,257,961   0.85% to 1.25%      2.62%       37.29% to 37.84%
2009     489,251    6.56 to 14.68(4)    4,927,724   0.85% to 1.25%      2.81%     -41.70% to -41.47%
2008     620,943   11.21 to 25.18(4)   10,592,395   0.85% to 1.25%      1.24%       -3.66% to -3.27%
2007     697,578   11.59 to 26.14(4)   12,617,488   0.85% to 1.25%      0.89%       16.51% to 16.98%
2006     703,263    9.91 to 22.43(4)   11,363,594   0.85% to 1.25%      0.26%       34.21% to 34.75%
Growth Opportunities Portfolio (Class 1)
2010     282,175     5.71 to 5.91       1,614,772   0.85% to 1.10%      0.00%       35.23% to 35.57%
2009     188,057     4.21 to 4.37         793,208   0.85% to 1.10%      0.00%     -31.48% to -31.31%
2008     175,626     6.13 to 6.38       1,077,783   0.85% to 1.10%      0.00%         2.41% to 2.67%
2007     181,505     5.97 to 6.23       1,085,841   0.85% to 1.10%      0.00%       -0.92% to -0.68%
2006     183,198     6.01 to 6.28       1,104,632   0.85% to 1.10%      0.00%       36.75% to 37.11%
Growth-Income Portfolio (Class 1)
2010   1,339,853    8.55 to 26.31(4)   21,795,448   0.85% to 1.25%      1.38%       30.87% to 31.40%
2009   1,588,482    6.51 to 20.11(4)   19,101,948   0.85% to 1.25%      1.36%     -37.60% to -37.35%
2008   1,960,560   10.39 to 32.22(4)   38,263,550   0.85% to 1.25%      0.98%       -5.23% to -4.85%(5)
2007   2,172,631   10.92 to 34.00(4)   46,157,588   0.85% to 1.25%      0.75%         8.88% to 9.32%(5)
2006   2,508,957    9.99 to 31.22(4)   51,800,247   0.85% to 1.25%      0.56%       16.84% to 17.30%
High-Yield Bond Portfolio (Class 1)
2010   1,007,680   15.63 to 21.55(4)   16,112,514   0.85% to 1.25%      8.43%       36.56% to 36.75%(5)
2009   1,071,185   11.43 to 15.78(4)   12,495,060   0.85% to 1.25%     12.09%     -25.73% to -25.63%(5)
2008   1,122,869   15.36 to 21.25(4)   17,677,184   0.85% to 1.25%      7.63%       -3.84% to -3.68%(5)
2007   1,264,402   15.95 to 22.09(4)   20,788,545   0.85% to 1.25%      7.63%       10.90% to 11.06%(5)
2006   1,158,420   14.36 to 19.92(4)   17,292,845   0.85% to 1.25%      9.75%       15.09% to 15.55%(5)
International Diversified Equities Portfolio (Class 1)
2010     735,805   12.64 to 13.61(4)    7,049,135   0.85% to 1.25%      1.27%       33.73% to 34.34%
2009     697,860    9.45 to 10.13(4)    5,081,136   0.85% to 1.25%      4.13%     -42.42% to -42.26%(5)
2008     842,165   16.41 to 17.55(4)   10,620,895   0.85% to 1.25%      2.09%         2.47% to 2.73%(5)
2007     812,228   16.02 to 17.08(4)   10,099,384   0.85% to 1.25%      0.41%       15.00% to 15.42%(5)
2006     749,276   13.93 to 14.80(4)    8,378,646   0.85% to 1.25%      1.44%       33.28% to 33.81%(5)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                        At April 30                              For the Year Ended April 30
       --------------------------------------------   ------------------------------------------------
                     Unit Fair Value                   Expense Ratio   Investment      Total Return
                        Lowest to        Net Assets       Lowest         Income         Lowest to
Year     Units          Highest ($)          ($)       to Highest(1)    Ratio(2)        Highest(3)
----   ----------   -----------------   -----------   --------------   ----------   ------------------
International Growth and Income Portfolio (Class 1)
2010    1,094,527   10.85 to 13.62(4)    12,692,943   0.85% to 1.25%      0.00%       34.67% to 35.21%
2009    1,283,469    8.03 to 10.11(4)    11,009,858   0.85% to 1.25%      3.73%     -48.39% to -48.19%
2008    1,900,582   15.49 to 19.60(4)    31,204,073   0.85% to 1.25%      1.67%       -5.30% to -4.92%
2007    1,930,818   16.29 to 20.69(4)    33,618,066   0.85% to 1.25%      1.26%       17.01% to 17.48%
2006    1,624,150   13.87 to 17.68(4)    24,427,654   0.85% to 1.25%      0.81%       34.94% to 35.48%
MFS Massachusetts Investors Trust Portfolio (Class 1)
2010      432,720   10.47 to 10.71        4,622,329   0.85% to 1.10%      1.21%       34.18% to 34.52%
2009      388,579     7.80 to 7.96        3,085,844   0.85% to 1.10%      1.20%     -32.13% to -31.96%
2008      492,672   11.49 to 11.70        5,753,833   0.85% to 1.10%      1.18%         0.51% to 0.77%
2007      571,906   11.43 to 11.61        6,629,932   0.85% to 1.10%      0.70%       12.29% to 12.57%
2006      651,510   10.18 to 10.31        6,711,198   0.85% to 1.10%      0.76%       16.12% to 16.41%
MFS Total Return Portfolio (Class 1)
2010    7,118,289   15.32 to 15.67      111,383,180   0.85% to 1.10%      3.72%       23.71% to 24.02%
2009    8,100,695   12.38 to 12.64      102,227,600   0.85% to 1.10%      3.66%     -21.50% to -21.30%
2008   10,055,681   15.77 to 16.06      161,294,974   0.85% to 1.10%      2.66%       -4.27% to -4.03%
2007   10,626,450   16.47 to 16.73      177,627,795   0.85% to 1.10%      2.38%       12.03% to 12.31%
2006   10,086,264   14.70 to 14.90      150,133,917   0.85% to 1.10%      2.06%         7.31% to 7.57%
Mid-Cap Growth Portfolio (Class 1)
2010      415,544     8.78 to 8.98        3,721,809   0.85% to 1.10%      0.00%       39.52% to 39.87%
2009      361,701     6.29 to 6.42        2,318,266   0.85% to 1.10%      0.00%     -33.90% to -33.74%
2008      441,212     9.52 to 9.69        4,268,355   0.85% to 1.10%      0.24%         1.85% to 2.10%
2007      432,792     9.34 to 9.49        4,101,234   0.85% to 1.10%      0.00%         2.10% to 2.35%
2006      462,785     9.15 to 9.27        4,286,330   0.85% to 1.10%      0.00%       21.60% to 21.90%
Real Estate Portfolio (Class 1)
2010      243,412   21.89 to 26.38        5,984,972   0.85% to 1.25%      2.02%       55.42% to 56.04%
2009      299,890   14.08 to 16.91        4,756,909   0.85% to 1.25%      4.34%     -49.67% to -49.47%
2008      382,374   27.98 to 33.46       11,983,610   0.85% to 1.25%      1.55%     -16.91% to -16.58%
2007      589,555   33.68 to 40.11       22,020,106   0.85% to 1.25%      1.24%       25.16% to 25.66%
2006      561,998   26.91 to 31.92       16,598,621   0.85% to 1.25%      1.81%       29.08% to 29.59%
Small Company Value Portfolio (Class 1)
2010      196,455   18.36 to 25.55        5,017,112   0.85% to 1.25%      0.75%       49.63% to 50.20%
2009      196,515   12.23 to 17.08        3,353,978   0.85% to 1.25%      0.59%     -32.17% to -31.88%
2008      247,131   17.95 to 25.18        6,218,989   0.85% to 1.25%      0.00%     -13.59% to -13.23%
2007      340,916   20.69 to 29.13        9,928,447   0.85% to 1.25%      0.01%         7.15% to 7.58%
2006      384,470   19.23 to 27.19       10,450,373   0.85% to 1.25%      6.09%       32.88% to 33.41%
Technology Portfolio (Class 1)
2010      205,324     2.16 to 2.21          453,275   0.85% to 1.10%      0.00%       40.56% to 40.91%
2009      161,321     1.54 to 1.57          252,953   0.85% to 1.10%      0.00%     -35.24% to -35.07%
2008      177,656     2.38 to 2.42          429,037   0.85% to 1.10%      0.00%       -1.43% to -1.18%
2007      147,503     2.41 to 2.45          360,403   0.85% to 1.10%      0.00%         1.20% to 1.45%
2006      170,038     2.38 to 2.41          409,580   0.85% to 1.10%      0.00%       16.64% to 16.93%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At April 30                               For the Year Ended April 30
       ------------------------------------------   ----------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment        Total Return
                       Lowest to       Net Assets       Lowest         Income            Lowest to
Year     Units         Highest ($)         ($)       to Highest(1)    Ratio(2)          Highest(3)
----   ---------   -----------------   ----------   --------------   ----------   ----------------------
Telecom Utility Portfolio (Class 1)
2010     156,310   11.23 to 15.03(4)    2,123,879   0.85% to 1.25%      5.35%        34.46% to 35.00%
2009     185,202    8.32 to 11.18(4)    1,862,882   0.85% to 1.25%      3.03%      -37.78% to -37.56%(5)
2008     222,071   13.32 to 17.97(4)    3,621,268   0.85% to 1.25%      3.04%          7.31% to 7.53%(5)
2007     228,872   12.39 to 16.75(4)    3,559,841   0.85% to 1.25%      3.49%        29.03% to 29.65%
2006     247,300    9.56 to 12.98(4)    3,055,430   0.85% to 1.25%      4.30%        10.50% to 11.25%
Total Return Bond Portfolio (Class 1)
2010   1,092,584   18.32 to 26.76(4)   20,624,924   0.85% to 1.25%      1.93%         9.76% to 10.20%
2009     902,304   16.62 to 24.38(4)   15,551,746   0.85% to 1.25%      3.08%          6.13% to 6.56%
2008     431,252   15.60 to 22.97(4)    7,169,673   0.85% to 1.25%      6.45%          1.70% to 2.11%
2007     441,898   15.28 to 22.59(4)    7,255,884   0.85% to 1.25%      7.41%          9.53% to 9.97%
2006     437,925   13.89 to 20.62(4)    6,610,256   0.85% to 1.25%      7.77%        10.07% to 10.51%
Aggressive Growth Portfolio (Class 3)
2010      69,587     7.62 to 7.74         538,324   0.85% to 1.10%      0.00%        48.54% to 48.66%
2009      62,443     5.13 to 5.21         325,076   0.85% to 1.10%      0.39%      -45.75% to -45.71%
2008      54,796     9.45 to 9.59         525,484   0.85% to 1.10%      0.38%      -19.04% to -18.99%
2007      27,200   11.67 to 11.84         321,940   0.85% to 1.10%      0.00%     13.05%(6) to 13.31%(6)
2006          --               --              --              --         --                      --
Alliance Growth Portfolio (Class 3)
2010   1,563,530     7.61 to 7.79      12,172,881   0.85% to 1.10%      0.32%        33.95% to 34.29%
2009   1,773,630     5.68 to 5.80      10,283,061   0.85% to 1.10%      0.00%      -31.66% to -31.49%
2008   1,941,059     8.31 to 8.47      16,426,222   0.85% to 1.10%      0.00%        -0.68% to -0.43%
2007   1,540,187     8.37 to 8.50      13,090,904   0.85% to 1.10%      0.00%       2.62%(6) to 2.89%(6)
2006          --               --              --              --         --                      --
Balanced Portfolio (Class 3)
2010     319,769    9.32 to 9.60        3,067,877   0.85% to 1.10%      2.79%        27.94% to 28.26%
2009     266,206    7.28 to 7.48        1,991,393   0.85% to 1.10%      3.37%      -23.43% to -23.18%
2008     157,604    9.51 to 9.74        1,535,078   0.85% to 1.10%      2.44%        -4.61% to -4.07%
2007      72,752   9.97 to 10.15          738,657   0.85% to 1.10%      2.46%     11.39%(6) to 11.95%(6)
2006          --              --               --              --         --                      --
Blue Chip Growth Portfolio (Class 3)
2010     220,394     5.68 to 5.86       1,290,834   0.85% to 1.10%      0.05%        32.36% to 32.80%
2009     199,873     4.29 to 4.41         881,600   0.85% to 1.10%      0.19%      -31.94% to -31.54%
2008     114,836     6.31 to 6.44         739,922   0.85% to 1.10%      0.09%        -0.82% to -0.44%
2007      31,532     6.36 to 6.47         204,059   0.85% to 1.10%      0.01%      9.90%(6) to 10.38%(6)
2006          --               --              --               --        --                      --
Capital Growth Portfolio (Class 3)
2010     506,120     7.18 to 7.35       3,721,024   0.85% to 1.10%      0.00%        32.83% to 33.17%
2009     542,220     5.41 to 5.52       2,993,747   0.85% to 1.10%      0.00%      -38.21% to -38.05%
2008     315,718     8.75 to 8.92       2,814,010   0.85% to 1.10%      0.80%          1.39% to 1.65%
2007     111,654     8.63 to 8.77         978,668   0.85% to 1.10%      0.07%     14.37%(6) to 14.75%(6)
2006          --               --              --              --         --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At April 30                                For the Year Ended April 30
       -------------------------------------------   ----------------------------------------------------
                     Unit Fair Value                  Expense Ratio   Investment        Total Return
                        Lowest to       Net Assets       Lowest         Income            Lowest to
Year      Units         Highest ($)         ($)       to Highest(1)    Ratio(2)          Highest(3)
----   ----------   ----------------   -----------   --------------   ----------   ----------------------
Cash Management Portfolio (Class 3)
2010      925,860     11.41 to 11.73    10,857,389   0.85% to 1.10%      2.47%        -1.41% to -1.16%
2009    1,880,894     11.57 to 11.87    22,315,806   0.85% to 1.10%      3.30%        -0.81% to -0.48%
2008      903,247     11.66 to 11.92    10,769,286   0.85% to 1.10%      2.74%          1.90% to 2.34%
2007      221,901     11.45 to 11.65     2,585,109   0.85% to 1.10%      1.18%       3.06%(6) to 3.78%(6)
2006           --                 --            --              --         --                      --
Corporate Bond Portfolio (Class 3)
2010   10,147,495     18.64 to 19.09   193,626,348   0.85% to 1.10%      5.66%        26.55% to 26.87%
2009   10,287,566     14.73 to 15.05   154,733,770   0.85% to 1.10%      4.44%        -3.61% to -3.37%
2008    7,546,558     15.29 to 15.57   117,474,094   0.85% to 1.10%      3.28%          3.02% to 3.28%
2007    2,737,040     14.84 to 15.08    41,252,054   0.85% to 1.10%      2.33%       7.41%(6) to 7.69%(6)
2006           --                 --            --              --         --                      --
Davis Venture Value Portfolio (Class 3)
2010    7,158,170     13.44 to 13.76    98,476,046   0.85% to 1.10%      1.19%        37.11% to 37.45%
2009    7,608,802      9.81 to 10.01    76,156,795   0.85% to 1.10%      1.65%      -36.51% to -36.35%
2008    5,189,859     15.44 to 15.73    81,616,529   0.85% to 1.10%      0.65%        -4.02% to -3.78%
2007    2,334,998     16.09 to 16.35    38,159,680   0.85% to 1.10%      0.47%     14.21%(6) to 14.51%(6)
2006           --                 --            --              --         --                      --
"Dogs" of Wall Street Portfolio (Class 3)
2010       55,223     13.58 to 13.90       766,925   0.85% to 1.10%      4.12%        36.87% to 37.22%
2009       58,953      9.92 to 10.13       596,737   0.85% to 1.10%      3.41%      -31.79% to -31.62%
2008       58,757     14.55 to 14.81       869,654   0.85% to 1.10%      1.87%        -6.91% to -6.68%
2007       15,406     15.63 to 15.87       244,392   0.85% to 1.10%      1.08%     16.65%(6) to 17.21%(6)
2006           --                 --            --             --          --                      --
Emerging Markets Portfolio (Class 3)
2010      430,023     24.98 to 25.52    10,970,729   0.85% to 1.10%      0.00%        52.21% to 52.60%
2009      445,284     16.41 to 16.72     7,445,005   0.85% to 1.10%      1.78%      -46.81% to -46.67%
2008      187,242     30.86 to 31.36     5,869,661   0.85% to 1.10%      1.52%        20.38% to 20.68%
2007       78,177     25.63 to 25.99     2,030,305   0.85% to 1.10%      0.43%     15.89%(6) to 16.18%(6)
2006           --                 --            --              --         --                      --
Equity Opportunities Portfolio (Class 3)
2010       94,238     10.94 to 11.20     1,054,142   0.85% to 1.10%      0.88%        32.17% to 32.51%
2009       86,148       8.28 to 8.45       727,097   0.85% to 1.10%      1.45%      -32.30% to -32.13%
2008       77,706     12.23 to 12.45       966,485   0.85% to 1.10%      1.48%        -8.09% to -7.86%
2007       44,392     13.31 to 13.51       599,323   0.85% to 1.10%      0.91%     11.80%(6) to 12.09%(6)
2006           --                 --            --              --         --                      --
Foreign Value Portfolio (Class 3)
2010    6,529,426       9.21 to 9.30    60,706,930   0.85% to 1.10%      2.38%        28.85% to 29.18%
2009    6,208,269       7.15 to 7.20    44,685,557   0.85% to 1.10%      3.27%      -39.79% to -39.64%
2008    3,247,960     11.87 to 11.93    38,732,779   0.85% to 1.10%      1.64%        -2.48% to -2.24%
2007    1,412,237     12.17 to 12.20    17,227,088   0.85% to 1.10%      0.51%     21.70%(6) to 21.99%(6)
2006           --                 --            --              --         --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At April 30                             For the Year Ended April 30
       ----------------------------------------   ----------------------------------------------------
                   Unit Fair Value                 Expense Ratio   Investment        Total Return
                      Lowest to      Net Assets       Lowest         Income            Lowest to
Year     Units        Highest ($)        ($)       to Highest(1)    Ratio(2)          Highest(3)
----   ---------   ---------------   ----------   --------------   ----------   ----------------------
Fundamental Growth Portfolio (Class 3)
2010     531,294      6.24 to 6.42    3,410,422   0.85% to 1.10%      0.00%        33.50% to 33.89%
2009     549,106      4.67 to 4.80    2,632,658   0.85% to 1.10%      0.00%      -40.80% to -40.64%
2008     177,756      7.89 to 8.08    1,435,774   0.85% to 1.10%      0.00%          6.18% to 6.83%
2007      11,279      7.43 to 7.56       85,279   0.85% to 1.10%      0.00%       4.81%(6) to 5.26%(6)
2006          --                --           --              --         --                      --
Global Bond Portfolio (Class 3)
2010   1,619,008    15.98 to 16.35   26,465,854   0.85% to 1.10%      3.16%        10.67% to 10.95%
2009   1,434,506    14.44 to 14.74   21,135,804   0.85% to 1.10%      3.23%        -4.72% to -4.48%
2008     818,108    15.16 to 15.43   12,619,049   0.85% to 1.10%      0.24%        13.46% to 13.74%
2007     191,065    13.36 to 13.57    2,590,965   0.85% to 1.10%      5.37%       2.58%(6) to 2.83%(6)
2006          --                --           --              --         --                      --
Global Equities Portfolio (Class 3)
2010     143,787      8.77 to 8.95    1,287,438   0.85% to 1.10%      2.36%        37.36% to 37.50%
2009     129,923      6.38 to 6.51      846,044   0.85% to 1.10%      2.42%      -41.69% to -41.62%
2008     150,531    10.95 to 11.15    1,678,705   0.85% to 1.10%      1.03%        -3.74% to -3.51%
2007     112,385    11.38 to 11.56    1,298,904   0.85% to 1.10%      0.40%     16.27%(6) to 16.66%(6)
2006          --                --           --              --         --                      --
Growth Opportunities Portfolio (Class 3)
2010   3,373,930      5.65 to 5.84   19,069,413   0.85% to 1.10%      0.00%        34.89% to 35.23%
2009   2,777,829      4.18 to 4.33   11,608,941   0.85% to 1.10%      0.00%      -31.65% to -31.48%
2008     191,851      6.10 to 6.34    1,170,449   0.85% to 1.10%      0.00%          2.16% to 2.42%
2007      87,358      5.95 to 6.21      520,946   0.85% to 1.10%      0.00%     -0.96%(6) to -0.64%(6)
2006          --                --           --              --         --                      --
Growth-Income Portfolio (Class 3)
2010     572,944      8.23 to 8.46    4,846,592   0.85% to 1.10%      1.05%        30.75% to 31.07%
2009     617,396      6.29 to 6.46    3,984,803   0.85% to 1.10%      1.00%      -37.67% to -37.51%
2008     569,721    10.10 to 10.33    5,885,515   0.85% to 1.10%      0.66%        -5.37% to -5.08%
2007     101,291    10.67 to 10.89    1,102,657   0.85% to 1.10%      0.21%       8.52%(6) to 9.30%(6)
2006          --                --           --              --         --                      --
High-Yield Bond Portfolio (Class 3)
2010   2,616,062    14.78 to 15.11   39,518,502   0.85% to 1.10%      8.11%        36.42% to 36.76%
2009   2,789,881    10.84 to 11.05   30,816,932   0.85% to 1.10%     12.02%      -25.81% to -25.62%
2008   1,832,333    14.61 to 14.86   27,212,609   0.85% to 1.10%      6.49%        -3.93% to -3.69%
2007     450,753    15.20 to 15.42    6,950,276   0.85% to 1.10%      4.12%     10.71%(6) to 10.99%(6)
2006          --                --           --              --         --                      --
International Diversified Equities Portfolio (Class 3)
2010     686,627      8.19 to 8.37    5,745,607   0.85% to 1.10%      0.99%        33.60% to 33.93%
2009     739,607      6.13 to 6.25    4,621,050   0.85% to 1.10%      4.05%      -42.47% to -42.33%
2008     519,361    10.65 to 10.84    5,626,325   0.85% to 1.10%      1.75%          2.37% to 2.62%
2007     215,249    10.40 to 10.56    2,272,248   0.85% to 1.10%      0.16%     14.62%(6) to 14.92%(6)
2006          --                --           --              --         --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At April 30                               For the Year Ended April 30
       -----------------------------------------   ----------------------------------------------------
                   Unit Fair Value                  Expense Ratio   Investment        Total Return
                      Lowest to       Net Assets       Lowest         Income            Lowest to
Year     Units        Highest ($)         ($)       to Highest(1)    Ratio(2)          Highest(3)
----   ---------   ---------------   -----------   --------------   ----------   ----------------------
International Growth and Income Portfolio (Class 3)
2010   3,640,836    10.50 to 10.74    39,102,219   0.85% to 1.10%      0.00%        34.53% to 34.87%
2009   3,804,703      7.81 to 7.97    30,298,969   0.85% to 1.10%      3.17%      -48.45% to -48.32%
2008   1,501,532    15.14 to 15.41    23,134,118   0.85% to 1.10%      1.28%        -5.39% to -5.16%
2007     423,527    16.01 to 16.25     6,879,058   0.85% to 1.10%      0.63%     16.72%(6) to 17.01%(6)
2006          --                --            --              --         --                      --
Marsico Focused Growth Portfolio (Class 3)
2010     301,502      9.33 to 9.42     2,839,063   0.85% to 1.10%      0.46%        35.74% to 36.08%
2009     314,756      6.87 to 6.92     2,178,337   0.85% to 1.10%      0.27%      -36.46% to -36.30%
2008     305,656    10.81 to 10.87     3,320,771   0.85% to 1.10%      0.00%          3.19% to 3.44%
2007     203,598    10.48 to 10.51     2,138,576   0.85% to 1.10%      0.00%       4.80%(6) to 5.06%(6)
2006          --                --            --              --         --                      --
MFS Massachusetts Investors Trust Portfolio (Class 3)
2010   2,600,213    10.23 to 10.59    27,533,113   0.85% to 1.10%      1.03%        33.85% to 34.19%
2009   2,201,312      7.64 to 7.90    17,372,829   0.85% to 1.10%      0.66%      -32.30% to -32.13%
2008      45,027    11.29 to 11.63       523,067   0.85% to 1.10%      0.90%          0.24% to 0.51%
2007      15,110    11.26 to 11.57       174,212   0.85% to 1.10%      0.21%     12.58%(6) to 12.91%(6)
2006          --                --            --              --         --                      --
MFS Total Return Portfolio (Class 3)
2010   8,613,941    15.16 to 15.51   133,562,906   0.85% to 1.10%      3.43%        23.40% to 23.71%
2009   9,125,344    12.28 to 12.54   114,373,843   0.85% to 1.10%      3.37%      -21.69% to -21.50%
2008   7,467,400    15.68 to 15.97   119,224,419   0.85% to 1.10%      2.18%        -4.52% to -4.28%
2007   2,743,739    16.43 to 16.69    45,763,499   0.85% to 1.10%      1.25%     12.13%(6) to 12.42%(6)
2006          --                --            --              --         --                      --
Mid-Cap Growth Portfolio (Class 3)
2010     281,931      8.69 to 8.89     2,504,081   0.85% to 1.10%      0.00%        39.17% to 39.52%
2009     222,621      6.24 to 6.37     1,417,554   0.85% to 1.10%      0.00%      -34.07% to -33.90%
2008     163,829      9.47 to 9.64     1,578,667   0.85% to 1.10%      0.03%          1.59% to 1.85%
2007      90,634      9.32 to 9.46       857,521   0.85% to 1.10%      0.00%       2.69%(6) to 2.94%(6)
2006          --                --            --              --         --                      --
Real Estate Portfolio (Class 3)
2010     940,383    25.51 to 26.10    24,538,873   0.85% to 1.10%      1.63%        55.26% to 55.65%
2009   1,120,199    16.43 to 16.77    18,781,465   0.85% to 1.10%      3.18%      -49.72% to -49.60%
2008     195,450    32.68 to 33.27     6,501,661   0.85% to 1.10%      1.26%      -17.00% to -16.79%
2007     102,154    39.37 to 39.99     4,083,352   0.85% to 1.10%      0.58%     26.23%(6) to 26.59%(6)
2006          --                --            --              --         --                      --
Small & Mid Cap Value Portfolio (Class 3)
2010   4,387,802    11.18 to 11.29    49,530,176   0.85% to 1.10%      0.53%        59.19% to 59.59%
2009   4,937,535      7.02 to 7.07    34,926,394   0.85% to 1.10%      0.23%      -33.50% to -33.33%
2008   1,362,455    10.56 to 10.61    14,456,548   0.85% to 1.10%      0.44%        -7.76% to -7.52%
2007     908,556    11.44 to 11.47    10,425,086   0.85% to 1.10%      0.05%     14.45%(6) to 14.75%(6)
2006          --                --            --              --         --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At April 30                               For the Year Ended April 30
       ------------------------------------------   ----------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment        Total Return
                       Lowest to       Net Assets       Lowest         Income            Lowest to
Year      Units        Highest ($)         ($)       to Highest(1)    Ratio(2)          Highest(3)
----   ----------   ---------------   -----------   --------------   ----------   ----------------------
Small Company Value Portfolio (Class 3)
2010    3,141,661      9.33 to 9.42    29,592,411   0.85% to 1.10%      0.51%        49.48% to 49.86%
2009    3,367,697      6.24 to 6.29    21,168,104   0.85% to 1.10%      0.23%      -32.24% to -32.07%
2008    1,666,072      9.21 to 9.25    15,416,331   0.85% to 1.10%      0.00%      -13.70% to -13.48%
2007      314,883    10.67 to 10.70     3,367,814   0.85% to 1.10%      0.00%       6.69%(6) to 6.96%(6)
2006           --                --            --              --         --                      --
Technology Portfolio (Class 3)
2010      316,033      2.12 to 2.19       691,777   0.85% to 1.10%      0.00%        39.38% to 40.56%
2009      287,583      1.52 to 1.56       447,853   0.85% to 1.10%      0.00%      -35.51% to -35.24%
2008      149,648      2.36 to 2.40       359,865   0.85% to 1.10%      0.00%        -1.83% to -1.43%
2007       16,146      2.40 to 2.44        39,385   0.85% to 1.10%      0.00%       1.36%(6) to 1.72%(6)
2006           --                --            --              --         --                      --
Telecom Utility Portfolio (Class 3)
2010       69,438    10.21 to 10.43       723,892   0.85% to 1.10%      5.09%        34.32% to 34.66%
2009       83,648      7.60 to 7.75       647,657   0.85% to 1.10%      2.67%      -37.85% to -37.69%
2008       58,854    12.23 to 12.44       731,526   0.85% to 1.10%      1.42%          7.16% to 7.50%
2007        2,799    11.41 to 11.57        32,370   0.85% to 1.10%      0.48%     21.19%(7) to 21.26%(7)
2006           --                --            --              --         --                      --
Total Return Bond Portfolio (Class 3)
2010    4,202,010    17.73 to 18.13    76,162,443   0.85% to 1.10%      1.76%          9.65% to 9.93%
2009    2,997,955    16.17 to 16.49    49,435,090   0.85% to 1.10%      2.66%          6.03% to 6.29%
2008      189,877    15.25 to 15.52     2,945,070   0.85% to 1.10%      5.88%          1.60% to 1.85%
2007      102,373    15.01 to 15.23     1,559,010   0.85% to 1.10%      3.60%       9.42%(6) to 9.69%(6)
2006           --                --            --              --         --                      --
Capital Growth Portfolio (Class II)
2010      767,800    10.18 to 10.36     7,944,554   0.85% to 1.10%      0.00%        45.23% to 45.60%
2009      772,256      7.01 to 7.12     5,488,421   0.85% to 1.10%      0.00%      -35.91% to -35.75%
2008      877,919    10.94 to 11.08     9,713,264   0.85% to 1.10%      0.16%          5.44% to 5.71%
2007      900,337    10.37 to 10.48     9,424,612   0.85% to 1.10%      0.00%          0.76% to 1.01%(5)
2006      897,690    10.29 to 10.37     9,304,238   0.85% to 1.10%      0.00%        20.26% to 20.56%
Comstock Portfolio (Class II)
2010   21,032,261    11.99 to 12.24   257,294,911   0.85% to 1.10%      1.64%        40.23% to 40.58%
2009   23,758,537      8.55 to 8.71   206,766,356   0.85% to 1.10%      2.47%      -34.69% to -34.53%
2008   23,500,551    13.09 to 13.30   312,387,623   0.85% to 1.10%      1.97%      -13.48% to -13.26%
2007   19,886,050    15.13 to 15.34   304,736,859   0.85% to 1.10%      1.25%        14.53% to 14.82%(5)
2006   15,477,003    13.21 to 13.36   206,564,506   0.85% to 1.10%      1.49%        11.07% to 11.35%
Growth and Income Portfolio (Class II)
2010   19,037,638    14.10 to 14.43   274,405,440   0.85% to 1.10%      1.30%        40.26% to 40.61%
2009   20,637,120    10.05 to 10.26   211,553,323   0.85% to 1.10%      2.22%      -33.49% to -33.32%
2008   19,029,493    15.12 to 15.39   292,566,735   0.85% to 1.10%      1.67%        -8.76% to -8.53%
2007   15,346,236    16.57 to 16.82   257,912,123   0.85% to 1.10%      1.60%        14.46% to 14.75%(5)
2006   11,082,648    14.47 to 14.66   162,309,479   0.85% to 1.10%      1.16%        15.84% to 16.13%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                       At April 30                              For the Year Ended April 30
       ------------------------------------------   ---------------------------------------------------
                    Unit Fair Value                  Expense Ratio   Investment       Total Return
                       Lowest to       Net Assets       Lowest         Income           Lowest to
Year      Units        Highest ($)         ($)       to Highest(1)    Ratio(2)         Highest(3)
----   ----------   ---------------   -----------   --------------   ----------   ---------------------
Growth and Income Portfolio (Class VC)
2010   13,672,902    11.73 to 11.97   163,475,589   0.85% to 1.10%      0.92%       38.67% to 39.02%
2009   15,241,513      8.46 to 8.61   131,090,165   0.85% to 1.10%      1.82%     -37.35% to -37.19%
2008   16,144,393    13.50 to 13.71   221,105,034   0.85% to 1.10%      1.28%       -6.87% to -6.63%
2007   14,981,110    14.50 to 14.68   219,759,130   0.85% to 1.10%      1.25%       11.24% to 11.52%(5)
2006   12,021,179    13.03 to 13.16   158,138,427   0.85% to 1.10%      0.99%       15.44% to 15.73%
Mid Cap Value Portfolio (Class VC)
2010    7,674,773    12.83 to 13.09   100,348,573   0.85% to 1.10%      0.45%       43.62% to 43.99%
2009    8,811,469      8.93 to 9.09    80,026,356   0.85% to 1.10%      1.52%     -36.55% to -36.40%
2008   10,397,065    14.08 to 14.29   148,474,445   0.85% to 1.10%      0.46%     -16.11% to -15.90%
2007    9,734,214    16.78 to 16.99   165,297,895   0.85% to 1.10%      0.49%       17.11% to 17.40%(5)
2006    9,053,782    14.33 to 14.48   130,969,116   0.85% to 1.10%      0.45%       17.07% to 17.36%
Asset Allocation Fund (Class 2)
2010   22,456,212    15.36 to 15.64   350,977,590   0.85% to 1.10%      2.21%       25.69% to 26.00%
2009   24,735,961    12.22 to 12.41   306,848,165   0.85% to 1.10%      2.94%     -26.24% to -26.06%
2008   23,973,019    16.57 to 16.79   402,208,968   0.85% to 1.10%      2.19%       -3.24% to -3.00%
2007   18,214,301    17.12 to 17.31   315,024,276   0.85% to 1.10%      2.14%        9.94% to 10.21%(5)
2006   14,036,387    15.57 to 15.70   220,278,752   0.85% to 1.10%      2.12%       18.81% to 19.11%
Global Growth Fund (Class 2)
2010   14,487,215    21.76 to 22.16   320,908,146   0.85% to 1.10%      1.29%       37.68% to 38.03%
2009   15,826,565    15.81 to 16.06   254,008,177   0.85% to 1.10%      2.18%     -34.28% to -34.12%
2008   15,374,374    24.05 to 24.37   374,542,455   0.85% to 1.10%      2.58%         1.92% to 2.17%
2007   12,313,486    23.60 to 23.86   293,600,783   0.85% to 1.10%      0.68%       15.39% to 15.68%(5)
2006    8,283,239    20.45 to 20.62   170,740,819   0.85% to 1.10%      0.50%       29.43% to 29.75%
Growth Fund (Class 2)
2010   13,360,013    18.64 to 18.99   253,434,644   0.85% to 1.10%      0.60%       38.39% to 38.74%
2009   14,743,935    13.47 to 13.68   201,612,748   0.85% to 1.10%      0.99%     -37.78% to -37.62%
2008   14,604,346    21.64 to 21.94   320,152,992   0.85% to 1.10%      0.78%        -0.02% to 0.23%
2007   13,104,310    21.65 to 21.89   286,621,960   0.85% to 1.10%      0.78%         8.79% to 9.06%(5)
2006   10,582,406    19.90 to 20.07   212,253,365   0.85% to 1.10%      0.63%       26.41% to 26.72%
Growth-Income Fund (Class 2)
2010   27,563,259    16.14 to 16.45   453,154,537   0.85% to 1.10%      1.48%       33.77% to 34.10%
2009   30,081,713    12.06 to 12.27   368,806,501   0.85% to 1.10%      2.05%     -34.25% to -34.09%
2008   30,286,402    18.35 to 18.61   563,331,161   0.85% to 1.10%      1.55%       -5.45% to -5.21%
2007   25,584,037    19.40 to 19.64   502,013,296   0.85% to 1.10%      1.51%       13.27% to 13.55%(5)
2006   19,874,104    17.13 to 17.29   343,442,627   0.85% to 1.10%      1.28%       15.53% to 15.81%
Franklin Income Securities Fund (Class 2)
2010    1,239,046     9.98 to 10.02    12,413,390   0.85% to 1.10%      6.78%       36.32% to 36.66%
2009    1,082,357      7.32 to 7.33     7,934,838   0.85% to 1.10%      1.46%     -27.67% to -27.59%
2008       64,002             10.12       647,972   0.85% to 1.10%      0.00%      1.22%(8) to 1.24%(8)
2007           --                --            --              --         --                     --
2006           --                --            --              --         --                     --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                      At April 30                               For the Year Ended April 30
       -----------------------------------------   -----------------------------------------------------
                   Unit Fair Value                  Expense Ratio   Investment         Total Return
                      Lowest to       Net Assets       Lowest         Income            Lowest to
Year     Units        Highest ($)         ($)       to Highest(1)    Ratio(2)           Highest(3)
----   ---------   ---------------    ----------   --------------   ----------   -----------------------
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2010   2,744,267     8.91 to 8.96     24,582,687   0.85% to 1.10%      2.39%         34.35% to 34.69%
2009   2,716,589     6.63 to 6.65     18,067,282   0.85% to 1.10%      3.55%       -33.46% to -33.29%
2008      83,158             9.97        829,091   0.85% to 1.10%      0.00%     -0.31%(8)  to -0.30%(8)
2007          --               --             --              --         --                       --
2006          --               --             --              --         --                       --


(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6)  For the period from May 1, 2006 (inception) to April 30, 2007.

(7)  For the period from August 28, 2006 (inception) to April 30, 2007.

(8)  For the period from February 4, 2008 (inception) to April 30, 2008.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included or incorporated by reference in Part B of this Registration Statement:

The following financial statements of Variable Annuity Account Seven are included herein:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of April 30, 2010
     -   Schedule of Portfolio Investments as of April 30, 2010
     -   Statement of Operations for the year ended April 30, 2010
     - Statement of Changes in Net Assets for the years ended April 30, 2010 and 2009
     -   Notes to Financial Statements

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, File Nos. 333-137862 and 811-09003, filed on April 28, 2010, Accession No. 0000950123-10-039728:
     -   Report of Independent Registered Public Accounting Firm
     -   Consolidated Balance Sheet as of December 31, 2009 and 2008
     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2009, 2008 and 2007
     - Consolidated Statement of Cash Flows for the years ended December 31, 2009, 2008 and 2007
     -   Notes to Consolidated Financial Statements

(b) Exhibits

(1)   Resolutions Establishing Separate Account..................................    1
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    2
      (b)  Form of Selling Agreement.............................................    2
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract.............................................    2
      (b)  Variable Annuity Certificate..........................................    2
      (c)  Tax Sheltered Annuity (403(b)) Endorsement............................    2
      (d)  Optional Income Benefit Endorsement...................................    5
(5)   (a)  Application for Contract..............................................    2
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation........................    7
      (b)  Article of Amendment to Amended and Restated Articles of
           Incorporation.........................................................    7
      (c)  Amended and Restated Bylaws...........................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement..............    2
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement..........    2
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    4
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant..................................    8
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors.............................................................    6
      (c)  Support Agreement of American International Group, Inc. ..............    3

--------

1 Incorporated by reference to Initial Registration Statement, File Nos. 333-
  63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-
  002194.

2 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

3 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No.
  16, File Nos. 333-63511 and 811-09003, filed on August 29, 2005, Accession No. 0000950129-05-008795.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-137862 and 811-09003, filed on December 15, 2006, Accession No. 0000950148-06-000157.

5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession No. 0000950148-07-000088.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

7 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
  9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.


8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                             POSITION
----                             --------
Jay S. Wintrob                   Director, Chief Executive Officer
Jana W. Greer(1)                 Director and President
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary


--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-10-001465, filed on February 26, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 1, 2010, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 58, of which 58 were qualified contracts and 0 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the

Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Controller
Joseph D. Neary             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 13th day of August, 2010.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                            JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                   Chief Executive Officer & Director      August 13, 2010
-----------------------------       (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                  Senior Vice President & Director       August 13, 2010
-----------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                        Senior Vice President,            August 13, 2010
-----------------------------     Chief Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


*JANA W. GREER                           President & Director             August 13, 2010
-----------------------------
JANA W. GREER


*STEWART R. POLAKOV               Senior Vice President & Controller      August 13, 2010
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MALLARY L. REZNIK                      Attorney-in-Fact               August 13, 2010
-----------------------------
*MALLARY L. REZNIK

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
(10)            Consent of Independent Registered Public Accounting Firm